As Filed with the Securities and Exchange Commission on April 30, 2002
                                         File Nos. 033-79170;  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 13                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 14                                                     [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                                     PART A

                                EXPLANATORY NOTE

=============================================================================
This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. One version (Version 1) of the Prospectus contains 27 portfolios. The other version (Version
2) of the Prospectus contains 3 portfolios which are also offered in Version 1 and 8 additional portfolios.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed.

=============================================================================

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

--------------------------------------------------------------------------------

                                   PROFILE OF

                                   EQUI-SELECT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of the mutual fund investment portfolios through our Separate Account A listed below. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

EQUI-SELECT PROFILE                                      PROSPECTUS BEGINS AFTER
121817                                                    PAGE 9 OF THIS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

     --------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     --------------------------------------------------------------------------------------------
     PLAN A.   INTEREST
        Option 1              The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5)
                              years. We will make fixed payments monthly, quarterly,
                              semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

        Option 2              The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------
     PLAN B.   FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The
                              Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------
     PLAN C.   LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

                                                             EQUI-SELECT PROFILE

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR
(3) YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following mutual fund investment portfolios through our Separate Account A. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

THE GCG TRUST
  All Cap                          Growth                      Mid-Cap Growth
  Capital Appreciation             Hard Assets                 Real Estate
  Capital Growth                   International Equity        Research
  Capital Guardian Small Cap       Investors                   Strategic Equity
  Core Bond                        Large Cap Value             Total Return
  Developing World                 Limited Maturity Bond       Value Equity
  Equity Income                    Liquid Asset                Van Kampen Growth and Income
  Fully Managed                    Managed Global

ING VARIABLE INSURANCE TRUST                         PRUDENTIAL SERIES FUND, Inc.
  (FORMERLY PILGRIM VARIABLE INSURANCE TRUST)           Jennison Portfolio
  ING VP Worldwide Growth

THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield Portfolio
  PIMCO StocksPLUS Growth
     and Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge.........................    1.25%
     Asset-Based Administrative Charge.......................    0.15%
                                                                 -----
          Total..............................................    1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 1.76% annually (see table below) of the portfolio's average daily net asset balance.

                                                             EQUI-SELECT PROFILE

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (Contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.09% (based on an average contract value of $33,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2001, except for portfolios that commenced operations during 2001, where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                                             EQUI-SELECT PROFILE

----------------------------------------------------------------------------------------------------------------------
                                                    TOTAL ANNUAL                                    EXAMPLES:
                                                                                                    --------
                                TOTAL ANNUAL         INVESTMENT            TOTAL          TOTAL CHARGES AT THE END OF:
                                  INSURANCE           PORTFOLIO           ANNUAL
INVESTMENT PORTFOLIO               CHARGES             CHARGES            CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                             1.49%              1.01%              2.50%              $105            $284
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Capital Growth                      1.49%              1.02%              2.51%              $105            $285
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap          1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Core Bond                           1.49%              1.01%              2.50%              $105            $284
----------------------------------------------------------------------------------------------------------------------
Developing World                    1.49%              1.76%              3.25%              $113            $355
----------------------------------------------------------------------------------------------------------------------
Equity Income                       1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Fully Managed                       1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Growth                              1.49%              1.02%              2.51%              $105            $285
----------------------------------------------------------------------------------------------------------------------
Hard Assets                         1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
International Equity                1.49%              1.26%              2.75%              $108            $308
----------------------------------------------------------------------------------------------------------------------
Investors                           1.49%              1.01%              2.50%              $105            $284
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                     1.49%              1.01%              2.50%              $105            $284
----------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond               1.49%              0.54%              2.03%              $101            $236
----------------------------------------------------------------------------------------------------------------------
Liquid Asset                        1.49%              0.54%              2.03%              $101            $236
----------------------------------------------------------------------------------------------------------------------
Managed Global                      1.49%              1.26%              2.75%              $108            $308
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                      1.49%              0.89%              2.38%              $104            $272
----------------------------------------------------------------------------------------------------------------------
Real Estate                         1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Research                            1.49%              0.89%              2.38%              $104            $272
----------------------------------------------------------------------------------------------------------------------
Strategic Equity                    1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Total Return                        1.49%              0.89%              2.38%              $104            $272
----------------------------------------------------------------------------------------------------------------------
Value Equity                        1.49%              0.95%              2.44%              $105            $278
----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth
  and Income                        1.49%              0.95%              2.44%              $105            $278

ING VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth             1.49%              1.23%              2.72%              $108            $305
----------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                    1.49%              0.75%              2.24%              $103            $257
----------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                 1.49%              0.65%              2.14%              $102            $247
----------------------------------------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
Jennison                            1.49%              1.04%              2.53%              $106            $287
----------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for applicable portfolios. The Year 1 examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger

                                                             EQUI-SELECT PROFILE
than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described below. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

                                                             EQUI-SELECT PROFILE

-------------------------------------------------------------------------------------------------------------------------
                                                                                   CALENDAR YEAR
INVESTMENT PORTFOLIO                              2001       2000       1999       1998       1997       1996      1995
-------------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
       Capital Appreciation(1)                  -14.19%    -16.49%     22.81%     11.01%     27.06%     18.31%     28.43%
       Strategic Equity(2)                      -22.21%    -13.76%     53.97%     -0.66%     21.34%     17.46%       --
-------------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
       Capital Growth (2)                       -14.93%    -18.37%     23.71%     10.32%     23.31%       --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
       Developing World(2)                       -6.62%    -34.81%     59.31%        --         --        --         --
       Hard Assets(2)                           -13.34%     -6.15%     21.55%    -30.66%      4.59%     30.98%      9.20%
-------------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
   Large Cap Value                               -5.03%        --         --         --         --        --         --
       Managed Global(3)                        -13.14%    -15.84%     60.93%     27.42%     10.51%     10.55%      5.87%
       Small Cap                                 -2.93%    -19.48%     48.41%     19.20%      8.69%     18.33%       --
-------------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
       Value Equity                              -5.82%      7.17%     -0.98%      0.04%     25.41%      8.90%     33.90%
-------------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
       Limited Maturity Bond                      7.16%      6.14%     -0.37%      5.28%      5.09%      2.73%     10.22%
       Liquid Asset                               2.29%      4.48%      3.18%      3.49%      3.53%      3.38%      4.10%
-------------------------------------------------------------------------------------------------------------------------
Managed by ING Investments, LLC
       ING VP Worldwide Growth                  -19.71%        --         --         --         --        --         --
       International Equity Portfolio(6)        -23.75%    -27.02%     51.20%      3.84%     -3.72%       --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Management LLC
       Growth(2)                                -31.10%    -23.16%     75.55%     25.01%     14.06%       --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by Prudential Series Fund, Inc
       Jennison Portfolio                       -19.70%        --         --         --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
       Mid-Cap Growth                           -24.62%      6.57%     76.47%     21.00%     17.90%     18.54%     27.58%
       Research                                 -22.49%     -5.96%     22.40%     21.24%     18.35%     21.33%     34.62%
       Total Return                              -1.00%     14.78%      1.84%      9.94%     19.08%     11.90%     22.73%
-------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
       Core Bond(4)                               0.92%     -0.55%     -9.99%     10.20%     -0.84%      3.41%     14.69%
       PIMCO High Yield                           0.82%     -2.33%      1.49%        --          --        --         --
       PIMCO StocksPLUS
         Growth and Income                      -12.68%    -10.84%     18.08%        --          --        --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management
       Investors                                 -5.67%        --         --         --         --         --         --
       All Cap                                    0.38%        --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
       Equity Income(2)                          -0.16%     11.27%     -2.20%      6.66%     15.70%      7.09%     17.34%
       Fully Managed                              8.21%     20.18%      5.34%      4.32%     13.65%     14.51%     19.09%
-------------------------------------------------------------------------------------------------------------------------
Managed by Van Kampen
       Van Kampen Growth and Income(7)          -13.18%     -3.56%     14.17%     12.45%     27.92%     18.69%     29.32%
       Real Estate(5)                             6.48%     29.08%     -5.24%    -14.75%     20.98%     32.99%     15.02%
-------------------------------------------------------------------------------------------------------------------------

------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
     (5) Prior to April 28, 2000, a different firm managed the Portfolio.
     (6) Prior to December 14, 2001, a different firm managed the Portfolio.
     (7) Prior to January 29, 2002, a different firm managed the Portfolio.

9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to

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                                       7
delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax laws.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th contract anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred. Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

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                                       8

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations-Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066
     or your registered representative.

                                                             EQUI-SELECT PROFILE

                       This page intentionally left blank.

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT
--------------------------------------------------------------------------------

                                                                     MAY 1, 2002

This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

For Contracts sold in some states, not all investment portfolios are available. The prospectuses of the GCG Trust, PIMCO Variable Insurance Trust, ING Variable insurance Trust and Prudential Series Fund, Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES. This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

A I M CAPITAL MANAGEMENT, INC.               JENNISON ASSOCIATES LLC
   Capital Appreciation Series                  Jennison Portfolio
   Strategic Equity Series                      SP Jennison International Growth Portfolio
ALLIANCE CAPITAL MANAGEMENT L.P.
   Capital Growth Series                     MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                Mid-Cap Growth Series
BARING INTERNATIONAL INVESTMENT LIMITED         Research Series
   Developing World Series                      Total Return Series
   Hard Assets Series
                                             PACIFIC INVESTMENT MANAGEMENT COMPANY
CAPITAL GUARDIAN TRUST COMPANY                  Core Bond Series
   Capital Guardian Small Cap Series            PIMCO High Yield Portfolio
   Large Cap Value Series                       PIMCO StocksPLUS Growth and Income Portfolio
   Managed Global Series
                                             SALOMON BROTHERS ASSET MANAGEMENT, INC.
EAGLE ASSET MANAGEMENT, INC.                    All Cap Series
   Value Equity Series                          Investors Series

ING INVESTMENT MANAGEMENT, LLC               T. ROWE PRICE ASSOCIATES, INC.
   Limited Maturity Bond Series                 Equity Income Series
   Liquid Asset Series                          Fully Managed Series

ING INVESTMENTS, LLC                         VAN KAMPEN
   International Equtiy Series                  Real Estate Series
   ING VP Worldwide Growth Portfolio            Van Kampen Growth and Income Series

JANUS CAPITAL CORPORATION
   Growth Series

THE ABOVE MUTUAL FUND INVESTMENT PORTFOLIOS ARE PURCHASED AND HELD BY CORRESPONDING DIVISIONS OF OUR SEPARATE ACCOUNT A. WE REFER TO THE DIVISIONS AS "SUBACCOUNTS."

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms.....................................................    1
Fees and Expenses..........................................................    2
Performance Information....................................................    7
Equitable Insurance Company of Iowa........................................    8
The Trusts and Funds.......................................................    9
Equitable of Iowa Separate Account A.......................................    9
The Investment Portfolios..................................................   10
The Annuity Contract.......................................................   15
      Contract Date and Contract Year .....................................   15
      Annuity Start Date...................................................   15
      Contract Owner.......................................................   15
      Annuitant............................................................   16
      Beneficiary..........................................................   16
      Purchase and Availability of the Contract............................   16
      Crediting of Premium Payments........................................   16
      Administrative Procedures............................................   17
      Contract Value.......................................................   18
      Cash Surrender Value.................................................   18
      Surrendering to Receive the Cash Surrender Value.....................   18
      The Subaccounts......................................................   18
      Addition, Deletion or Substitution of Subaccounts and Other Changes..   19
      Other Important Provisions...........................................   19
Withdrawals................................................................   19
Transfers Among Your Investments...........................................   21
Death Benefit..............................................................   23
      Death Benefit During the Accumulation Period.........................   23
          Death Proceeds...................................................   23
          Death of Annuitant...............................................   24
          Death of Owner...................................................   24
          Trust Beneficiary................................................   25
          Required Distributions upon Contract Owner's Death...............   25

--------------------------------------------------------------------------------
                                     TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

Charges and Fees...........................................................   26
      Charges Deducted from the Contract Value.............................   26
          Surrender Charge.................................................   26
          Free Withdrawal Amount...........................................   26
          Surrender Charge for Excess Withdrawals..........................   27
          Premium Taxes....................................................   27
          Administrative Charge............................................   27
          Transfer Charge..................................................   27
      Charges Deducted from the Subaccounts................................   27
          Mortality and Expense Risk Charge................................   27
          Asset-Based Administrative Charge................................   27
      Trust Expenses.......................................................   28
The Annuity Options........................................................   28
Other Contract Provisions..................................................   30
Other Information..........................................................   31
Federal Tax Considerations.................................................   32
Statement of Additional Information
      Table of Contents....................................................   39
Appendix A
      Condensed Financial Information......................................   A1
Appendix B
      The Investment Portfolios...........................................    B1
Appendix C
      Surrender Charge for Excess Withdrawals Example......................   C1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                            PAGE
Accumulation Unit                          7
Annuitant                                 16
Annuity Start Date                        15
Cash Surrender Value                      18
Contract Date                             15
Contract Owner                            15
Contract Value                            16
Contract Year                             15
Free Withdrawal Amount                    26
Net Investment Factor                      7
Death Benefit                             23

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE

     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

      Administrative Charge.......................................    $    30

SEPARATE ACCOUNT ANNUAL CHARGES*

      Mortality and Expense Risk Charge...........................      1.25%
      Asset-Based Administrative Charge...........................      0.15%
                                                                        -----
      Total Separate Account Charges..............................      1.40%
      *As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

----------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL FUND                      NET FUND
                                               DISTRIBUTION                    ANNUAL                         ANNUAL
                                                  AND/OR                      EXPENSES          TOTAL        EXPENSES
                                   INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                    ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                              FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
----------------------------------------------------------------------------------------------------------------------
All Cap                               1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation                  0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Capital Growth                        1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap            0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Core Bond(1)                          1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Developing World                      1.75%        0.00%        0.01%           1.76%           0.00%          1.76%
----------------------------------------------------------------------------------------------------------------------
Equity Income                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Fully Managed                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Growth (3)                            1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
----------------------------------------------------------------------------------------------------------------------
Hard Assets                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
International Equity(1)               1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Investors                             1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                       1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
----------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                 0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
----------------------------------------------------------------------------------------------------------------------
Liquid Asset                          0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
----------------------------------------------------------------------------------------------------------------------
Managed Global                        1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Real Estate                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Research                              0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Strategic Equity                      0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Total Return                          0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
----------------------------------------------------------------------------------------------------------------------
Value Equity                          0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income(4)       0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
----------------------------------------------------------------------------------------------------------------------

     (1)  Annualized.
     (2)  Estimated investment advisory fee for year 2002.
     (3) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Series through December 31, 2002.
     (4) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Series through December 31, 2002.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide Growth
   (Class S Shares)               1.00%        0.25%        1.72%           2.97%           1.74%          1.23%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)     REDUCTIONS     REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield (Class S
   Shares)                        0.25%        0.15%        0.36%           0.76%           0.01%          0.75%
-------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and
   Income (Class S Shares)        0.40%        0.15%        0.12%           0.67%           0.02%          0.65%
-------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76% and 0.67% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12B-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Jennison (Class II Shares)      0.60%        0.25%        0.19%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the Trust and Funds the for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following examples are based on an assumed 5% annual return.

Example 1:

If you surrender your Contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $105          $138           $173          $284
-----------------------------------------------------------------------------------------
Capital Appreciation                     $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Capital Growth                           $105          $138           $174          $285
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Core Bond                                $105          $138           $173          $284
-----------------------------------------------------------------------------------------
Developing World                         $113          $160           $210          $355
-----------------------------------------------------------------------------------------
Equity Income                            $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Fully Managed                            $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Growth                                   $105          $138           $174          $285
-----------------------------------------------------------------------------------------
Hard Assets                              $105          $136           $170          $278
-----------------------------------------------------------------------------------------
International Equity                     $108          $145           $185          $308
-----------------------------------------------------------------------------------------
Investors                                $105          $138           $173          $284
-----------------------------------------------------------------------------------------
Large Cap Value                          $105          $138           $173          $284
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $101          $124           $149          $236
-----------------------------------------------------------------------------------------
Liquid Asset                             $101          $124           $149          $236
-----------------------------------------------------------------------------------------
Managed Global                           $108          $145           $185          $308
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $104          $134           $167          $272
-----------------------------------------------------------------------------------------
Real Estate                              $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Research                                 $104          $134           $167          $272
-----------------------------------------------------------------------------------------
Strategic Equity                         $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Total Return                             $104          $134           $167          $272
-----------------------------------------------------------------------------------------
Value Equity                             $105          $136           $170          $278
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $105          $136           $170          $278

ING VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------
ING VP Worldwide Growth                  $108          $144           $184          $305
-----------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $103          $130           $160          $257
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $102          $127           $155          $247
-----------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------
Jennison                                 $106          $139           $175          $287
-----------------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                                  $25           $ 78           $133          $284
-----------------------------------------------------------------------------------------
Capital Appreciation                     $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Capital Growth                           $25           $ 78           $134          $285
-----------------------------------------------------------------------------------------
Capital Guardian Small Cap               $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Core Bond                                $25           $ 78           $133          $284
-----------------------------------------------------------------------------------------
Developing World                         $33           $100           $170          $355
-----------------------------------------------------------------------------------------
Equity Income                            $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Fully Managed                            $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Growth                                   $25           $ 78           $134          $285
-----------------------------------------------------------------------------------------
Hard Assets                              $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
International Equity                     $28           $ 85           $145          $308
-----------------------------------------------------------------------------------------
Investors                                $25           $ 78           $133          $284
-----------------------------------------------------------------------------------------
Large Cap Value                          $25           $ 78           $133          $284
-----------------------------------------------------------------------------------------
Limited Maturity Bond                    $21           $ 64           $109          $236
-----------------------------------------------------------------------------------------
Liquid Asset                             $21           $ 64           $109          $236
-----------------------------------------------------------------------------------------
Managed Global                           $28           $ 85           $145          $308
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $24           $ 74           $127          $272
-----------------------------------------------------------------------------------------
Real Estate                              $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Research                                 $24           $ 74           $127          $272
-----------------------------------------------------------------------------------------
Strategic Equity                         $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Total Return                             $24           $ 74           $127          $272
-----------------------------------------------------------------------------------------
Value Equity                             $25           $ 76           $130          $278
-----------------------------------------------------------------------------------------
Van Kampen Growth and Income             $25           $ 76           $130          $278

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth                  $28           $ 84           $144          $305

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield                         $23           $ 70           $120          $257
-----------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income       $22           $ 67           $115          $247
-----------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------
Jennison                                 $26           $ 79           $135          $287
-----------------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.09% of assets (based on an average contract value of $33,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account A for the year ended December 31, 2001 and Equitable Life for the years ended December 31, 2001, 2000, and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company ("Golden Amreican"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309. Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA, 19380. All correspondence regarding this Contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

In this prospectus, we refer to The GCG Trust, the PIMCO Variable Insurance Trust, the ING Variable Insurance Trust and The Prudential Series Fund, Inc. collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity Contracts offered by Equitable Life. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The separate accounts may fund both variable annuity contracts and variable life policies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Equitable Life. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Equitable Life. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Equitable Life. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, PIMCO Variable Insurance Trust, ING Variable Insurance Trust or The Prudential Series Fund, Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract - Addition, Deletion or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate

Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive. We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     (1) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     (2) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death. The beneficiary may elect to have a single lump payment or choose one of the annuity options. The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If a contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000 total portfolio fees and charges ranged from 0.54% to 1.76%. See "Fees and Expenses" in this Prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree. The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

     --------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     --------------------------------------------------------------------------------------------
     PLAN A.   INTEREST
        Option 1              The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5)
                              years. We will make fixed payments monthly, quarterly,
                              semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

        Option 2              The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------
     PLAN B.   FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The
                              Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------
     PLAN C.   LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New

York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Equitable Life at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM
     Company
     Experts
     Legal Opinions
     Distributor
     Yield Calculations for the Money Markets Subaccounts
     Performance Information
     Annuity Provisions
     Financial Statements

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

EQUI-SELECT   121817                                                    05/01/02

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

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  15.47         2,196,941        $   33,989
--------------------------------------------------------------
1999               14.79         3,594,772            53,181
--------------------------------------------------------------
1998               14.33         2,338,381            33,498
--------------------------------------------------------------
8/17/98            14.14                --                --
--------------------------------------------------------------

LIMITED MATURITY BOND

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  17.76         1,582,943        $   28,117
--------------------------------------------------------------
1999               16.72         2,225,953            37,221
--------------------------------------------------------------
1998               16.77         2,627,993            44,068
--------------------------------------------------------------
8/17/98            16.41                --                --
--------------------------------------------------------------

CORE BOND
  (FORMERLY GLOBAL FIXED INCOME)

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.74           594,407        $    6,977
--------------------------------------------------------------
1999               11.79           767,498             9,051
--------------------------------------------------------------
1998               13.09           946,714            12,391
--------------------------------------------------------------
1997               11.87         1,003,152            11,905
--------------------------------------------------------------
1996               11.96           705,870             8,440
--------------------------------------------------------------
1995               11.55           311,689             3,500
--------------------------------------------------------------
1994               10.06             5,098            51,288
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

                                       A1

FULLY MANAGED

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  26.04           859,959        $   22,389
--------------------------------------------------------------
1999               21.65           763,935            16,537
--------------------------------------------------------------
1998               20.53           779,994            16,015
--------------------------------------------------------------
1997               19.66           430,012             8,456
--------------------------------------------------------------
2/3/97             17.40                --                --
--------------------------------------------------------------

TOTAL RETURN

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  20.75         8,144,748        $  168,975
--------------------------------------------------------------
1999               18.06        11,904,760           214,998
--------------------------------------------------------------
1998               17.72        12,496,442           221,408
--------------------------------------------------------------
1997               16.10         9,244,077           148,852
--------------------------------------------------------------
1996               13.51         4,354,338            58,835
--------------------------------------------------------------
1995               12.05         1,312,565            15,822
--------------------------------------------------------------
1994                9.81            33,106               325
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

EQUITY INCOME

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  23.91           119,922        $    2,868
--------------------------------------------------------------
1999               21.47           128,090             2,751
--------------------------------------------------------------
1998               21.94            43,654               958
--------------------------------------------------------------
6/1/98             21.36                --                --
--------------------------------------------------------------

REAL ESTATE

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  26.64            93,266        $    2,484
--------------------------------------------------------------
1999               20.62            35,911               741
--------------------------------------------------------------
1998               21.74            11,546               252
--------------------------------------------------------------
6/1/98             24.06                --                --
--------------------------------------------------------------

                                       A2

VALUE EQUITY

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  19.46           141,890        $    2,761
--------------------------------------------------------------
1999               18.14            83,288             1,512
--------------------------------------------------------------
1998               18.31            13,489               247
--------------------------------------------------------------
6/1/98             18.81                --                --
--------------------------------------------------------------

RISING DIVIDENDS

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  24.94         2,837,674        $   70,758
--------------------------------------------------------------
1999               25.83         2,969,233            76,703
--------------------------------------------------------------
1998               22.61         2,936,233            66,385
--------------------------------------------------------------
1997               20.09         1,561,703            31,375
--------------------------------------------------------------
2/3/97             16.36                --                --
--------------------------------------------------------------

HARD ASSETS

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  16.32            15,095        $      246
--------------------------------------------------------------
1999               17.37            54,852               955
--------------------------------------------------------------
1998               14.28            23,848               341
--------------------------------------------------------------
6/1/98             18.34                --                --
--------------------------------------------------------------

RESEARCH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  26.39         7,165,354        $  189,119
--------------------------------------------------------------
1999               28.04        13,175,523           369,426
--------------------------------------------------------------
1998               22.89        14,188,466           324,775
--------------------------------------------------------------
1997               18.87        10,840,733           204,520
--------------------------------------------------------------
1996               15.93         4,845,240            77,175
--------------------------------------------------------------
1995               13.10         1,255,752            16,447
--------------------------------------------------------------
1994                9.72            69,177               672
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

                                       A3

CAPITAL GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  17.21         5,518,518        $   94,978
--------------------------------------------------------------
1999               21.06         6,297,934           132,629
--------------------------------------------------------------
1998               17.01         6,865,903           116,791
--------------------------------------------------------------
1997               15.41         5,699,245            87,808
--------------------------------------------------------------
1996               12.49         2,228,888            27,830
--------------------------------------------------------------
4/1/96             10.00                --                --
--------------------------------------------------------------

CAPITAL APPRECIATION

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  25.17           297,462        $    7,488
--------------------------------------------------------------
1999               30.11           118,847             3,579
--------------------------------------------------------------
1998               24.50            68,343             1,674
--------------------------------------------------------------
6/1/98             23.72                --                --
--------------------------------------------------------------

SMALL CAP

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  18.40         1,810,398        $   33,306
--------------------------------------------------------------
1999               22.82         1,648,148            37,613
--------------------------------------------------------------
1998               15.37         1,310,457            20,138
--------------------------------------------------------------
1997               12.88           885,024            11,401
--------------------------------------------------------------
2/3/97             11.98                --                --
--------------------------------------------------------------

MID-CAP GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  42.23         4,352,839        $  183,839
--------------------------------------------------------------
1999               39.59         5,971,804           236,452
--------------------------------------------------------------
1998               22.43         5,924,179           132,856
--------------------------------------------------------------
1997               18.52         4,824,991            89,357
--------------------------------------------------------------
1996               15.70         2,602,724            40,853
--------------------------------------------------------------
1995               13.21           759,597            10,037
--------------------------------------------------------------
1994               10.35            63,781               660
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

                                       A4

STRATEGIC EQUITY

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  18.92           644,682        $   12,200
--------------------------------------------------------------
1999               21.92           259,811             5,696
--------------------------------------------------------------
1998               14.23            12,125               173
--------------------------------------------------------------
6/1/98             15.03                --                --
--------------------------------------------------------------

GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  22.02         6,778,262        $  149,234
--------------------------------------------------------------
1999               28.62         6,813,659           195,012
--------------------------------------------------------------
1998               16.29         5,276,364            85,977
--------------------------------------------------------------
1997               13.03         4,326,368            56,374
--------------------------------------------------------------
1996               11.42         1,238,349            14,136
--------------------------------------------------------------
4/1/96             10.00                --                --
--------------------------------------------------------------

DEVELOPING WORLD

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $   7.58           375,616        $    2,847
--------------------------------------------------------------
1999               11.61           414,703             4,815
--------------------------------------------------------------
1998                7.28            81,839               596
--------------------------------------------------------------
2/19/98            10.00                --                --
--------------------------------------------------------------


                                       A5

PIMCO HIGH YIELD

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  10.01           435,552        $    4,360
--------------------------------------------------------------
1999               10.24           429,523             4,398
--------------------------------------------------------------
1998               10.08           200,928             2,025
--------------------------------------------------------------
6/1/98             10.00                --                --
--------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH
  AND INCOME

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  11.72           745,672        $    8,739
--------------------------------------------------------------
1999               13.13           621,031             8,154
--------------------------------------------------------------
1998               11.11           573,722             6,377
--------------------------------------------------------------
6/1/98              9.59                --                --
--------------------------------------------------------------

                                       A6

For 2001:


        Separate Account Annual Charges of:                   1.40%
        -------------------------------------------------------------

        All-Cap
        AUV at beginning of year                               11.59
        AUV at end of year                                     11.65
        Number of units outstanding at end of year           577,461
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                6,727

        Appreciation
        AUV at beginning of year                               18.03
        AUV at end of year                                     17.07
        Number of units outstanding at end of year         4,150,696
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               70,852

        Capital Appreciation
        AUV at beginning of year                               25.17
        AUV at end of year                                     21.60
        Number of units outstanding at end of year           262,157
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                5,662

        Capital Growth
        AUV at beginning of year                               17.21
        AUV at end of year                                     14.64
        Number of units outstanding at end of year         4,782,230
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               70,001

        Core Bond Series
        AUV at beginning of year                               11.74
        AUV at end of year                                     11.86
        Number of units outstanding at end of year           594,128
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                7,046

        Developing World
        AUV at beginning of year                                7.58
        AUV at end of year                                      7.08
        Number of units outstanding at end of year           331,242
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                2,345

        Equity Income
        AUV at beginning of year                               23.91
        AUV at end of year                                     23.90
        Number of units outstanding at end of year           239,292
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                5,718

        Fully Managed
        AUV at beginning of year                               26.04
        AUV at end of year                                     28.22
        Number of units outstanding at end of year         1,063,959
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               30,021

        Growth
        AUV at beginning of year                               22.02
        AUV at end of year                                     15.14
        Number of units outstanding at end of year         5,960,686
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               90,267

        Hard Assets
        AUV at beginning of year                               16.32
        AUV at end of year                                     14.14
        Number of units outstanding at end of year            20,494
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                  290

        PIMCO High Yield Bond
        AUV at beginning of year                               10.01
        AUV at end of year                                     10.10
        Number of units outstanding at end of year           438,817
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                4,433

        International Equity
        AUV at beginning of year                               11.37
        AUV at end of year                                      8.66
        Number of units outstanding at end of year         3,140,799
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               27,210

        Investors
        AUV at beginning of year                               11.26
        AUV at end of year                                     10.63
        Number of units outstanding at end of year           356,036
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                3,784

        Large CapValue
        AUV at beginning of year                               10.55
        AUV at end of year                                     10.02
        Number of units outstanding at end of year           576,108
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                5,773

        Limited Maturity Bond
        AUV at beginning of year                               17.76
        AUV at end of year                                     19.06
        Number of units outstanding at end of year         1,655,739
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               31,561

        Liquid Asset
        AUV at beginning of year                               15.47
        AUV at end of year                                     15.84
        Number of units outstanding at end of year         2,632,853
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               41,711

        Managed Global Service
        AUV at beginning of year                               20.19
        AUV at end of year                                     17.54
        Number of units outstanding at end of year            11,682
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                1,959

        Mid Cap Growth
        AUV at beginning of year                               42.23
        AUV at end of year                                     31.80
        Number of units outstanding at end of year         6,138,195
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)              195,209

        ING VP Worldwide Growth
        AUV at beginning of year                                8.75
        AUV at end of year                                      7.02
        Number of units outstanding at end of year            42.505
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                  299

        Prudential Jennison
        AUV at beginning of year                                7.85
        AUV at end of year                                      6.30
        Number of units outstanding at end of year            77,059
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                  485

        Real Estate
        AUV at beginning of year                               26.64
        AUV at end of year                                     28.40
        Number of units outstanding at end of year           130,768
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                3,714

        Research
        AUV at beginning of year                               26.39
        AUV at end of year                                     20.44
        Number of units outstanding at end of year        11,117,450
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)              227,223

        Van Kampen Growth and Income
        AUV at beginning of year                               24.94
        AUV at end of year                                     21.65
        Number of units outstanding at end of year         2,517,254
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               54,488

        SB Allocation Select Balanced
        AUV at beginning of year                               13.08
        AUV at end of year                                     12.72
        Number of units outstanding at end of year         4,394,969
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               55,898

        SB Allocation Select Growth
        AUV at beginning of year                               13.33
        AUV at end of year                                     11.85
        Number of units outstanding at end of year         4,172,221
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               49,445

        SB Allocation Select High Growth
        AUV at beginning of year                               14.13
        AUV at end of year                                     12.25
        Number of units outstanding at end of year         2,580,600
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               31,612

        SB High Income
        AUV at beginning of year                               12.46
        AUV at end of year                                     11.82
        Number of units outstanding at end of year         1,212,079
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               14,330

        SB International All Cap Growth
        AUV at beginning of year                               17.74
        AUV at end of year                                     12.04
        Number of units outstanding at end of year         1,827,559
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               22,004

        SB Large Cap Value
        AUV at beginning of year                               21.16
        AUV at end of year                                     19.16
        Number of units outstanding at end of year         4,001,712
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               76,679

        SB Money Market
        AUV at beginning of year                               12.27
        AUV at end of year                                     12.55
        Number of units outstanding at end of year         1,406,525
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               17,651

        Capital Guardian Small Cap
        AUV at beginning of year                               18.40
        AUV at end of year                                     17.87
        Number of units outstanding at end of year         1,710,080
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)               30,561

        StocksPLUS
        AUV at beginning of year                               11.72
        AUV at end of year                                     10.23
        Number of units outstanding at end of year           746,623
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                7,640

        Strategic Equity
        AUV at beginning of year                               18.92
        AUV at end of year                                     14.71
        Number of units outstanding at end of year           595,198
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                8,754

        Total Return
        AUV at beginning of year                               20.75
        AUV at end of year                                     20.56
        Number of units outstanding at end of year         9,847,959
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)              202,433

        Value Equity
        AUV at beginning of year                               19.46
        AUV at end of year                                     18.34
        Number of units outstanding at end of year           159,381
        -------------------------------------------------------------
        Total AUV at end of year (in thousands)                2,923

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

All Cap        INVESTMENT OBJECTIVE
               Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies of any size. Uses fundamental analysis to select securities of individual companies which offer greatest potential for capital appreciation across industries to reduce risk. Emphasis is on companies whose stock prices appear undervalued; special situations that may increase earnings or market price of the company's shares; growth potential due to technological advances, new products or services; or other significant new developments that may enhance future earnings.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and may affect the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small and Mid-Cap Company Risk, Undervalued Securities Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL AND MID-CAP COMPANY RISK refers to the risk that such companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise,

                                       B1

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

Capital        INVESTMENT OBJECTIVE
Appreciation   Long-term capital growth

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities believed to be undervalued relative to an issuer's current or projected earnings; relative to current market values of an issuer's assets; or relative to equity markets generally.

               The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective for their potential growth of capital and not for their ability to generate income, and up to 25% of its assets in foreign securities.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Capital Growth INVESTMENT OBJECTIVE
               Long-term total return.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks of middle capitalization companies with market capitalizations of up to $5 billion. Focus is on companies believed to offer superior relative earnings growth potential.

               The Portfolio Manager applies a growth-oriented investment philosophy defined by its early recognition of change, commitment to fundamental research, and emphasis on stock selection.

               The Portfolio also may invest in securities of larger companies, and may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies, which may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

               The Portfolio also may invest in foreign securities (including in emerging or developing markets); foreign currencies, options; lower-quality, high yielding debt securities (commonly called "junk bonds"); "zero-coupon" bonds; "payment-in-kind" bonds, and engage in short sales of securities it expects to decline in price. At times the Portfolio may invest more than 25% of its assets in

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               securities of issuers in one or more market sectors if the investment return available justifies any additional risk associated with heavily investing in that sector.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Small and Mid-Cap Company Risk, High-Yield Bond Risk, and Industry Concentration Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. SMALL AND MID-CAP COMPANY RISK refers to the risk that smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Alliance Capital Management, L.P.

Capital        INVESTMENT OBJECTIVE
Guardian       Long-term capital appreciation
Small Cap
               PRINCIPAL STRATEGIES
               Invests at least 80% of its total assets in equity securities of small capitalization ("small-cap") companies that have total market capitalizations equal to those within a universe of S & P
               SmallCap 600 Index stocks. May also invest up to 20% of its assets in companies outside of this range.

               Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

               Invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market that may still be in the developmental stage; older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets; or companies that may provide products or services with a high unit volume growth rate.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, and OTC Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. OTC INVESTMENT RISK refers to the

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                    risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk.

               INVESTMENT MANAGER: Directed Services, Inc

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Core Bond      INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's

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                    returns because it may be unable to sell the illiquid
                    securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

Developing     INVESTMENT OBJECTIVE
World          Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in the equity securities of companies in "emerging market countries." Normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index, or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

               Investment process seeks to deliver superior risk-adjusted returns using fundamental analysis to evaluate key investment drivers at both the country and company level to identify unrecognized growth opportunities. Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. May invest 10% in debt securities rated below investment-grade.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

Equity Income  INVESTMENT OBJECTIVE
               Substantial dividend income as well as long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments, seeking companies that appear to be undervalued by various measures and may be temporarily out of favor,

                                       B5
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               but have good prospects for capital appreciation and dividend growth. In selecting investments, the Portfolio Manager generally looks for companies with an established operating history, above-average dividend yield relative to the S&P 500; low price/earnings ratio relative to the S&P 500; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               Invests primarily in U.S. common stocks, but may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objective. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price; and may invest in securities that do not meet its normal criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Value Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Fully Managed  INVESTMENT OBJECTIVE
               Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

               PRINCIPAL STRATEGIES
               Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. Uses a value approach to reduce risk and maximize gains. Invests primarily in common stocks of established companies that are believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. Remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options on securities, financial indices and foreign currencies as a cash management tool.

               Also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio may purchase securities that do not meet its normal investment criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Value Investing Risk, and Allocation Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities

                                       B6
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                    by underweighting markets where there are significant
                    returns, and could lose value by overweighting markets where there are significant declines.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Growth         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies; without limit in foreign equity and debt securities (including in emerging or developing markets); up to 35% of its net assets in high-yield bonds; and in forward foreign currency contracts, futures and options.

               The Portfolio Manager applies a "bottom up" approach in choosing investments in companies with earnings growth potential. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk and High Yield Bond Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Hard Assets    INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in the equities of producers of commodities. May invest in equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of commodities.

               Also may invest in securities of foreign issuers (including up to 35% in South Africa); ompanies not engaged in natural resources/hard asset activities; investment-grade corporate debt; U.S.

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               government or foreign obligations; money market instruments;
               repurchase agreements; special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; derivatives; and equity securities listed on the U.S. or foreign securities exchanges or traded over-the-counter. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Hard Asset Risk, Sector Concentration Risk, Industry Concentration Risk, OTC Investment Risk, Foreign Investment Risk, Emerging Market Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. HARD ASSET RISK refers to the risk that the production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. SECTOR CONCENTRATION RISK refers to the risk that, to the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the portfolio than it would on a fund that has not concentrated its investment. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

International  INVESTMENT OBJECTIVE
Equity         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its net assets in equity securities of issuers located in countries outside of the United States.

               Equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when believed to present attractive investment opportunities and also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities. The Portfolio invests primarily in equity securities of larger companies, but may also invest in small- and medium-sized companies.

               The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster

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PORTFOLIO      DESCRIPTION
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               earnings per share growth than that of other companies in one or more of the same market, sector, or industry.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Medium and Small Company Risk, Liquidity Risk, Debt Securities Risk, Emerging Market Risk, and Market Trends Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that it invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. MEDIUM AND SMALL COMPANY RISK refers to the risk that these companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise). EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. MARKET TRENDS RISK refers to the risk that from time to time, the stock market may not favor the securities in which the Portfolio invests.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investments, LLC

                                       B9
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Investors      INVESTMENT OBJECTIVE
               Long-term growth of capital. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies. May also invest in other equity securities, and to a lesser degree, in income producing securities such as debt securities.

               Emphasizes individual security selection while spreading investments across industries, which may help to reduce risk. Portfolio Manager's bottom-up approach focuses on identifying established large capitalization companies with over $5 billion in market capitalization, and companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Maturity Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Salomon Brothers Asset Management Inc.

Large Cap      INVESTMENT OBJECTIVE
Value          Long-term growth of capital and income

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its assets in equity and equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may

                                      B10
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PORTFOLIO      DESCRIPTION
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                    be more volatile than other stocks because they are more
                    sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Capital Guardian Trust Company

Limited        INVESTMENT OBJECTIVE
Maturity Bond  Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less. The Portfolio Manager utilizes a decision making process based on active duration management; yield curve analysis; sector selection; and security selection.

               Invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. In addition, may purchase private placements of debt securities (which are often restricted securities) along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Issuer Risk, Credit Risk, and Call Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investment Management LLC

Liquid Asset   INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

                                      B11
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PORTFOLIO      DESCRIPTION
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               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               ING Investment Management LLC

Managed Global INVESTMENT OBJECTIVE
               Capital appreciation. Current income is only an incidental consideration.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

               In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments; and may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued, and also in small and relatively less well known companies.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, Small Company Risk, Foreign Investment Risk, and Diversification Risk.

                                      B12
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PORTFOLIO      DESCRIPTION
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                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Diversification Risk, High Yield Bond Risk and Short Sales Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks

                                      B13
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PORTFOLIO      DESCRIPTION
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                    because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SHORT SALES RISK refers to the risk that the potential loss on a short sale may exceed the entire amount of the collateral deposited.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Real Estate    INVESTMENT OBJECTIVE
               Capital appreciation. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in equity securities of companies in the real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

               Focus is on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions. Securities are generally selected for long-term investment. The majority of the Portfolio's assets are invested in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry: ownership (including listed real estate investment trusts); construction and development; asset sales; property management or sale; and other related real estate services. The Portfolio may invest more than 25% of its assets in any of the above sectors.

               The Portfolio also may invest in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry; financial institutions which issue or service mortgages; and securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Real Estate Risk, Industry Concentration Risk, and
               Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. REAL ESTATE RISK refers to the risk that, although the portfolio will not invest in real estate directly, it may invest in real estate industry companies, including real estate investment trusts ("REITs"). As a result, the portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general, including declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

                                      B14
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PORTFOLIO      DESCRIPTION
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                    DIVERSIFICATION RISK refers to the risk that a
                    non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

                                      B15
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Strategic      INVESTMENT OBJECTIVE
Equity         Capital appreciation

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in securities of mid-cap companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in theRussell Midcap Index.

               Under Normal conditions, the top 10 holdings may comprise up to 40% of total assets. The Portfolio may also invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments that have economic characteristics similar to the Portfolio's direct investments, such as warrants, futures, options, exchange-traded funds and ADRs. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

               Focuses on companies believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.

               The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles, or in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk, Mid-Cap Company Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with

                                      B16
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PORTFOLIO      DESCRIPTION
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               the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, , Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

                                      B17
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INVESTMENT
PORTFOLIO      DESCRIPTION
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               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity   INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

Van Kampen     INVESTMENT OBJECTIVE
Growth and     Long-term growth of capital and income
Income
               PRINCIPAL STRATEGIES
(formerly      Under normal market conditions, invests primarily in what it
Rising         believes to be income-producing equity securities, including
Dividends)     common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's
               Rating Corporation or by Moody's Investors Service, Inc.

               Focuses primarily on a security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, focus is on larger capitalization companies believed to possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers; and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small, Newly Formed and Medium-Sized Company Risk, Foreign Investment Risk and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL, NEWLY FORMED AND MEDIUM-SIZED COMPANY RISK

                                      B18
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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    refers to the risk that the prices of small or medium-sized companies or of newly formed companies often fluctuate more than the stock prices of larger, more established companies. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

ING VARIABLE INSURANCE TRUST

ING VP         INVESTMENT OBJECTIVE
Worldwide      Seeks to provide investors with long-term capital appreciation.
Growth
Portfolio      PRINCIPAL STRATEGIES
(formerly      Under normal conditions, invests at least 65% of net assets in
Pilgrim        equity securities of issuers located in at least three countries,
VIT Worldwide  one of which may be the U.S. Generally invests at least 75% of
Growth)        total assets in common and preferred stocks, warrants and
               convertible securities. May invest in companies located in
Service        countries with emerging securities markets when the portfolio
Shares         mangers believe they present attractive investment opportunities.
               Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline.
               Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S.
               stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

                                      B19
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INVESTMENT
PORTFOLIO      DESCRIPTION
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THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High     INVESTMENT OBJECTIVE
Yield          Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    HIGH YIELD RISK-
                    Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an

                                      B20
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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISOR: Pacific Investment Management Company

PIMCO          INVESTMENT OBJECTIVE
StocksPLUS     Seeks total return which exceeds that of the S&P 500.
Growth and
Income         PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed
               Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index.
               However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
               Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in

                                      B21
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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

THE PRUDENTIAL SERIES FUND, INC.

Jennison       INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.

                                      B22
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INVESTMENT
PORTFOLIO      DESCRIPTION
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(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

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                        MORE INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT FEES
--------------------------

GCG TRUST
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                                      B23

ING VARIABLE INSURANCE TRUST
ING Investments, LLC ("ING") serves as the overall manager of ING Variable Insurance Trust. ING supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING does not bear any portfolio expenses.

PIMCO VARIABLE INSURANCE TRUST
Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PRUDENTIAL SERIES FUND, INC.
The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 1.76%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

                                      B24

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       C1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
121817                                                                  05/01/02

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

--------------------------------------------------------------------------------

                                   PROFILE OF

                                    PRIMELITE
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of the mutual fund investment portfolios through our Separate Account A listed below. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

PRIMELITE PROFILE                                        PROSPECTUS BEGINS AFTER
109654                                                    PAGE 7 OF THIS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

     --------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     --------------------------------------------------------------------------------------------
     PLAN A.   INTEREST
        Option 1              The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5)
                              years. We will make fixed payments monthly, quarterly,
                              semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

        Option 2              The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------
     PLAN B.   FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The
                              Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------
     PLAN C.   LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following mutual fund investment portfolios through our Separate Account A. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
        Mid-Cap Growth Series
        Research Series
        Total Return Series

     TRAVELERS SERIES FUND INC.
        Smith Barney High Income Portfolio
        Smith Barney International All Cap Growth Portfolio
           (formerly Smith Barney International Equity Portfolio)
        Smith Barney Large Cap Value Portfolio
        Smith Barney Money Market Portfolio

     GREENWICH STREET SERIES FUND
        Appreciation Portfolio

     SMITH BARNEY ALLOCATION SERIES INC.
        Smith Barney Select Balanced Portfolio
        Smith Barney Select Growth Portfolio
        Smith Barney Select High Growth Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge...............     1.25%
     Asset-Based Administrative Charge.............     0.15%
                                                        -----
        Total......................................     1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.53% to 1.18% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state. At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (Contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.08% (based on an average contract value of $38,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 2000 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2001 for the Smith Barney Allocation Series Inc.; and as of October 31, 2000 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

---------------------------------------------------------------------------------------------------
                                                                                 EXAMPLES:
                                         TOTAL ANNUAL                            --------
                         TOTAL ANNUAL     INVESTMENT         TOTAL      TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES       1 YEAR       10 YEARS
---------------------------------------------------------------------------------------------------

THE GCG TRUST
Mid-Cap Growth               1.48%           0.89%          2.37%          $104          $271
---------------------------------------------------------------------------------------------------
Research                     1.48%           0.89%          2.37%          $104          $271
---------------------------------------------------------------------------------------------------
Total Return                 1.48%           0.89%          2.37%          $104          $271

TRAVELERS SERIES FUND INC.
---------------------------------------------------------------------------------------------------
Smith Barney High Income     1.48%           0.67%          2.15%          $102          $248
---------------------------------------------------------------------------------------------------
Smith Barney International
  All Cap Growth             1.48%           1.00%          2.48%          $105          $282
---------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value 1.48%           0.67%          2.15%          $102          $248
---------------------------------------------------------------------------------------------------
Smith Barney Money Market    1.48%           0.53%          2.01%          $100          $234

GREENWICH STREET SERIES FUND
---------------------------------------------------------------------------------------------------
Appreciation                 1.48%           0.77%          2.25%           $103         $258
---------------------------------------------------------------------------------------------------

SMITH BARNEY ALLOCATION SERIES INC.
Smith Barney Select
  Balanced                   1.48%           1.05%          2.53%           $106         $287
---------------------------------------------------------------------------------------------------
Smith Barney Select Growth   1.48%           1.11%          2.59%           $106         $292
---------------------------------------------------------------------------------------------------
Smith Barney Select High
  Growth                     1.48%           1.18%          2.66%           $107         $299
---------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for applicable portfolios. The Year 1 examples above include an 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------------------------
                                                                  FISCAL YEARS
INVESTMENT PORTFOLIO                   2001     2000     1999     1998     1997     1996    1995
--------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company*
    Mid-Cap Growth                   -24.60%    6.59%   76.48%   21.02%   17.91%   18.55%   27.59%
    Research                         -22.48%   -5.95%   22.42%   21.25%   18.37%   21.34%   34.63%
    Total Return                      -0.99%   14.80%    1.85%    9.95%   19.09%   11.91%   22.74%
--------------------------------------------------------------------------------------------------
Managed by SSB Citi Fund Management LLC**
    Appreciation                      -5.36%   -1.88%   11.43%   17.41%   24.54%   16.12%      --
    Smith Barney High Income          -5.14%   -9.40%    1.06%   -1.05%   12.18%   11.48%      --
    Smith Barney International
       All Cap Growth                -32.00%  -24.94%   65.31%    4.94%    1.19%   15.86%      --
    Smith Barney Large Cap Value      -9.46%   11.45%   -1.46%    8.22%   24.78%   17.89%      --
    Smith Barney Money Market          2.14%    4.47%    3.21%    3.52%    3.55%    3.36%      --
--------------------------------------------------------------------------------------------------
Managed by Travelers Investment Adviser, Inc.***
    Smith Barney Select Balanced      -2.82%    3.22%    5.95%    7.92%      --       --       --
    Smith Barney Select Growth       -11.07%   -6.31%   14.41%   12.29%      --       --       --
    Smith Barney Select High Growth  -13.29%   -8.72%   25.00%   13.69%      --       --       --
--------------------------------------------------------------------------------------------------

--------------------
*    Year Ended December 31, 2000
** Year Ended October 31, 2000 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 2000 fiscal year end.

***  Year Ended January 31, 2001.

9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax laws.

DEATH PROCEEDS

If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th contract anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value. If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations-Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

     or your registered representative.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                    PRIMELITE
--------------------------------------------------------------------------------

                                                                     MAY 1, 2002

This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

 MASSACHUSETTS FINANCIAL SERVICES COMPANY           TRAVELERS INVESTMENT ADVISER, INC.
     Mid-Cap Growth Series                              Smith Barney Select Balanced Portfolio
     Research Series                                    Smith Barney Select Growth Portfolio
     Total Return Series                                Smith Barney Select High Growth Portfolio

 SMITH BARNEY FUND MANAGEMENT LLC
     Appreciation Portfolio
     Smith Barney High Income Portfolio
     Smith Barney International All Cap Growth Portfolio
       (formerly Smith Barney International Equity  Portfolio
     Smith Barney Large Cap Value Portfolio
     Smith Barney Money Market Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation Series Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, THE TRAVELERS SERIES FUND INC., THE GREENWICH STREET SERIES FUND AND THE SMITH BARNEY ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms....................................................     1
Fees and Expenses.........................................................     2
Performance Information...................................................     5
    Accumulation Unit.....................................................     5
    Net Investment Factor.................................................     5
    Condensed Financial Information.......................................     5
    Financial Statements..................................................     5
    Performance Information...............................................     5
Equitable Insurance Company of Iowa.......................................     6
The Trusts and Funds......................................................     7
Equitable of Iowa Separate Account A......................................     7
The Investment Portfolios.................................................     8
The Annuity Contract......................................................    10
    Contract Date and Contract Year ......................................    10
    Annuity Start Date....................................................    10
    Contract Owner........................................................    10
    Annuitant.............................................................    11
    Beneficiary...........................................................    11
    Purchase and Availability of the Contract.............................    11
    Crediting of Premium Payments.........................................    11
    Administrative Procedures.............................................    12
    Contract Value........................................................    13
    Contract Values in the Subaccounts....................................    13
    Cash Surrender Value..................................................    13
    Surrendering to Receive the Cash Surrender Value......................    13
    The Subaccounts.......................................................    13
    Addition, Deletion or Substitution of Subaccounts and Other Changes...    14
    Other Contracts.......................................................    14
    Other Important Provisions............................................    14
Withdrawals...............................................................    14
Transfers Among Your Investments..........................................    16
Death Benefit.............................................................    18
    Death Benefit During the Accumulation Period..........................    18
        Death Proceeds....................................................    18
        Death of Annuitant................................................    19
        Death of Owner....................................................    19
        Trust Beneficiary.................................................    20
        Required Distributions upon Contract Owner's Death................    20

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

Charges and Fees..........................................................    21
    Surrender Charges Deducted from the Contract Value....................    21
        Surrender Charge..................................................    21
        Free Withdrawal Amount............................................    21
        Surrender Charge for Excess Withdrawals...........................    22
        Premium Taxes.....................................................    22
        Administrative Charge.............................................    22
        Transfer Charge...................................................    22
    Charges Deducted from the Subaccounts.................................    22
        Mortality and Expense Risk Charge.................................    22
        Asset-Based Administrative Charge.................................    22
    Trust and Fund Expenses...............................................    23
The Annuity Options.......................................................    23
    Selecting the Annuity Start Date......................................    23
    Selecting a Payment Plan..............................................    23
    Fixed Payment Plans...................................................    24
Other Contract Provisions.................................................    25
    Reports to Contract Owners............................................    25
    Suspension of Payments or Transfers...................................    25
    In Case of Errors in Your Application.................................    25
    Assigning the Contract as Collateral..................................    25
    Contract Changes-Applicable Tax Law...................................    25
    Free Look.............................................................    25
    Group or Sponsored Arrangements.......................................    26
    Selling the Contract..................................................    26
Other Information.........................................................    26
    Voting Rights.........................................................    26
    State Regulation......................................................    27
    Legal Proceedings.....................................................    27
    Legal Matters.........................................................    27
    Experts...............................................................    27
Federal Tax Considerations................................................    27
Statement of Additional Information
    Table of Contents.....................................................    32
Appendix A
    Condensed Financial Information.......................................    A1
Appendix B
    The Investment Portfolios.............................................    B1
Appendix C
    Surrender Charge for Excess Withdrawals Example.......................    C1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                          PAGE
Accumulation Unit                        5
Annuitant                               11
Annuity Start Date                      10
Cash Surrender Value                    13
Contract Date                           10
Contract Owner                          10
Contract Value                          13
Contract Year                           10
Free Withdrawal Amount                  21
Net Investment Factor                    5
Death Benefit                           18


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE

     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge...........................................   $30

SEPARATE ACCOUNT ANNUAL CHARGES***

     Mortality and Expense Risk Charge.........................       1.25%
     Asset-Based Administrative Charge.........................       0.15%
                                                                      -----
     Total Separate Account Charges............................       1.40%
     ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

----------------------------------------------------------------------------------------------------
                                                              TOTAL FUND                 NET FUND
                                    DISTRIBUTION                ANNUAL                    ANNUAL
                                       AND/OR                  EXPENSES       TOTAL      EXPENSES
                         INVESTMENT   SERVICE                  WITHOUT       WAIVERS      AFTER
                          ADVISORY    (12B-1)      OTHER      WAIVERS OR       OR       WAIVERS OR
PORTFOLIO                  FEE(1)       FEE     EXPENSES(2)   REDUCTIONS   REDUCTIONS  REDUCTIONS(3)
----------------------------------------------------------------------------------------------------
Mid-Cap Growth              0.88%      0.00%       0.01%         0.89%        0.00%        0.89%
----------------------------------------------------------------------------------------------------
Research                    0.88%      0.00%       0.01%         0.89%        0.00%        0.89%
----------------------------------------------------------------------------------------------------
Total Return                0.88%      0.00%       0.01%         0.89%        0.00%        0.89%
----------------------------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for The GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2001, except for (i) portfolios that commenced operations in 2001 and (ii) newly formed portfolios where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2001.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------
                                                             TOTAL FUND                 NET FUND
                                     DISTRIBUTION              ANNUAL                    ANNUAL
                                       AND/OR                 EXPENSES       TOTAL      EXPENSES
                          INVESTMENT   SERVICE                WITHOUT       WAIVERS      AFTER
                           ADVISORY    (12B-1)     OTHER     WAIVERS OR       OR       WAIVERS OR
PORTFOLIO                     FEE        FEE     EXPENSES  REDUCTIONS(1)  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------
Smith Barney High Income     0.60%      0.00%      0.07%       0.67%         0.00%        0.67%
-------------------------------------------------------------------------------------------------
Smith Barney International
  All Cap Growth             0.90%      0.00%      0.10%       1.00%         0.00%        1.00%
-------------------------------------------------------------------------------------------------
Smith Barney Large Cap
  Value                      0.65%      0.00%      0.02%       0.67%         0.00%        0.67%
-------------------------------------------------------------------------------------------------
Smith Barney Money
  Market                     0.50%      0.00%      0.03%       0.53%         0.00%        0.53%
-------------------------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 2001.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------
                                                             TOTAL FUND                 NET FUND
                                     DISTRIBUTION              ANNUAL                    ANNUAL
                                       AND/OR                 EXPENSES       TOTAL      EXPENSES
                          INVESTMENT   SERVICE                WITHOUT       WAIVERS      AFTER
                           ADVISORY    (12B-1)     OTHER     WAIVERS OR       OR       WAIVERS OR
PORTFOLIO                     FEE        FEE     EXPENSES  REDUCTIONS(1)  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------
Appreciation                 0.55%      0.00%      0.22%        0.77%        0.00%        0.77%
-------------------------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 2001.

SMITH BARNEY ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------
                                                             TOTAL FUND                 NET FUND
                                     DISTRIBUTION              ANNUAL                    ANNUAL
                                       AND/OR                 EXPENSES       TOTAL      EXPENSES
                          INVESTMENT   SERVICE                WITHOUT       WAIVERS      AFTER
                           ADVISORY    (12B-1)     OTHER     WAIVERS OR       OR       WAIVERS OR
PORTFOLIO                     FEE        FEE     EXPENSES  REDUCTIONS(1)  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------
Smith Barney Select
  Balanced                   0.35%      0.00%      0.70%        1.05%        0.00%        1.05%
-------------------------------------------------------------------------------------------------
Smith Barney Select Growth   0.35%      0.00%      0.79%        1.14%        0.00%        1.14%
-------------------------------------------------------------------------------------------------
Smith Barney Select High
  Growth                     0.35%      0.00%      0.86%       1.21%         0.00%       1.21%
-------------------------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2001. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Travelers Series Fund, Inc., the Greenwich Street Series Fund and the Smith Barney Allocation, Inc. for additional information on management or advisory fees and in some cases on other portfolio expenses. Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

Example 1:
If you surrender your Contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
-----------------------------------------------------------------------------------------
Mid-Cap Growth                           $104          $134           $167          $271
-----------------------------------------------------------------------------------------
Research                                 $104          $134           $167          $271
-----------------------------------------------------------------------------------------
Total Return                             $104          $134           $167          $271
-----------------------------------------------------------------------------------------

TRAVELERS SERIES FUND
Smith Barney High Income                 $102          $127           $155          $248
-----------------------------------------------------------------------------------------
Smith Barney International All Cap       $105          $137           $172          $282
   Growth
-----------------------------------------------------------------------------------------
Smith Barney Large Cap Value             $102          $127           $155          $248
-----------------------------------------------------------------------------------------
Smith Barney Money Market                $100          $123           $148          $234
-----------------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND INC.
Appreciation                             $103          $130           $160          $258

SMITH BARNEY ALLOCATION SERIES INC.
-----------------------------------------------------------------------------------------
Smith Barney Select Balanced             $106          $139           $175          $287
-----------------------------------------------------------------------------------------
Smith Barney Select Growth               $106          $141           $178          $292
-----------------------------------------------------------------------------------------
Smith Barney Select High Growth          $107          $143           $181          $299
-----------------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

-----------------------------------------------------------------------------------------
                                       1 YEAR        3 YEARS        5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------

THE GCG TRUST
Mid-Cap Growth                           $24            $74           $127          $271
-----------------------------------------------------------------------------------------
Research                                 $24            $74           $127          $271
-----------------------------------------------------------------------------------------
Total Return                             $24            $74           $127          $271
-----------------------------------------------------------------------------------------

TRAVELERS SERIES FUND
Smith Barney High Income                 $22            $67           $115          $248
-----------------------------------------------------------------------------------------
Smith Barney International All Cap       $25            $77           $132          $282
   Growth
-----------------------------------------------------------------------------------------
Smith Barney Large Cap Value             $22            $67           $115          $248
-----------------------------------------------------------------------------------------
Smith Barney Money Market                $20            $63           $108          $234
-----------------------------------------------------------------------------------------

GREENWICH STREET SERIES FUND INC.
Appreciation                             $23            $70           $120          $258

SMITH BARNEY ALLOCATION SERIES INC.
-----------------------------------------------------------------------------------------
Smith Barney Select Balanced             $26            $79           $135          $287
-----------------------------------------------------------------------------------------
Smith Barney Select Growth               $26            $81           $138          $292
-----------------------------------------------------------------------------------------
Smith Barney Select High Growth          $27            $83           $141          $299
-----------------------------------------------------------------------------------------

The examples above reflect the annual administrative charge as an annual charge of 0.08% of assets (based on an average contract value of $38,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the examples.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Separate Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account A for the year ended December 31, 2001 and Equitable Life for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Separate Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services. Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company ("Golden Amreican"), an affiliate, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309. Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA, 19380. All correspondence regarding this Contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. are also mutual funds whose shares are available to Separate Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B -- THE INVESTMENT PORTFOLIOS.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Separate Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account A but such assets are kept separate from our other accounts.

Separate Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account A. If the assets in Separate Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account A but are not discussed in this prospectus. Separate Account A may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract - Addition, Deletion or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer

Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account A under the 1940 Act; (ii) operate Separate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account A; and (v) combine Separate Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If a contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
       SINCE PREMIUM PAYMENT
     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 2000 total portfolio fees and charges ranged from 0.53% to 1.21%. See "Fees and Expenses" in this Prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

     --------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     --------------------------------------------------------------------------------------------
     PLAN A.   INTEREST
        Option 1              The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5)
                              years. We will make fixed payments monthly, quarterly,
                              semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

        Option 2              The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
     --------------------------------------------------------------------------------------------
     PLAN B.   FIXED PERIOD
                              The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The
                              Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------
     PLAN C.   LIFE INCOME
                              The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
     --------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Equitable Life at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM

DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM
     Company
     Experts
     Legal Opinions
     Distributor
     Yield Calculations for the Money Markets Subaccounts
     Performance Information
     Annuity Provisions
     Financial Statements

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

PE - 109654                                                           05/01/2002

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

TOTAL RETURN

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  20.75         2,302,351        $   47,766
--------------------------------------------------------------
1999               18.06        11,904,760           214,998
--------------------------------------------------------------
1998               17.72        12,496,442           221,408
--------------------------------------------------------------
1997               16.10         9,244,077           148,852
--------------------------------------------------------------
1996               13.51         4,354,338            58,835
--------------------------------------------------------------
1995               12.05         1,312,565            15,822
--------------------------------------------------------------
1994                9.81            33,106               325
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

RESEARCH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  26.39         5,629,335        $  148,578
--------------------------------------------------------------
1999               28.04        13,175,523           369,426
--------------------------------------------------------------
1998               22.89        14,188,466           324,775
--------------------------------------------------------------
1997               18.87        10,840,733           204,520
--------------------------------------------------------------
1996               15.93         4,845,240            77,175
--------------------------------------------------------------
1995               13.10         1,255,752            16,447
--------------------------------------------------------------
1994                9.72            69,177               672
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

                                       A1

MID-CAP GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  42.23         2,517,516        $  106,325
--------------------------------------------------------------
1999               39.59         5,971,804           236,452
--------------------------------------------------------------
1998               22.43         5,924,179           132,856
--------------------------------------------------------------
1997               18.52         4,824,991            89,357
--------------------------------------------------------------
1996               15.70         2,602,724            40,853
--------------------------------------------------------------
1995               13.21           759,597            10,037
--------------------------------------------------------------
1994               10.35            63,781               660
--------------------------------------------------------------
10/7/94            10.00                --                --
--------------------------------------------------------------

SMITH BARNEY HIGH INCOME

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  12.46         1,311,976        $   16,344
--------------------------------------------------------------
1999               13.74         1,532,714            21,057
--------------------------------------------------------------
1998               13.58         1,927,035            26,177
--------------------------------------------------------------
1997               13.72         1,544,897            21,190
--------------------------------------------------------------
1996               12.22           670,736             8,195
--------------------------------------------------------------
1995               10.94            72,283               791
--------------------------------------------------------------
4/28/95            10.00                --                --
--------------------------------------------------------------

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
   (FORMERLY SMITH BARNEY INTERNATIONAL EQUITY)

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  17.74         2,027,180        $   35,966
--------------------------------------------------------------
1999               23.61         1,887,697            44,572
--------------------------------------------------------------
1998               14.28         2,094,601            29,904
--------------------------------------------------------------
1997               13.59         1,734,132            23,573
--------------------------------------------------------------
1996               13.42           804,975            10,805
--------------------------------------------------------------
1995               11.56           154,388             1,785
--------------------------------------------------------------
3/27/95            10.00                --                --
--------------------------------------------------------------

                                       A2

SMITH BARNEY LARGE CAP VALUE

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  21.16         4,340,018        $   91,848
--------------------------------------------------------------
1999               18.98         5,498,197           104,328
--------------------------------------------------------------
1998               19.24         6,212,287           119,526
--------------------------------------------------------------
1997               17.77         4,211,810            74,830
--------------------------------------------------------------
1996               14.23         1,579,649            22,471
--------------------------------------------------------------
1995               12.05           295,134             3,555
--------------------------------------------------------------
4/5/95             10.00                --                --
--------------------------------------------------------------

SMITH BARNEY MONEY MARKET

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  12.27           754,497        $    9,261
--------------------------------------------------------------
1999               11.74         1,482,594            17,406
--------------------------------------------------------------
1998               11.37           770,258             8,755
--------------------------------------------------------------
1997               10.97         1,142,815            12,539
--------------------------------------------------------------
1996               10.59           348,906             3,694
--------------------------------------------------------------
1995               10.23           125,048             1,280
--------------------------------------------------------------
5/24/95            10.00                --                --
--------------------------------------------------------------

APPRECIATION

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  18.03         4,501,934        $   81,171
--------------------------------------------------------------
1999               18.36         5,018,540            92,147
--------------------------------------------------------------
1998               16.47         4,865,715            80,117
--------------------------------------------------------------
1997               14.01         2,177,729            30,521
--------------------------------------------------------------
1996               11.24           497,034             5,586
--------------------------------------------------------------
3/25/96            10.00                --                --
--------------------------------------------------------------

SELECT BALANCED

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  13.08         4,040,294        $   52,847
--------------------------------------------------------------
1999               12.66         4,619,781            58,498
--------------------------------------------------------------
1998               11.79         5,194,870            61,265
--------------------------------------------------------------
1997               11.06         2,668,341            29,507
--------------------------------------------------------------
2/5/97             10.00                --                --
--------------------------------------------------------------

                                       A3

SELECT GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  13.33         4,629,862        $   61,706
--------------------------------------------------------------
1999               14.21         5,002,402            71,104
--------------------------------------------------------------
1998               12.29         5,366,983            65,955
--------------------------------------------------------------
1997               11.05         2,767,613            30,577
--------------------------------------------------------------
2/5/97             10.00                --                --
--------------------------------------------------------------

SELECT HIGH GROWTH

--------------------------------------------------------------
                                  TOTAL # OF
                                 ACCUMULATION
                  AUV AT           UNITS AT          TOTAL
              YEAR END (AND     YEAR END (AND       AUV AT
             AT BEGINNING OF   AT BEGINNING OF     YEAR END
             FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
--------------------------------------------------------------
2000            $  14.13         3,063,274        $   43,288
--------------------------------------------------------------
1999               15.47         3,133,145            48,465
--------------------------------------------------------------
1998               12.33         3,352,071            41,316
--------------------------------------------------------------
1997               10.87         1,866,333            20,288
--------------------------------------------------------------
2/5/97             10.00                --                --
--------------------------------------------------------------

                                       A4

   For 2001:

     Separate Account Annual Charges of:                     1.40%
     ----------------------------------------------------------------

     Appreciation
     AUV at beginning of year                                  18.03
     AUV at end of year                                        17.07
     Number of units outstanding at end of year            4,150,696
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  70,852

     Mid Cap Growth
     AUV at beginning of year                                  42.23
     AUV at end of year                                        31.80
     Number of units outstanding at end of year            6,138,195
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                 195,209

     Research
     AUV at beginning of year                                  26.39
     AUV at end of year                                        20.44
     Number of units outstanding at end of year           11,117,450
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                 227,223

     SB Allocation Select Balanced
     AUV at beginning of year                                  13.08
     AUV at end of year                                        12.72
     Number of units outstanding at end of year            4,394,969
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  55,898

     SB Allocation Select Growth
     AUV at beginning of year                                  13.33
     AUV at end of year                                        11.85
     Number of units outstanding at end of year            4,172,221
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  49,445

     SB Allocation Select High Growth
     AUV at beginning of year                                  14.13
     AUV at end of year                                        12.25
     Number of units outstanding at end of year            2,580,600
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  31,612

     SB High Income
     AUV at beginning of year                                  12.46
     AUV at end of year                                        11.82
     Number of units outstanding at end of year            1,212,079
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  14,330

     SB International All Cap Growth
     AUV at beginning of year                                  17.74
     AUV at end of year                                        12.04
     Number of units outstanding at end of year            1,827,559
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  22,004

     SB Large Cap Value
     AUV at beginning of year                                  21.16
     AUV at end of year                                        19.16
     Number of units outstanding at end of year            4,001,712
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  76,679

     SB Money Market
     AUV at beginning of year                                  12.27
     AUV at end of year                                        12.55
     Number of units outstanding at end of year            1,406,525
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                  17,651

     Total Return
     AUV at beginning of year                                  20.75
     AUV at end of year                                        20.56
     Number of units outstanding at end of year            9,847,959
     ----------------------------------------------------------------
     Total AUV at end of year (in thousands)                 202,433

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its total assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               Emphasis is on growth companies which demonstrate a strong franchise; strong cash flows and a recurring revenue stream; a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry; a strong management team with a clearly defined strategy; and a catalyst that may accelerate growth. The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, and
               Diversification Risk.

                                       B1

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its total assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

                                       B2

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, Emerging Market Risk, Undervalued Securities Risk, High Yield Bond Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in

                                       B3

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

TRAVELERS SERIES FUND, INC.

Smith Barney   INVESTMENT OBJECTIVE
High Income    Primary: High current income      Secondary: Capital appreciation
Portfolio
               PRINCIPAL STRATEGIES
               KEY INVESTMENTS
               The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

               Credit Quality: The fund invests primarily in below investment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securities of comparable quality. Below investment grade securities are commonly known as "junk bonds."

               Maturity: Although the fund may invest in securities of any maturity, under current market conditions, the fund intends to have an average remaining maturity of between five and ten years.

               PRINCIPAL RISKS
               While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

               o The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

               o Interest rates go up, causing the prices of debt securities in the fund to fall.

               o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

               o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

               o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

               The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

               Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC.

                                       B4

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

Smith Barney   INVESTMENT OBJECTIVE
International  Total return on its assets from growth of capital and income
All Cap
Growth         PRINCIPAL STRATEGIES
Portfolio      KEY INVESTMENTS
(formerly      The fund invests primarily in equity securities of foreign
Smith          companies. Equity securities include exchange traded and
Barney         over-the-counter common stocks and preferred shares, debt
International  securities convertible into equity securities, and warrants and
Equity         rights.
Portfolio)
               PRINCIPAL RISKS
               While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

               o    Foreign stock prices decline

               o Adverse governmental action or political, economic or market instability occurs in a foreign country

               o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

               Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. in some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

               In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

Smith Barney   INVESTMENT OBJECTIVE
Large Cap      Current income and long-term growth of income and capital.
Value
Portfolio      PRINCIPAL STRATEGIES
               KEY INVESTMENTS
               The fund invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the same time of investment.

               PRINCIPAL RISKS
               While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investments in the fund, or the fund ma not perform as well as other investments, if any of the following occurs:

               o    The U.S. stock market goes down.

               o Value stocks or larger capitalization stocks are temporarily out of favor.

               o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

               o An adverse event, such a negative press reports about a company in the fund, depresses the value of the company's stock.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

Smith Barney   INVESTMENT OBJECTIVE
Money Market   Maximize current income consistent with preservation of capital.
Portfolio      The fund seeks to maintain a stable $1 share price.

                                       B5

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL STRATEGIES
               KEY INVESTMENTS
               The fund invests exclusively in high quality U.S. dollar denominated short term debt securities. These include commercial paper, corporate and municipal obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

               Credit Quality: The fund invests exclusively in securities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

               PRINCIPAL RISKS
               Although the fund seeks to preserve the value of your investment at $ per share, it is possible to lose money by investing in the fund could under perform other short term debt instruments or money market funds if any of the following occurs:

               o    Interest rates rise sharply.

               o An issuer of the fund's securities defaults, or has its credit rating downgraded.

               o Sectors or issuers the fund has emphasized fail to perform as expected.

               o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

               The value of the fund's foreign securities may go down because of unfavorable government actions, political instability of the more limited availability of accurate information about foreign issuers.

               INVESTMENT ADVISER: SSB Citi Fund Management LLC

GREENWICH STREET SERIES FUND

Appreciation   INVESTMENT OBJECTIVE
Portfolio      Long-term appreciation of capital.

               PRINCIPAL STRATEGIES
               KEY INVESTMENTS

               The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies. Equity securities include exchange traded and over-the counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

               PRINCIPAL RISKS
               Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

               o    The U.S. stock market declines

               o    Large and medium capitalization stocks or growth

               INVESTMENT ADVISER: Smith Barney Fund Management LLC

THE SMITH BARNEY ALLOCATION SERIES INC.
   (FORMERLY SMITH BARNEY CONCERT ALLOCATION SERIES INC.)

Smith Barney   INVESTMENT OBJECTIVE
Select         Seeks long-term growth of capital and income, placing equal
Balanced       emphasis on current income and capital appreciation.
Portfolio
               PRINCIPAL STRATEGIES
               The portfolio divides its assets roughly between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed-income portion of

                                       B6

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               the portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

               PRINCIPAL RISKS

               Your investment in the portfolio is subject to the risks associated with investing in both fixed income securities and equity securities generally. Your investment in the portfolio is subject to the following specific risks:

               o You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

               o An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

               o The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong.

               o When interest rates go up, prices of fixed income securities go down

               INVESTMENT ADVISER: Travelers Investment Advisors, Inc.

Smith Barney   INVESTMENT OBJECTIVE
Select Growth  Seeks long-term growth of capital.
Portfolio
               PRINCIPAL STRATEGIES
               Invests primarily in mutual funds that focus on large-capitalization equity securities, to provide growth. The portfolio also invests in small- and middle-capitalization equity securities and international securities. In addition, a significant portion of the portfolio is also allocated to funds that invest in fixed income securities to help reduce volatility.

               PRINCIPAL RISKS
               Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed income securities generally. Your investment in the portfolio is subject to the following specific risks:

               o You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments.

               o An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets.

               o The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong.

               o Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater volatility, as well as greater potential for gain or loss

               o When interest rates go up, prices of fixed income securities go down

               INVESTMENT ADVISER: Travelers Investment Advisors, Inc.

Smith Barney   INVESTMENT OBJECTIVE
Select High    Seeks capital appreciation.
Growth
Portfolio      PRINCIPAL STRATEGIES
               Invests a large portion of its assets in aggressive equity mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth.

                                       B7

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               A significant portion of the portfolio may be invested in international or emerging markets funds in order to achieve a greater level of diversification.

               PRINCIPAL RISKS

               Your investment in the portfolio is subject to the risks associated with investing in equity securities generally. Your investment in the portfolio is subject to the following specific risks:

               o You could lose money on your investment in a portfolio, or the portfolios may not perform as well as other investments

               o Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss

               o An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or ad to investments in emerging markets.

               o The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

               INVESTMENT ADVISER: Travelers Investment Advisors, Inc.

--------------------------------------------------------------------------------
                        MORE INFORMATION ABOUT THE TRUSTS
--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

THE GCG TRUST
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of The GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of The GCG Trust. Directed Services (and not The GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

GREENWICH STREET SERIES FUND
Smith Barney Fund Management LLC ("Smith Barney") serves as the investment advisor for the Greenwich Street Series Fund. The Greenwich Street Series Fund pays Smith Barney a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

SMITH BARNEY ALLOCATION SERIES
Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Allocation Series Inc. Smith Barney Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

TRAVELERS SERIES FUND
SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. The Travelers Series Fund Inc. pays SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

                                       B8

Directed Services, SSB Citi, Smith Barney and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi, Smith Barney and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.53% to 1.21%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

                                       B9

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       C1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PE - 109654                                                           05/01/2002

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       Statement of Additional Information


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT



                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS




                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2002, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 2700, West Chester, Pennsylvania 19380, (800) 344-6864.



                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2002

                                TABLE OF CONTENTS

ITEM                                                                      PAGE

Company.....................................................................1

Experts.....................................................................1

Legal Opinions..............................................................1

Distributor.................................................................1

Yield Calculations For Money Market Subaccounts.............................1

Performance Information.....................................................2

Annuity Provisions..........................................................5

Financial Statement of Equitable Life Insurance Company of Iowa

Financial Statements of Separate Account A..................................5

                                     COMPANY
Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS
The financial statements and schedules of the Company as of December 31, 2001 and for each of the two years in the period ended December 31, 2001, and the Statement of Assets and Liabilities of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years for the period then ended have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly J. Smith, Esquire, General Counsel and Secretary of the Company.

                                  DISTRIBUTOR
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated$$6,416,855.21 and $1,890,720, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS
The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2001, the annualized yield and effective yield for the Money Market Subaccounts were 0.47% and 0.47%, respectively. For the seven calendar days ended December 31, 2001, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 0.47% and 0.47%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION
From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

         P(1+T)(n)=ERV

Where:...      (1)  [P] equals a hypothetical initial premium payment of $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical
                   $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

         Yield = 2 x [((a - b)/(c x d) + 1)6 - 1]

Where:       [a]  equals the net investment income earned during the period by the investment portfolio
                  attributable to shares owned by a subaccount
             [b]  equals the expenses accrued for the period (net of
                  reimbursements) [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
             [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         P(1+T)n = ERV

Where:       (1)  [P]   equals a hypothetical initial premium payment of $1,000
             (2)  [T]   equals an average annual total return
             (3)  [n]   equals the number of years
             (4) [ERV] equals the ending redeemable value of a hypothetical
                 $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2001 were as follows:

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/01-STANDARDIZED

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   FROM        INCEPTION
                                                     1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
----------------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            -7.54%           N/A            N/A           4.82%         2/1/00
  Capital Appreciation                               -22.12%         3.74%           N/A           8.25%         5/4/92
  Capital Growth                                     -22.86%         2.45%           N/A           6.42%         4/1/96
  Capital Guardian Small Cap                         -10.86%         7.93%           N/A           9.81%         1/2/96
  Core Bond                                          -7.00%         -1.06%           N/A           2.20%         10/7/94
  Developing World                                   -14.55%          N/A            N/A          -10.33%        2/19/98
  Equity Income                                      -8.09%          5.42%          6.10%          6.92%         1/25/89
  Fully Managed                                       0.29%          9.68%          8.47%          8.30%         1/25/89
  Growth                                             -39.05%         5.11%           N/A           7.06%         4/1/96
  Hard Assets                                        -21.28%        -7.53%          3.16%          2.66%         1/25/89
  International Equity                               -31.69%        -4.37%           N/A          -3.12%         4/1/96
  Investors                                          -13.60%          N/A            N/A          -0.41%         2/1/00
  Large Cap Value                                    -12.96%          N/A            N/A          -3.65%         2/1/00
  Limited Maturity Bond                              -0.76%          3.98%          4.12%          5.06%         1/25/89
  Liquid Asset                                       -5.63%          2.71%          2.95%          3.56%         1/25/89
  Managed Global                                     -21.07%        10.10%           N/A           6.23%        10/21/92
  Mid-Cap Growth                                     -32.56%        14.66%           N/A          17.24%         10/7/94
  Real Estate                                        -1.45%          5.47%         10.88%          8.35%         1/25/89
  Research                                           -30.43%         4.39%           N/A          10.26%         10/7/94
  Strategic Equity                                   -30.16%         3.79%           N/A           6.08%         10/2/95
  Total Return                                       -8.93%          8.11%           N/A          10.34%         10/7/94
  Value Equity                                       -13.75%         3.97%           N/A           8.84%         1/3/95
  Van Kampen Growth and Income                       -21.12%         5.96%           N/A           9.77%         10/4/93


  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            -27.65%          N/A            N/A          -24.03%        5/1/00

  PIMCO TRUST
  PIMCO High Yield                                   -7.11%           N/A            N/A          -1.17%         5/1/98
  PIMCO StocksPLUS Growth and Income                 -20.62%          N/A            N/A          -0.79%         5/1/98

  THE PRUDENTIAL SERIES FUND
   Jennison                                          -27.64%          N/A            N/A          -29.40%        5/1/00

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         [P(1+T)n] = ERV


Where:        (1)  [P]   equals a hypothetical initial premium payment of $1,000
              (2)  [T]   equals an average annual total return
              (3)  [n]   equals the number of years
              (4) [ERV] equals the ending redeemable value of a hypothetical
                  $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2001 were as follows:

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/01 NON-STANDARDIZED

                                                                                                   FROM        INCEPTION
  THE GCG TRUST                                      1 YEAR        5 YEARS        10 YEARS      INCEPTION         DATE
  All Cap                                             0.47%           N/A            N/A           8.30%         2/1/00
  Capital Appreciation                               -14.10%         4.48%           N/A           8.29%         5/4/92
  Capital Growth                                     -14.84%         3.23%           N/A           6.85%         4/1/96
  Capital Guardian Small Cap                         -2.84%          8.58%           N/A          10.17%         1/2/96
  Core Bond                                           1.01%         -0.16%           N/A           2.39%         10/7/94
  Developing World                                   -6.53%           N/A            N/A          -8.54%         2/19/98
  Equity Income                                      -0.07%          6.13%          6.16%          6.97%         1/25/89
  Fully Managed                                       8.30%         10.29%          8.53%          8.35%         1/25/89
  Growth                                             -31.01%         5.82%           N/A           7.48%         4/1/96
  Hard Assets                                        -13.25%        -6.37%          3.22%          2.71%         1/25/89
  International Equity                               -23.66%        -3.36%           N/A          -2.46%         4/1/96
  Investors                                          -5.58%           N/A            N/A           3.23%         2/1/00
  Large Cap Value                                    -4.94%           N/A            N/A           0.10%         2/1/00
  Limited Maturity Bond                               7.25%          4.73%          4.19%          5.11%         1/25/89
  Liquid Asset                                        2.38%          3.49%          3.02%          3.62%         1/25/89
  Managed Global                                     -13.05%        10.69%           N/A           6.30%        10/21/92
  Mid-Cap Growth                                     -24.52%        15.17%           N/A          17.34%         10/7/94
  Real Estate                                         6.57%          6.18%         10.93%          8.40%         1/25/89
  Research                                           -22.40%         5.11%           N/A          10.38%         10/7/94
  Strategic Equity                                   -22.12%         4.53%           N/A           6.37%         10/2/95
  Total Return                                       -0.91%          8.75%           N/A          10.47%         10/7/94
  Value Equity                                       -5.73%          4.71%           N/A           9.06%         1/3/95
  Van Kampen Growth and Income                       -13.09%         6.64%           N/A           9.82%         10/4/93

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            -19.62%          N/A            N/A          -19.05%        5/1/00

  PIMCO TRUST
  PIMCO High Yield                                    0.91%           N/A            N/A           0.27%         5/1/98
  PIMCO StocksPLUS Growth and Income                 -12.59%          N/A            N/A           0.63%         5/1/98

  THE PRUDENTIAL SERIES FUND
    Jennison                                         -19.60%          N/A            N/A          -24.18%        5/1/00



Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account A included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

FINANCIAL STATEMENTS - STATUTORY-BASIS
Equitable Life Insurance Company of Iowa
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
WITH REPORT OF INDEPENDENT AUDITORS

                     Financial Statements - Statutory-Basis


                  Years ended December 31, 2001, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..............................................3
Statements of Operations - Statutory Basis....................................5
Statements of Changes in Capital and Surplus - Statutory Basis................6
Statements of Cash Flows - Statutory Basis....................................7
Notes to Financial Statements - Statutory Basis...............................8

                         Report of Independent Auditors

The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.

As discussed in Note 1 to the financial statements, in 2001 Equitable Life Insurance Company of Iowa changed various accounting principles to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.


Atlanta, Georgia
March 29, 2002



                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory-Basis

                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)


                                                                                DECEMBER 31
                                                                        2001                  2000
                                                                --------------------------------------------
ADMITTED ASSETS
Bonds                                                                 $2,628,098            $2,138,216
Stocks:
   Common stock of unaffiliated companies, at fair value
     (cost:  2001 - $306;  2000 - $11,686)                                   306                11,582
   Common stock of affiliated companies (cost: 2001 -
     $1,035,027;  and 2000 - $284,024)                                   761,039               272,762
     Preferred stock of unaffiliated companies, at cost (fair
       value:  2001 - $490;  2000 - $593;)                                   490                   847
                                                                --------------------------------------------
                                                                         761,835               285,191


Mortgage loans on real estate                                            842,253               723,812
Real estate                                                                5,254                 5,337
Policy loans                                                             139,826               138,640
Cash and short-term investments                                           67,592               283,419
Derivative financial instruments                                          63,111                92,195
Funds in transit                                                           3,950                   372
Other invested assets                                                    199,297               199,219
                                                                --------------------------------------------
Total cash and investments                                             4,711,216             3,866,401


Due from non-affiliated reinsurers                                         1,020                 1,251
Electronic data processing equipment                                         373                   762
Premiums deferred and uncollected                                          5,736                 7,058
Investment income due and accrued                                         40,604                34,946
Federal income tax recoverable (including $1,565 admitted
   deferred tax asset at December 31, 2001)                               34,688                74,407
Due from affiliates                                                       29,687                61,669
Other assets                                                             273,482               138,249
Separate account assets                                                1,406,693             1,788,353
                                                                --------------------------------------------
Total admitted assets                                                 $6,503,499            $5,973,096
                                                                ============================================


                                       3


                    Equitable Life Insurance Company of Iowa

                  Balance Sheets - Statutory-Basis (continued)

                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)


                                                                                DECEMBER 31
                                                                        2001                  2000
                                                                --------------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy reserves:
     Annuity and life policy reserves                                 $3,580,706            $3,161,914
     Policy proceeds left at interest                                     39,612                41,514
     Policyholders' dividend accumulations                               108,713               109,277
                                                                --------------------------------------------
                                                                       3,729,031             3,312,705

   Policy and contract claims                                              8,122                 8,802
   Other policyholders' funds:
     Dividends payable to policyholders                                   24,385                24,570
     Premium deposit and other funds                                       3,869                 5,429
                                                                --------------------------------------------
                                                                          28,254                29,999

   Interest maintenance reserve                                           17,123                19,110
   Borrowed money                                                        135,948               122,288
   Other liabilities                                                     113,446                54,733
   Asset valuation reserve                                                26,060                38,439
   Separate account liabilities                                        1,406,693             1,788,353
                                                                --------------------------------------------
Total liabilities                                                      5,464,677             5,374,429

Commitments and contingencies


Capital and surplus:
   Common stock, par value $1.00 per share - authorized
     7,500,000 shares, issued and outstanding
     5,000,300 shares                                                      5,000                 5,000
   Additional paid-in capital                                            248,743               248,743
   Unassigned surplus                                                    785,079               344,924
                                                                --------------------------------------------
Total capital and surplus                                              1,038,822               598,667
                                                                --------------------------------------------
Total liabilities and capital and surplus                             $6,503,499            $5,973,096
                                                                ============================================



SEE ACCOMPANYING NOTES.


                                       4


                                              Equitable Life Insurance Company of Iowa

                                             Statements of Operations - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                         2001              2000             1999
                                                                   -----------------------------------------------------
Revenues:
   Premiums, policy proceeds, and other considerations                 $2,646,638        $2,531,441         $513,996
   Investment income, less investment expenses of $17,618 in
     2001, $10,937 in 2000 and $10,597 in 1999                            235,078           226,410          348,417
   Commission and expense allowances on reinsurance ceded                      91               598              112
   Investment management, administration, and contract
     guarantees for separate account fees                                  23,121            27,854           25,138
   Other income                                                            18,460            17,734            7,898
                                                                   -----------------------------------------------------
                                                                        2,923,388         2,804,037          895,561
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits                                                        41,922            39,336           36,480
     Annuity benefits                                                     103,305            78,580           72,953
     Surrender benefits                                                   513,693           467,002          330,285
     Payments from funds left at interest                                   7,043            28,544           33,560
     Other benefits                                                         6,906             3,663            1,912
     Increase in policy reserves                                          414,208           337,256          207,693
     Increase (decrease) in liability for premium deposit and
       other funds                                                      1,640,857         1,611,017          (14,803)
                                                                   -----------------------------------------------------
                                                                        2,727,934         2,565,398          668,080
   Insurance expenses:
     Commissions                                                          205,363           205,233           34,605
     General expenses                                                      77,209            77,867           81,926
     Insurance taxes, licenses, and fees                                    9,080             5,806            4,208
     Net transfers from separate account                                  (98,628)          (55,590)          (4,366)
     Interest expense                                                       4,375             4,375            4,375
     Other                                                                   (296)             (143)              14
                                                                   -----------------------------------------------------
                                                                          197,103           237,548          120,762
                                                                   -----------------------------------------------------
                                                                        2,925,037         2,802,946          788,842
                                                                   -----------------------------------------------------
(Loss) gain from operations before dividends to policyholders,
   federal income taxes (benefit), and net realized capital gains          (1,649)            1,091          106,719

Dividends to policyholders                                                 25,228            25,050           23,584
                                                                   -----------------------------------------------------
(Loss) gain from operations before federal income taxes (benefit)
   and net realized capital gains                                         (26,877)          (23,959)          83,135

Federal income taxes (benefit)                                             (1,605)          (45,692)         (15,294)
                                                                   -----------------------------------------------------
Net (loss) gain from operations before net realized capital
   (losses) gains                                                         (25,272)           21,733           98,429
Net realized capital (losses) gains                                       (37,807)             (616)           3,610
                                                                   -----------------------------------------------------
Net (loss) income                                                        $ (63,079)     $    21,117         $102,039
                                                                   =====================================================


SEE ACCOMPANYING NOTES.

                                                                 5


                                              Equitable Life Insurance Company of Iowa

                                   Statements of Changes in Capital and Surplus - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)


                                                                                                     TOTAL
                                                                 ADDITIONAL                         CAPITAL
                                                   COMMON         PAID-IN        UNASSIGNED           AND
                                                    STOCK         CAPITAL          SURPLUS          SURPLUS
                                                 --------------------------------------------------------------

Balance at December 31, 1998                        $5,000        $248,743         $308,054         $561,797
   Net income                                            -               -          102,039          102,039
   Net unrealized capital losses                         -               -          (19,594)         (19,594)
   Increase in non-admitted assets                       -               -           (2,880)          (2,880)
   Increase in asset valuation reserve                   -               -           (1,166)          (1,166)
   Dividends paid to parent                              -               -          (76,100)         (76,100)
   Increase in policy reserves due to change in
     valuation basis                                     -               -           (2,735)          (2,735)
                                                 --------------------------------------------------------------
Balance at December 31, 1999                         5,000         248,743          307,618          561,361
   Net income                                            -               -           21,117           21,117
   Net unrealized capital gains                          -               -           22,578           22,578
   Increase in non-admitted assets                       -               -           (1,726)          (1,726)
   Change in surplus as a result of reinsurance          -               -           (1,064)          (1,064)
   Increase in asset valuation reserve                   -               -           (4,212)          (4,212)
   Dissolution of Equitable American                     -               -              613              613
                                                 --------------------------------------------------------------
Balance at December 31, 2000                         5,000         248,743          344,924          598,667
   Net loss                                              -               -          (63,079)         (63,079)
   Change in net deferred income tax                     -               -           30,125           30,125
   Net unrealized capital gains                          -               -           35,976           35,976
   Decrease in non-admitted assets                       -               -           65,658           65,658
   Change in surplus as a result of reinsurance          -               -            1,000            1,000
   Cumulative effect of change in accounting
     principles                                          -               -           (6,073)          (6,073)
   Capital changes - transferred to surplus              -               -          451,582          451,582
   Decrease in asset valuation reserve                   -               -           12,378           12,378
   Transfer of qualified pension plan to parent          -               -          (87,412)         (87,412)
                                                 --------------------------------------------------------------
Balance at December 31, 2001                       $5,000         $248,743         $785,079       $1,038,822
                                                 ==============================================================



SEE ACCOMPANYING NOTES.

                                                        6


                                              Equitable Life Insurance Company of Iowa

                                             Statements of Cash Flows - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)


                                                                                 YEAR ENDED DECEMBER 31
                                                                         2001              2000              1999
                                                                  ------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                     $2,647,809         $2,532,303          $515,641
Investment income, less investment expenses                                243,697            316,378           248,414
Commissions and expense allowances on reinsurance ceded                         90                598               110
Fees associated with investment management, administration, and
   contract guarantees from Separate Accounts                               23,121             28,508            25,138
Other income                                                                18,751             19,920             6,585
Benefits                                                                  (673,320)          (628,007)         (478,275)
Insurance expenses                                                      (1,789,976)        (1,841,065)         (106,301)
Dividends to policyholders                                                 (25,412)           (24,620)          (24,751)
Federal income taxes paid                                                   71,450                  -            (4,116)
                                                                  ------------------------------------------------------
Net cash provided by operating activities                                  516,210            404,015           182,445

INVESTING  ACTIVITIES AND MISCELLANEOUS  SOURCES
Proceeds from investments sold, matured, or repaid:
   Bonds                                                                 2,401,946          1,144,609           921,197
   Common stocks - unaffiliated companies                                   11,486            118,332            11,380
   Common stocks - affiliates                                                    -                  -           203,800
   Preferred stocks - unaffiliated companies                                   357                  4                 -
   Mortgage loans on real estate                                            61,427             34,233            57,771
   Policy loans - net                                                            -                  -            14,365
   Real estate                                                                   -                  -             3,408
   Other invested assets                                                     6,950             17,321           243,429
                                                                  ------------------------------------------------------
                                                                         2,482,166          1,314,499         1,455,350
Cost of investments acquired:
   Bonds                                                                (2,938,801)        (1,340,306)       (1,124,069)
   Common stocks - unaffiliated companies                                        -                  -           (11,380)
    Common stocks - affiliated companies                                  (451,582)                 -                 -
    Preferred stocks - unaffiliated companies                                    -               (888)                -
   Mortgage loans on real estate                                          (179,836)          (117,095)         (119,081)
   Real estate                                                                   -                  -            (1,760)
   Other invested assets                                                    (3,834)           (15,513)         (186,623)
                                                                  ------------------------------------------------------
                                                                        (3,574,052)        (1,473,802)       (1,442,913)
Other                                                                     (105,393)          (121,534)          (62,177)
                                                                  ------------------------------------------------------
Net cash used in investing activities and miscellaneous sources         (1,197,279)          (280,837)          (49,740)

FINANCING ACTIVITIES
Capital and surplus paid in                                                451,582                  -                 -
Borrowed money                                                              13,660            118,987           (26,000)
Dividends paid to parent                                                         -                  -           (76,100)
                                                                  ------------------------------------------------------
Net cash provided by (used in) financing activities                        465,242            118,987          (102,100)
                                                                  ------------------------------------------------------
Increase (decrease) in cash and short-term investments                    (215,827)           242,165            30,605

Cash and short-term investments at beginning of year                       283,419             41,254            10,649
                                                                  ------------------------------------------------------
Cash and short-term investments at end of year                             $67,592           $283,419           $41,254
                                                                  ======================================================
SEE ACCOMPANYING NOTES.


                                                                 7

                    Equitable Life Insurance Company of Iowa

                          Notes to Financial Statements

                                December 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

Effective September 20, 2000, the Company dissolved Equitable American Life Insurance Company, a wholly owned subsidiary. On December 3, 2001, the Board of Directors of Equitable of Iowa Companies, Inc. approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary Golden American Life Insurance Company to Equitable Life Insurance Company of Iowa. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware and resulted in an increase to surplus of $451,582,000. USG Annuity and Life Company is also a 100% wholly owned subsidiary of the Company.

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL STATEMENTS (CONTINUED)

any deviations prescribed or permitted by The State of Iowa insurance commissioner. Accounting changes adopted to conform to the provisions of the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to the unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $6,073,000 as of January 1, 2001. Included in this adjustment is a reduction in unassigned funds of approximately $12,669,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,596,000 related to prepayment penalties on mortgage loans and bonds released from the IMR liability.

The preparation of financial statements of the Company requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Changes in estimates and assumptions could materially impact the financial statements.

INVESTMENTS

Investments in bonds, except those to which the Securities Valuation Office of the NAIC has ascribed a value, mortgage loans on real estate, and short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing a method, which results in a constant yield over the security's expected life. The amortization of premiums and accretion of discounts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method for instruments with low interest rate volatility and the prospective method for instruments with high interest rate volatility. Common stocks of unaffiliated companies are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets with the reported net income of the subsidiaries and

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

all other changes in net assets included in unrealized capital gains.

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity, and quality. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally using the straight-line method.

Policy loans are reported at unpaid principal. Other invested assets consist principally of surplus notes receivable, which are recorded at cost, and investments in various joint ventures, which are recorded at the equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities, and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period of maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the AVR is determined using a formula prescribed by the NAIC and is reported as a liability.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 2001, $11,000 of investment income due and accrued was excluded with respect to such investments. At December 31, 2000, the Company excluded no investment income due and accrued with respect to such investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions"), and Standard & Poors' ("S&P") 500(R) Index call options ("call options") are deferred. The deferred premiums are amortized over the term of these instruments on a straight-line basis. Amortization of deferred premiums and any payments received in accordance with the terms of these instruments are recorded as an adjustment to investment income. These instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value also reflected in investment income. In addition to these instruments, the Company owns interest rate caps ("Mortgage Derivative caps") and an interest rate floor ("Mortgage Derivative floor"), which were valued consistently with caps, swaptions, and call options.

CASH AND SHORT-TERM INVESTMENTS

For purposes of the accompanying statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be short-term investments.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

REINSURANCE

Reinsurance   premiums  ceded  and  assumed,   and  the  related   benefits  and
commissions, are netted against the corresponding direct balances.

DEFERRED INCOME TAXES

Prior to January 1, 2001, deferred federal income taxes were provided for differences between the financial statement amounts and the tax bases of assets and liabilities in accordance with a specific permitted practice approved by the State of Iowa. Any resulting deferred tax assets were treated as non-admitted. Starting in 2001, deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying Statement of Operations.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Parent, which exceed an annual limitation. No dividends were paid in 2001 or 2000.

During 2002, the Company could pay dividends to its Parent of approximately $103,882,000 without prior approval of regulatory authorities.

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

                    Equitable Life Insurance Company of Iowa

2. BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from accounting principles generally accepted in the United States ("GAAP"). The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts; (6) bonds are valued at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of operations when declines in carrying value are judged to be other than temporary; (8) deferred income taxes relating to differences between the financial statement and income tax bases of assets and liabilities are provided for and admitted to an amount determined under a standard formula; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending

                    Equitable Life Insurance Company of Iowa

2. BASIS OF FINANCIAL REPORTING (CONTINUED)

upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable; (12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard ("SFAS") No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed; (14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any; (18) the financial statements of subsidiaries are not consolidated with those of the Company.

The  effects  of  the  foregoing   variances  from  GAAP  on  the   accompanying
statutory-basis financial statements have not been determined, but are presumed to be material.

At December 31, 2001, participating business approximated 11% of life insurance in force. Participating life insurance accounted for 1.0%, 1.0% and 5.0% of premium income from all products written by the Company in 2001, 2000 and 1999, respectively.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS

Major categories of net investment income are summarized below:

                                                                       YEAR ENDED DECEMBER 31
                                                                2001            2000            1999
                                                            ----------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
Fixed maturities                                               $205,052       $102,992        $156,201
Equity securities:
  Affiliated                                                     26,000         73,174         112,250
  Unaffiliated                                                      351            632             582
Mortgage loans on real estate                                    62,637         51,628          47,961
Real estate                                                         362             15             729
Policy loans                                                      7,844         11,853           9,009
Short-term investments                                            1,953          1,572             205
Other, net                                                        2,159          4,464           4,729
Derivative financial instruments                                (55,961)       (11,339)         24,678
Amortization of IMR                                               2,299          2,356           2,670
                                                            ----------------------------------------------
Gross investment income                                         252,696        237,347         359,014
Less:
  Investment expenses                                           (10,402)        (8,057)         (8,543)
  Interest expense                                               (7,323)        (2,836)         (2,006)
  Depreciation on real estate and other invested assets             107            (44)            (48)
                                                            ----------------------------------------------
Net investment income                                          $235,078       $226,410        $348,417
                                                            ==============================================

                                       16

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

At December 31, 2001 and 2000, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                                 GROSS           GROSS         ESTIMATED
                                               STATEMENT      UNREALIZED      UNREALIZED          FAIR
                                                 VALUE           GAINS          LOSSES           VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Bonds:
   United States government and
    agencies                                  $    35,463       $    306     $     (730)      $     35,039
   States and Municipalities                          248              -             (1)               247
   Foreign governments                            111,157          3,952         (3,077)           112,032
   Public utilities                               103,304          1,839         (4,541)           100,602
   Industrial and miscellaneous                 1,130,256         37,173        (22,792)         1,144,637
   Mortgage-backed securities                     873,372         27,484        (17,543)           883,313
   Other asset-backed securities                  374,298         13,007        (20,626)           366,679
                                            ----------------------------------------------------------------
Total                                          $2,628,098        $83,761       $(69,310)        $2,642,549
                                            ================================================================

                                                                 GROSS           GROSS         ESTIMATED
                                               STATEMENT      UNREALIZED      UNREALIZED          FAIR
                                                 VALUE           GAINS          LOSSES           VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
DECEMBER 31, 2000
Bonds:
   United States government and
    agencies                                   $   75,916        $ 3,088       $      -        $    79,004
   States and Municipalities                          250              1              -                251
   Public utilities                               158,197          2,850         (4,957)           156,090
   Industrial and miscellaneous                   933,437         25,938        (37,002)           922,373
   Mortgage-backed securities                     695,954         16,890        (20,819)           692,025
   Other asset-backed securities                  274,462          6,329        (12,313)           268,478
                                            ----------------------------------------------------------------
Total                                          $2,138,216        $55,096       $(75,091)        $2,118,221
                                            ================================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 STATEMENT       ESTIMATED
                                                   VALUE         FAIR VALUE
                                             ---------------------------------
                                                  (DOLLARS IN THOUSANDS)

   Due in one year or less                      $    27,946      $    28,213
   Due after one year through five years            475,774          488,389
   Due after five years through ten years           584,163          590,534
   Due after ten years                              292,545          285,421
                                             ---------------------------------
                                                  1,380,428        1,392,557
   Mortgage-backed securities                       873,372          883,313
   Other asset-backedsecurities                     374,298          366,679
                                             ---------------------------------
   Total                                         $2,628,098       $2,642,549
                                             =================================

Realized capital (losses) gains on investments are as follows:

                                                               YEAR ENDED DECEMBER 31
                                                        2001             2000             1999
                                                  --------------------------------------------------
                                                               (DOLLARS IN THOUSANDS)

   Bonds                                               $(27,951)        $(23,807)        $(3,086)
   Common stocks of unaffiliated mutual funds                 -                -           3,880
   Common stocks of unaffiliated companies                    -                -               -
   Preferred stocks of unaffiliated companies               106              (37)              -
   Mortgage loans on real estate                              -                -             (44)
   Real estate                                                -                -              71
   Derivative instruments                                 1,250            1,820             850
   Other invested assets                                  3,138            3,079           2,507
                                                  --------------------------------------------------
   Realized capital (losses) gains                      (23,457)         (18,945)          4,178
   Tax effect                                            (7,441)           6,567          (1,463)
   Transfer to IMR                                       (6,909)          11,762             895
                                                  --------------------------------------------------
   Net realized capital (losses) gains                 $(37,807)       $    (616)        $ 3,610
                                                  ==================================================


                                                                 18

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

Realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $4,458,000, $8,325,000, and $11,079,000 and gross losses on the sale or prepayment of bonds of $54,637,000, $32,132,000 and $14,165,000, for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in basic industrials (42% in 2001, 34% in 2000), various non-governmental mortgage-backed securities (38% in 2001, 32% in 2000), public utilities (8% in 2001, 7% in 2000), and financial companies (7% in 2001, 6% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified in Pennsylvania (8% in 2001, 10% in 2000), Florida (7% in 2001, 7% in 2000) and California (17% in 2001, 8% in 2000).
Mortgage loans on real estate have also been analyzed by collateral type with concentrations identified in retail facilities (25% in 2001, 25% in 2000), office buildings (27% in 2001, 29% in 2000), industrial buildings (31% in 2001, 28% in 2000), and multi-family residential buildings (13% in 2001, 14% in 2000). Common stocks of unaffiliated companies, real estate, and other invested assets are not significant to the Company's overall investment portfolio.

During  2001,  the  Company  recognized  impairments  on bonds in the  amount of
$23,576,000  to  reduce  book  value  to  the  estimated   realizable  value  of
$12,369,000. During 2000, no impairments on bonds were recorded.

During 2001 and 2000, the Company recognized no impairments on commercial mortgage loans.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

During 2001, the maximum and minimum lending rates for mortgage loans were 8.5% and 6.58%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 78%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 2001, affidavits of deposits covering bonds with a par value of $2,561,383,000 (2000 - $2,062,153,000), mortgage loans with an unpaid principal balance of $842,252,000 (2000 - $723,811,000), and policy loans with an unpaid balance of $139,825,000 (2000 - $138,640,000) were on deposit with state agencies to meet regulatory requirements.

The Company entered into dollar roll transactions to increase its return on investments and improve liquidity. Dollar rolls involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls are accounted for as short-term collateralized financings and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $84,000,000 at December 31, 2001. Such borrowings averaged approximately $134,221,000 during 2001 and were collateralized by investment securities with fair values approximately equal to the loan value. The primary risk associated with short term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). The Company believes the counterparties to dollar roll agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate duration. The terms of the reverse repurchase agreement call for payment of interest at a rate of between 1.80% and 2.26%. The agreements mature prior to the end of January 2002. The amount due on these agreements included in borrowed money is $1,800,000.

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

The Company has a hedging program under which certain derivative financial instruments, caps and swaptions, are purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from increases in interest rates and to reduce and manage the risk of change in the value, yield, price or cash flow of specific assets or liabilities. The current notional amounts of caps and swaptions at December 31, 2001 totaled $1,115 million and $50 million, respectively. The Company had no open interest rate floors at December 31, 2001.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (5.6% and 9.0%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

At December 31, 2001, the Company has several equity-indexed products for which call options are purchased to hedge potential increases in policyholder account balances resulting from increases in the S&P index to which the product is linked. During 2001, the Company paid $26,753,000 in premiums for call options

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

HEDGING PROGRAM (CONTINUED)

which mature in 2002 through 2010. During 2000, the Company paid $42,490,000 in premiums for call options which mature in 2001 through 2009. During 1999, the Company paid $22,835,000 in premiums for call options which mature in 2000 through 2008. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity products. The call options do not require any additional payments by the Company.

The agreement for the call options entitles the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to investment income.


The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 2001:

                                   2002        2003         2004          2005         2006         TOTAL
                                ------------------------------------------------------------------------------
                                                           (DOLLARS IN THOUSANDS)

Interest rate caps                $500,000    $170,000     $300,000      $145,000   $       -     $1,115,000
Cash settled put swaptions          50,000           -            -             -           -         50,000
                                ------------------------------------------------------------------------------
Total notional amount             $550,000    $170,000     $300,000      $145,000   $       -     $1,165,000
                                ==============================================================================

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the caps, swaptions, and call options of $56,280,000, $7,966,000 and $10,820,000, for 2001, 2000 and 1999, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at amortized cost in 2001.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 2001, 2000 and 1999, the Company (decreased) increased investment income by recording a market value adjustment of $(15,131,000), $(1,645,000) and $35,928,000, respectively, on the call options.

The following tables summarize the carrying value, amortized cost, gross unrealized gains and losses, and estimated fair value of these instruments:

                                                                      GROSS           GROSS       ESTIMATED
                                      CARRYING       AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                        VALUE          COST           GAINS          LOSSES         VALUE
                                    --------------------------------------------------------------------------
                                                              (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Interest rate caps                      $ 2,547        $ 2,547         $  -          $   (291)     $  2,256
Cash settled put swaptions                   68             68            -               (66)            2
S&P 500 call options                     60,496         60,496            -           (14,775)       45,721
                                    --------------------------------------------------------------------------
Total                                   $63,111        $63,111         $  -          $(15,131)      $47,979
------------------------------------==========================================================================

December 31, 2000
Interest rate caps                      $ 3,695        $ 3,695          $ -          $ (1,009)      $ 2,686
Cash settled put swaptions                  662            662            -              (636)           26
S&P 500 call options                     87,887         87,838           49                 -        87,887
                                    --------------------------------------------------------------------------
Total                                   $92,244        $92,195          $49          $ (1,645)      $90,599
------------------------------------==========================================================================


                                       23

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

ACCOUNTING TREATMENT (CONTINUED)

The differences between fair value and amortized cost for the caps, swaptions, and call options reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of the caps, swaptions, call options, and Mortgage Derivative caps. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) plus the market value adjustment, if any, for these instruments, because no additional payments are required by the Company after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps, Mortgage Derivative caps, swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE (CONTINUED)

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 2001, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments are as follows:

                                                                NET REPLACEMENT VALUE
                                            ---------------------------------------------------------------
                                                                 CASH           S&P 500
                                            INTEREST RATE     SETTLED PUT        CALL
                                                 CAPS          SWAPTIONS        OPTIONS          TOTAL
                                            ---------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
Counterparties credit quality:
   AAA                                          $2,256              $-          $28,088         $30,344
   AA+ to AA-                                        -               2           17,633          17,635
                                            ---------------------------------------------------------------
Total                                           $2,256              $2          $45,721         $47,979
                                            ===============================================================

5. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts, and debt fall within the standard's definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company closely monitors the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities, which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                         DECEMBER 31
                                                             2001                          2000
                                                  -----------------------------------------------------------
                                                    CARRYING     ESTIMATED        CARRYING      ESTIMATED
                                                      VALUE      FAIR VALUE        VALUE        FAIR VALUE
                                                  ---------------------------  ------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ASSETS
Bonds                                              $2,628,098    $2,642,549      $2,138,216    $2,118,221
Common stock of unaffiliated companies                    306           306          11,582        11,582
Preferred stock of unaffiliated companies                 490           490             847           593
Mortgage loans on real estate                         842,253       875,493         723,812       735,009
Policy loans                                          139,826       139,826         138,640       138,640
Cash and short-term investments                        67,592        67,592         283,419       283,419
Surplus notes                                         185,000       268,149         185,000       152,634
Mortgage derivative investments                         2,828         3,037           1,568         1,568
Derivative financial instruments                       63,111        47,979          92,195        90,599
Separate account assets                             1,406,693     1,406,693       1,788,353     1,788,353

LIABILITIES
Annuity products                                    2,611,782     2,439,374       2,201,677     1,748,502
Borrowed money                                        135,948       135,948         118,987       118,987
Separate account liabilities                        1,406,693     1,406,693       1,788,353     1,788,353


                                       26

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating fair values:

BONDS: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.

COMMON AND PREFERRED STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheets approximate estimated fair value for these instruments due to their short-term nature.

SURPLUS NOTES: Estimated fair value of the surplus notes issued by Golden American Life Insurance Company ("Golden American") to the Company was based upon discounted future cash flows using a discount rate approximating the current market value.

MORTGAGE  DERIVATIVE   INVESTMENTS:   Estimated  fair  values  of  the  mortgage
derivative investments are the average of quotes, if more than one quote is available, obtained from third-parties.

DERIVATIVE FINANCIAL INSTRUMENTS: Estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies, are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED  MONEY:   Carrying  value  reported  in  the  Company's  balance  sheet approximates estimated fair value for these instruments, which are callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account values in the Company's balance sheet. Estimated fair values of the separate account liabilities are equal to their carrying amount.

6. INCOME TAXES

The Company files a consolidated federal income tax return with USG Annuity and Life Company. The method of tax allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with USG Annuity and Life Company receiving current credit for net losses.

                    Equitable Life Insurance Company of Iowa

6. INCOME TAXES (CONTINUED)

The components of the net admitted deferred tax asset are as follows:

                                                                DECEMBER 31,        JANUARY 1,
                                                                    2001               2001           CHANGE
                                                             -----------------------------------------------------
                                                                                (IN THOUSANDS)

   Gross deferred tax asset                                        $102,914           $69,154          $33,760
   Gross deferred tax liabilities                                     6,542             2,907            3,635
                                                             -----------------------------------------------------
   Net deferred taxes and change for the year                        96,372            66,247           30,125
   Nonadmitted deferred tax assets and change
      for the year                                                   94,807            66,247           28,560
                                                             -----------------------------------------------------
   Net admitted deferred tax asset and change
      for the year                                                  $ 1,565           $     -         $  1,565
                                                             =====================================================

For 2000 and 1999, income before federal income taxes differs from taxable income principally due to investments, deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and statutory - basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $2,755,000 from 2001.

                    Equitable Life Insurance Company of Iowa

6. INCOME TAXES (CONTINUED)

The Company's federal income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before taxes (including capital gains) for the following reasons:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                              2001
                                                                                    -------------------------
                                                                                         (IN THOUSANDS)

Expected federal income tax expense at the statutory rate of 35%                              $(17,617)
Deferred acquisition costs                                                                       1,425
Insurance reserves                                                                              14,178
Investments                                                                                     14,977
Subsidiary dividend income                                                                      (9,100)
Other                                                                                             (857)
Prior year true up to return                                                                     2,830
                                                                                    -------------------------
Total federal income tax expense                                                                 5,836
Change in deferred taxes                                                                       (30,125)
                                                                                    -------------------------
Total statutory federal income taxes                                                          $(24,289)
                                                                                    =========================

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993, 1994, 1995, and 1996 consolidated income tax returns were not examined by the IRS. The 1997, 1998, 1999, 2000 and 2001 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment.

The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees.

At December 31, 2001, the qualified pension benefit plan of certain United States subsidiaries of ING North America Insurance Holdings, including Equitable Life Insurance Company of Iowa, were merged into one plan which will be recognized in ING's financial statements. As a result, the Company transferred their qualified pension assets to ING North America Insurance Company, an affiliate.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.

The following tables summarize the benefit obligations, fair value of plan assets, and funded status for pension and other benefits:

                                                                        PENSION BENEFITS
                                                --------------------------------------------------------------
                                                        2001                 2000                1999
                                                --------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
  Accumulated benefit obligation:
    Vested                                               $  9,262            $65,676             $62,568
    Nonvested                                                 882              3,193               1,447
                                                --------------------------------------------------------------
                                                          $10,144            $68,869             $64,015
                                                ==============================================================

                                                                         OTHER BENEFITS
                                                --------------------------------------------------------------
                                                        2001                 2000                1999
                                                --------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
  Accumulated postretirement:
    Benefit obligation:
      Retirees                                            $ 4,020            $ 7,226             $ 5,342
      Fully eligible active plan participants               1,363                226                 309
                                                --------------------------------------------------------------
                                                          $ 5,383            $ 7,452             $ 5,651
                                                ==============================================================





                                              Equitable Life Insurance Company of Iowa

                                              Notes to Financial Statements (continued)


7. PENSION BENEFITS (CONTINUED)

                                                            PENSION BENEFITS                             OTHER BENEFITS
                                              --------------------------------------------------------------------------------------
                                                  2001            2000            1999         2001         2000           1999
                                              --------------------------------------------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
 Change in projected benefit obligations:
    Projected benefit obligations at
     January 1                                  $  73,510      $  71,755        $ 73,777      $  7,452       $5,651       $ 4,935
    Service cost                                    1,820          2,087           2,302           211          100           186
    Interest cost                                   5,643          5,712           5,324           564          498           393
    Contribution by plan participants                   -              -               -           234            -             -
    Actuarial loss (gain)                           5,767          1,350          (5,533)       (2,811)       1,775           735
    Special termination benefits                     (114)            11             135             -            -             -
    Benefits payments                              (5,085)        (4,872)         (4,250)         (618)        (572)         (598)
    Business combinations, divestitures,
     curtailments, settlements and special
     termination benefits                         (68,526)        (2,533)              -           351            -             -
                                              --------------------------------------------------------------------------------------
    Projected benefit obligations at
      December 31                               $  13,015      $  73,510         $71,755      $  5,383       $7,452        $ 5,651
                                              ======================================================================================

  Change in plan assets:
    Fair value of plan assets at
     January 1                                   $151,069       $160,208        $148,491             -            -             -
    Actual return on plan assets                   (7,383)        (4,264)         15,832             -            -             -
    Employer contributions                            199              -             135      $    383       $  572         $ 598
    Plan participants' contributions                    -              -               -           234            -
    Benefit payments                               (5,085)        (4,875)         (4,250)         (617)        (572)         (598)
    Business combinations, divestitures,
     curtailments, settlements and special
     termination benefits                        (138,800)             -               -             -            -             -
                                              --------------------------------------------------------------------------------------
    Fair value of plan assets at
      December 31                               $       -       $151,069        $160,208      $      -       $    -         $   -
                                              ======================================================================================


                                                                 33


                                              Equitable Life Insurance Company of Iowa

                                              Notes to Financial Statements (continued)


7. PENSION BENEFITS (CONTINUED)

                                                           PENSION BENEFITS                    OTHER BENEFITS
                                                ----------------------------------------------------------------------------
                                                    2001         2000        1999         2001         2000        1999
                                                ----------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Funded status:
     Funded status at December 31                 $(10,028)       $75,029    $ 88,453      $(5,383)     $(7,452)    $(5,651)
     Unrecognized net actuarial (gain) loss              -         (3,023)    (23,856)        (885)       2,035         105
     Unrecognized prior service cost                     -             (4)          -         (844)        (943)       (826)
     Unrecognized net transition obligation              -              -           -        3,341        3,646       3,950
                                                ----------------------------------------------------------------------------
     Net amount recognized                        $(10,028)       $72,002    $ 64,597      $(3,771)     $(2,714)    $(2,422)
                                                ============================================================================

   Amounts recognized in the statement of
    financial position consist of:
     Prepaid benefit cost                                -        $80,096    $ 72,091)           -            -           -
     Accrued benefit cost                         $(10,028)        (8,094)     (7,494)     $(3,771)     $(2,714)    $(2,422)
                                                ----------------------------------------------------------------------------
     Net amount recognized                        $(10,028)       $72,002    $ 64,597      $(3,771)     $(2,714)    $(2,422)
                                                ============================================================================

Upon the adoption of Codification, the pension benefits related to vested employees not previously recognized has been recorded as part of the cumulative effect of accounting change adjustment.

The prepaid pension cost asset of $0 and $80,096,000 at December 31, 2001 and 2000, respectively, is nonadmitted as prescribed by statutory accounting practices. The weighted average assumptions used in the measurement of the Company's benefit obligation follows:




                                                   PENSION BENEFITS                    OTHER BENEFITS
                                         ----------------------------------------------------------------------
                                              2001       2000     1999          2001       2000       1999
                                         ----------------------------------------------------------------------
Weighted-average assumptions:
  Discount rate                               7.50%      7.75%    8.00%         7.50%     7.75%       8.00%
  Expected return on plan assets               N/A       9.25     9.25          4.50      5.00         N/A
  Expected compensation increase              4.50       5.00     5.00           N/A       N/A        5.00

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 8.50%, 7.75% and 8.00% at December 31, 2001, 2000 and 1999, respectively, for employees under 65 and 8.50%,  8.50%, 8.00% at December 31, 2001, 2000, and 1999

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

respectively for employees over 65, with the rates for both groups to be graded down to 5.50% for 2007 and thereafter.

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

                                             PENSION BENEFITS                      OTHER BENEFITS
                                    2001         2000         1999         2001       2000        1999
                                 ------------------------------------------------------------------------
                                                         (DOLLARS IN THOUSANDS)
Service cost                       $  1,820   $   2,087        $ 2,302      $   212     $100       $ 186
Interest cost                         5,643       5,712          5,324          565      498         393
Expected return on assets           (13,750)    (14,630)       (13,912)           -        -           -
Amortization of:
   Transition obligation             (2,452)       (462)             -          304      304           -
   Prior service cost                     -           -              -          (98)     (98)          -
   Actuarial loss                         -           -              5          109       59           2
Amount of gain recognized due
to aSettlement or curtailment
                                          -           -              -          351        -           -
                                 ------------------------------------------------------------------------
Net periodic benefit (income)
cost                                $(8,739)  $  (7,293)      $ (6,281)      $1,443     $863        $581
                                 ========================================================================

The assumed health care cost trend rate has a significant effect on the amounts reported. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

                                                        1% POINT INCREASE          1% POINT DECREASE
                                                    -----------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
Effect on total service and interest
   cost components                                             $  23                            $  22
Effect on postretirement benefit
   obligation                                                    177                              163

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13,858,000, $10,144,000 and $0, respectively, as of December 31, 2001 and $5,849,000, $4,188,000 and $0 respectively, as of December 31, 2000.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 2001, 2000 and 1999 were $521,000, $764,000 and $389,000, respectively.

Equitable Life Employee Pension Plan invests in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

8. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts, and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty.

                    Equitable Life Insurance Company of Iowa

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts, and separate account reserves are summarized as follows:

                                                                          DECEMBER 31
                                                              2001                          2000
                                                     -------------------------------------------------------
                                                                     PERCENT                       PERCENT
                                                                       OF                            OF
                                                        AMOUNT        TOTAL           AMOUNT        TOTAL
                                                     -------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
Subject to discretionary withdrawal with market
    value adjustment                                   $1,329,561       30%         $1,071,332        24%
Subject to discretionary withdrawal at book value
    less surrender charge (charges of 5% or more)         718,764       16             576,279        13
Subject to discretionary withdrawal at market value     1,365,750       30           1,734,519        38
Subject to discretionary withdrawal at book value
    (charges of less than 5%)                             452,336       10             484,077        11
Not subject to discretionary withdrawal
   provision                                              653,795       14             650,421        14
                                                     ------------------------     --------------------------
                                                        4,520,206      100%          4,516,628       100%
                                                                    =========                     ==========
Less reinsurance ceded                                    542,675                      580,432
                                                     --------------               ---------------
Total policy reserves on annuities and deposit
    fund liabilities                                   $3,977,531                   $3,936,196
                                                     ==============               ===============


                                                    37

                    Equitable Life Insurance Company of Iowa

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets, which are reported as premiums deferred and uncollected, and the amounts of the related gross premiums and loading are as follows:


                                                                        GROSS        LOADING         NET
                                                                   -----------------------------------------
                                                                            (DOLLARS IN THOUSANDS)
  DECEMBER 31, 2001
  Ordinary direct first year business                                 $    11     $      9      $       2
  Ordinary direct renewal business                                      7,729          985          6,744
  Reinsurance ceded                                                      (855)           -           (855)
                                                                   -----------------------------------------
                                                                      $  6,885    $    994        $ 5,891
                                                                   =========================================

  DECEMBER 31, 2000
  Ordinary direct first year business                                 $   129     $     92        $     7
  Ordinary direct renewal business                                      9,058        1,041          8,017
  Reinsurance ceded                                                    (1,082)           -         (1,082)
                                                                   -----------------------------------------
                                                                      $ 8,105       $1,133        $ 6,972
                                                                   =========================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $254,936,000 and $92,790,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,709,000 and $1,021,000 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 2001 and 2000 is as follows:

                                                                                        NON-GUARANTEED
                                                                                       SEPARATE ACCOUNT
                                                                                    ----------------------
                                                                                    (DOLLARS IN THOUSANDS)
2001
Premiums, considerations, or deposits for the year ended December 31, 2001                    $   52,233
                                                                                         =================
Reserves at December 31, 2001
   For accounts with assets at market value                                                   $1,365,750
                                                                                         =================
Reserves at December 31, 2001 By withdrawal characteristics:
     Subject to discretionary withdrawal at market value                                      $1,365,750
                                                                                         =================

2000
Premiums, considerations, or deposits for the year ended December 31, 2000                    $  113,695
                                                                                         =================
Reserves at December 31, 2000:
   For accounts with assets at market value                                                   $1,734,519
                                                                                         =================
Reserves at December 31, 2000:
   By withdrawal characteristics:
     Subject to discretionary withdrawal at market value                                      $1,734,519
                                                                                         =================

1999
Premiums, considerations, or deposits for the year ended December 31, 1999                    $  128,375
                                                                                         =================
Reserves at December 31, 1999:
   Fr accounts with assets at market value                                                     $1,880,329
                                                                                         =================
Reserves at December 31, 1999:
   By withdrawal characteristics:
    Subject to discretionary withdrawal at market value                                       $1,880,329
                                                                                         =================

                                                                 39

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amount transferred from and to the separate account is presented below:

                                                                  YEAR ENDED DECEMBER 31
                                                         2001               2000              1999
                                                   ------------------------------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Transfers as reported in summary of
 operations of the separate account statement:
     Transfers to separate account                    $   52,388          $ 113,954        $ 128,811
     Transfers from separate account                    (151,016)          (168,852)        (133,744)
                                                   ------------------------------------------------------
Net transfers from separate account                      (98,628)           (54,898)          (4,933)

Reconciling adjustments:
   Surrender and annual charges received by the
     general account and other adjustments                     -                692              567
                                                   ------------------------------------------------------
Transfers as reported in the summary of
 operations of the life, accident, and health
 annual statement                                     $  (98,628)         $ (55,590)       $  (4,366)
                                                   ======================================================

10. RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $9,729,000, $7,806,000 and $6,928,000 during the years ended December 31, 2001, 2000 and 1999 respectively.

Golden American, a subsidiary, provides certain advisory, computer, and other resources and services to the Company. Expenses for these services incurred by the Company totaled $8,191,000, $6,192,000 and $6,107,000 for the years ended DECEMBER 31, 2001, 2000 and 1999, respectively.

The Company purchases certain administrative services from Life Insurance Company of Georgia, an affiliate. For the years ended December 31, 2001, 2000 and 1999 expenses of $5,966,000, $8,817,000 and $8,284,000 respectively, were incurred.

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the years ended December 31, 2001, 2000 and 1999 revenues of $308,000, $2,014,000 and $1,251,000, respectively, were recorded, which reduced general expenses.

The Company provides substantially all administrative services to USG Annuity & Life Company ("USG"), a wholly-owned subsidiary. For the years ended December 31, 2001, 2000 and 1999, revenues of $14,115,000, $17,208,000 and $9,804,000, respectively, were recorded which reduced general expenses.

The Company has a service agreement dated January 19, 1999 and effective December 1, 1998 with Ameribest Life Insurance Company ("Ameribest") in which the Company provides certain advisory, computer, and other resources. For the year ended December 31, 2001, 2000 and 1999 revenues of $597,000, $1,208,000 and
$1,004,000 respectively, were recorded which reduced general expenses.

The Company also provides administrative services to Locust Street Securities, Inc., an affiliate. Revenues of $4,912,000, $4,964,000 and $77,000 were recorded as a reduction of general expenses for the years ended December 31, 2001, 2000 and 1999 respectively.

The Company provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenue for these services, which reduce general expenses incurred by the Company, totaled $0, $74,000 and $147,000, respectively for the year ended December 31, 2001,2000 and 1999.

The Company entered into a service agreement on May 1, 1999 with United Life & Annuity Insurance Company ("United Life"), an affiliate, in which the Company provides certain advisory, computer, and other resources to the Company. For the year ended December 31, 2001, 2000 and 1999, the Company recorded $432,000, $870,000 and $704,000 respectively, in revenue related to this agreement which reduced general expenses incurred by the company.

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective July 1, 2000, the Company entered into an agreement with Finance Shared Services of ING America Insurance Holdings, an affiliate, in Atlanta. Finance Shared Services provides the Company with financial reporting services. For the year ended December 31, 2001 and 2000, the Company incurred expenses of $15,037,000 and $3,874,000 under this agreement respectively.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 2001, 2000 and 1999.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to EIC. Interest is charged at an annual rate of 8.75%. The Company incurred interest expense of $4,375,000 on this note for each of the years ended December 31, 2001, 2000 and 1999. As a result of the merger, the promissory note is payable to EIC.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000, as amended on October 12, 1998, from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The Company incurred interest expense of $512,000, $475,000 and $483,000 and recognized interest income of $1,750,000, $1,759,000 and $273,000 under this agreement for the years ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001, there were no funds payable to or receivable from ING AIH under this agreement.

On December 30, 1999, Golden American issued a surplus note in the amount of $50,000,000 to the Company. Interest on the note is charged at an annual rate of 8.179%. The note will mature on December 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,089,000 in both 2001 and 2000.

On September 30, 1999, Golden American issued a surplus note in the amount of $75,000,000 to ING AIH. The note is charged at an annual rate of 7.75%. The note will mature on September 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. On December 30, 1999, ING AIH assigned the note to the Company. Under this agreement, the Company recorded revenue of $5,812,000 in both 2001 and 2000.

On December 30, 1998, Golden American issued a surplus note in the amount of $60,000,000 to the Company. Interest on the note is charged at an annual rate of 7.25%. The note will mature on December 29, 2028. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,350,000 in each of 2001, 2000 and 1999.

During 2001, the Company did not pay any dividends to its Parent. During 2000 and 1999, the Company paid $0 and $76,100,000 of cash dividends to its Parent. The Company also received dividends from USG of $26,000,000, $150,000,000 and $203,000,000 during 2001, 2000 and 1999, respectively.

                    Equitable Life Insurance Company of Iowa

11. REINSURANCE

Policy reserves, premiums, and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $588,336,000 at December 31, 2001 and $603,488,000 at December 31, 2000 for
reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $3,564,000, $20,586,000, and $5,622,000 and insurance benefits have been reduced by $8,023,000, $8,650,000 and $18,010,000 in 2001, 2000 and
1999, respectively, for the cession agreements.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 2001, life insurance in force ceded amounted to $846,229,000 or 12.0% of total life insurance in force. At December 31, 2000, life insurance in force ceded amounted to $944,183,000 or 11.7% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During 2001 and 2000, the Company did not have any ceded net premiums to USG. Reserves ceded under this agreement aggregated $63,018,000 and $73,982,000 at December 31, 2001 and 2000, respectively.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement, the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. During 1998, the Company also began assuming USG's Advantage Index Annuity policies. At December 31, 2001, the Company had assumed premiums and reserves of $224,053,000 and $774,332,000, respectively. During the year ended December 31, 2000, the Company had assumed premiums and reserves of $293,259,000 and $642,364,254, respectively. During the year ended December 31, 1999, the Company had assumed premiums and reserves of $139,642,000 and $432,939,000, respectively.

                    Equitable Life Insurance Company of Iowa

11. REINSURANCE (CONTINUED)

For the years ended December 31, 2001, 2000 and 1999, the Company incurred $16,810,000, $12,802,000 and $12,248,000 of commissions plus fees, respectively.

Effective January 1, 2000, the Company entered into a coinsurance agreement with an affiliate, Southland Life. Under this agreement, the Company cedes 100% of its BOLI business to Southland Life. At December 31, 2001, the Company ceded reserves of $17,485,000.

Effective December 1, 2000, the Company entered into a coinsurance agreement with Ameribest, an affiliate. Under this agreement, the Company assumes all of Ameribest's Equity Index Annuity policies and pays Ameribest an allowance equal to commissions paid plus a fee of 0.1% of premiums. At December 31, 2001, the Company has assumed premiums and reserves of $11,403,000 and $18,699,000, respectively. At December 31, 2000, the Company had assumed premiums and reserves of $9,136,000 and $9,823,000, respectively. For the years ended December 31, 2001 and 2000, the Company incurred $1,757,000 and $969,000 of commissions plus fees respectively.

On June 30, 2000, effective January 1, 2000, the Company entered into a modified coinsurance agreement with Golden American Life Insurance Company, a subsidiary, covering a considerable portion of Golden American's variable annuities issued excluding those with an interest rate guarantee. At December 31, 2001, premiums and increase in liability for premium deposit and other funds include $1,877,782,000 and $3,229,884,000, respectively, related to this agreement. At December 31, 2000, the Company had assumed premiums and reserves of $1,710,221,000 and $1,603,805,000 respectively. For the year ended December 31, 2001 and 2000, the Company incurred $156,132,000 and $140,052,000 of commissions and fees, respectively, related to this agreement.

                    Equitable Life Insurance Company of Iowa

12. COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided for in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 2001, 2000 and 1999, rent expense totaled $8,509,000, $6,435,000 and $7,514,000, respectively. At December 31, 2001, minimum rental payments due under all non-cancelable operating leases are: 2002 - $6,077,000; 2003 - $5,714,000; 2004
-  $4,973,000;   2005  -  $2,680,000;   2006  -  $2,566,000;  and  thereafter  -
$28,192,000.

At December 31, 2001 and 2000, outstanding commitments to fund private placements and commercial mortgage loans totaled $15,633,000 and $6,000, respectively.

LITIGATION

The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably like to have a material adverse impact on the Company.

                    Equitable Life Insurance Company of Iowa

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

VULNERABILITY FROM CONCENTRATIONS

The  Company  has  various  concentrations  in  its  investment  portfolio.  The
Company's asset growth, net investment income, and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

REVOLVING NOTE PAYABLE

To enhance short-term liquidity, the Company has established a revolving note payable effective July 27, 1998, and expiring on July 31 each year with SunTrust Bank, Atlanta (the "Bank"). On July 31, 2001, the revolving note facility was extended to July 31, 2002. The total amount the Company may have outstanding is $100,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain a minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $1,646,000, $1,180,000 and $34,000 during 2001, 2000 and 1999, respectively. At December 31,
2001, there were no funds payable to the Bank under this agreement.



                    Equitable Life Insurance Company of Iowa

                    Notes to Financial Statements (continued)


13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG and Golden is summarized as follows:

                                                                                    DECEMBER 31
                                                                               2001             2000
                                                                         ----------------------------------
                                                                              (DOLLARS IN THOUSANDS)
 ADMITTED ASSETS
 Cash and investments                                                       $ 7,483,533       $6,851,426
 Investment income due and accrued                                               73,180           79,688
 Separate account assets                                                     12,966,440                -
 Other assets                                                                    33,723           20,837
                                                                         ----------------------------------
 Total admitted assets                                                      $20,556,876       $6,951,951
                                                                         ==================================
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities:
   Annuity and life policy reserves                                         $ 6,452,697       $6,186,091
   Other policy liabilities                                                     244,494          257,577
   Interest maintenance reserve                                                   5,040            9,381
   Borrowed money                                                               184,494           47,824
   Separate account liabilities                                              12,968,988                -
   Other liabilities                                                           (140,884)          88,553
   Asset valuation reserve                                                       81,009           89,764
                                                                         ----------------------------------
 Total liabilities                                                           19,795,838        6,679,190
 Capital and surplus                                                            761,038          272,762
                                                                         ----------------------------------
 Total liabilities and capital and surplus                                  $20,556,876       $6,951,951
                                                                         ==================================


                                                                 48


                    Equitable Life Insurance Company of Iowa

                    Notes to Financial Statements (continued)


13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31
                                                             2001              2000             1999
                                                       -----------------------------------------------------
                                                                      (DOLLARS IN THOUSANDS)
   Premiums, policy proceeds, and other
    considerations                                        $  5,341,855       $ 1,138,892    $    847,040
   Investment income, less investment expenses                 527,270           532,210         545,487
   Other income                                                 42,452            77,593          41,289
   Benefits                                                 (2,085,266)       (1,523,898)     (1,225,456)
   Insurance expenses                                       (3,852,256)         (110,298)        (63,251)
   Federal income taxes                                        (49,899)          (40,757)        (46,968)
                                                       -----------------------------------------------------
   (Loss) gain from operations before net realized
     capital gains (losses)                                    (75,844)           73,742          98,141
   Net realized capital gains (losses)                         (51,090)           (6,971)          5,946
                                                       -----------------------------------------------------
   Net (loss) income                                      $   (126,934)      $    66,771     $   104,087
                                                       =====================================================



14. RECONCILIATION TO THE ANNUAL STATEMENT

At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following (in thousands):

                                                                                        CAPITAL AND
                                                                NET INCOME                SURPLUS
                                                           -------------------------------------------
Amounts as reported in the
 2001 Annual Statement                                               $(89,079)            $1,038,822
Subsidiary dividend income                                             26,000                      -
                                                           -------------------------------------------
Amounts as reported in the accompanying
 statutory-basis financial statements                                $(63,079)            $1,038,822
                                                           ===========================================


                                                                 49

FINANCIAL STATEMENTS
Equitable Life Insurance Company of Iowa
Separate Account A
YEAR ENDED DECEMBER 31, 2001
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                              Financial Statements

                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................9
Notes to Financial Statements.................................................14

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of assets and liabilities of Equitable Life Insurance Company of Iowa Separate Account A (comprised of the Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Core Bond, Limited Maturity Bond, Liquid Asset, Investors, Large Cap Value, Managed Global, All Cap, International Equity, PIMCO High Yield Bond, PIMCO Stocks PLUS Growth and Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Prudential Jennison, and Pilgrim Worldwide Growth Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa Separate Account A at December 31, 2001, and the results of its operations and changes in its net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



Atlanta, Georgia
February 15, 2002



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Assets and Liabilities

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                      FULLY           RISING          SMALL          EQUITY          HARD          REAL
                                     MANAGED         DIVIDENDS         CAP           INCOME         ASSETS        ESTATE
                                      SERIES          SERIES         SERIES          SERIES         SERIES        SERIES
                               ----------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value              $ 30,020        $ 54,488       $ 30,560        $ 5,718         $ 290      $   3,714
                               ----------------------------------------------------------------------------------------------
Total assets                           30,020          54,488         30,560          5,718           290          3,714
                               ----------------------------------------------------------------------------------------------

Net assets                           $ 30,020  $       54,488       $ 30,560        $ 5,718         $ 290      $   3,714
                               ==============================================================================================

Number of units outstanding         1,063,957       2,517,253      1,710,079        239,291        20,494        130,769
                               ==============================================================================================

Value per unit                       $  28.22  $        21.65       $  17.87        $ 23.90        $14.15      $   28.40
                               ==============================================================================================

Total number of shares              1,715,460       2,669,668      2,902,273        501,166        29,600        237,461
                               ==============================================================================================

Cost of shares                       $ 29,313  $       61,326       $ 42,150        $ 5,865         $ 316      $   3,743
                               ==============================================================================================


SEE ACCOMPANYING NOTES.


                                                                  2


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                    CAPITAL           VALUE       STRATEGIC        DEVELOPING           MID-CAP
                                 APPRECIATION        EQUITY        EQUITY             WORLD             GROWTH          RESEARCH
                                    SERIES           SERIES        SERIES            SERIES             SERIES           SERIES
                               -----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $  5,662        $   2,923     $   8,753         $    2,345      $     195,205     $    227,224
                               -----------------------------------------------------------------------------------------------------
Total assets                          5,662            2,923         8,753              2,345            195,205          227,224
                               -----------------------------------------------------------------------------------------------------

Net assets                         $  5,662        $   2,923     $   8,753         $    2,345      $     195,205     $    227,224
                               =====================================================================================================

Number of units outstanding         262,158          159,381       595,198            331,242          6,138,194       11,117,778
                               =====================================================================================================

Value per unit                     $  21.60        $   18.34     $   14.71         $     7.08      $      31.80      $      20.44
                               =====================================================================================================

Total number of shares              398,703          187,948       665,162            330,324         13,766,844       14,203,540
                               =====================================================================================================

Cost of shares                     $  6,292        $   3,085     $   9,981         $    3,219      $     280,783     $    275,625
                               =====================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 3


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                  TOTAL            CAPITAL                                      LIMITED MATURITY         LIQUID
                                  RETURN           GROWTH            GROWTH       CORE BOND          BONDS               ASSET
                                  SERIES           SERIES            SERIES         SERIES           SERIES              SERIES
                               ----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $ 202,440        $ 70,000        $ 90,264        $ 7,046          $ 31,561           $  41,712
                               ----------------------------------------------------------------------------------------------------
Total assets                         202,440          70,000          90,264          7,046            31,561              41,712
                               ----------------------------------------------------------------------------------------------------

Net assets                         $ 202,440        $ 70,000        $ 90,264        $ 7,046          $ 31,561           $  41,712
                               ====================================================================================================

Number of units outstanding        9,848,164       4,782,459       5,960,686        594,210         1,655,740           2,632,853
                               ====================================================================================================

Value per unit                      $  20.56        $  14.64        $  15.14        $ 11.86          $  19.06            $  15.84
                               ====================================================================================================

Total number of shares            12,699,043       5,490,587       6,541,487        720,095         2,863,962          41,711,706
                               ====================================================================================================

Cost of shares                     $ 198,389        $ 84,845       $ 143,985        $ 7,814          $ 31,198           $  41,712
                               ====================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                 LARGE
                                                  CAP           MANAGED                         INTERNATIONAL         PIMCO
                                 INVESTORS       VALUE          GLOBAL           ALL CAP            EQUITY        HIGH YIELD BOND
                                   SERIES       SERIES          SERIES            SERIES            SERIES           PORTFOLIO
                               --------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $ 3,784       $ 5,773         $ 1,958          $ 6,728           $ 27,208          $ 4,432
                               --------------------------------------------------------------------------------------------------
Total assets                         3,784         5,773           1,958            6,728             27,208            4,432
                               --------------------------------------------------------------------------------------------------

Net assets                         $ 3,784       $ 5,773         $ 1,958          $ 6,728           $ 27,208          $ 4,432
                               ==================================================================================================

Number of units outstanding        356,036       576,109         111,682          577,462          3,140,798          438,816
                               ==================================================================================================

Value per unit                     $ 10.63       $ 10.02         $ 17.53          $ 11.65           $   8.66          $ 10.10
                               ==================================================================================================

Total number of shares             360,396       567,046         188,330          583,474          3,280,893          562,505
                               ==================================================================================================

Cost of shares                     $ 4,005       $ 5,863         $ 2,387          $ 6,870           $ 43,287          $ 4,620
                               ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                      PIMCO        SMITH BARNEY     SMITH BARNEY      SMITH BARNEY
                                    STOCKSPLUS       LARGE CAP    INTERNATIONAL ALL       HIGH        SMITH BARNEY
                                 GROWTH & INCOME       VALUE         CAP GROWTH          INCOME       MONEY MARKET   APPRECIATION
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO       PORTFOLIO
                               ----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value               $ 7,638         $ 76,678         $ 22,004         $ 14,330        $ 17,642        $ 70,851
                               ----------------------------------------------------------------------------------------------------
Total assets                            7,638           76,678           22,004           14,330          17,642          70,851
                               ----------------------------------------------------------------------------------------------------

Net assets                            $ 7,638         $ 76,678         $ 22,004         $ 14,330        $ 17,642        $ 70,851
                               ====================================================================================================

Number of units outstanding           746,623        4,001,713        1,827,559        1,212,079       1,406,526       4,150,696
                               ====================================================================================================

Value per unit                        $ 10.23         $  19.16         $  12.04         $  11.82        $  12.54        $  17.07
                               ====================================================================================================

Total number of shares                817,027        4,124,225        1,838,260        1,674,014      17,642,160       3,270,836
                               ====================================================================================================

Cost of shares                        $ 9,867         $ 81,518         $ 27,768         $ 20,280        $ 17,642        $ 67,157
                               ====================================================================================================



SEE ACCOMPANYING NOTES.

                                                                 4c


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                SELECT HIGH                                           PRUDENTIAL          PILGRIM
                                  GROWTH         SELECT GROWTH    SELECT BALANCED      JENNISON      WORLDWIDE GROWTH
                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          SERIES
                               ---------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value           $ 31,610          $ 49,444         $  55,899             $ 486            $ 298
                               ---------------------------------------------------------------------------------------
Total assets                        31,610            49,444            55,899               486              298
                               ---------------------------------------------------------------------------------------

Net assets                        $ 31,610          $ 49,444         $  55,899             $ 486            $ 298
                               =======================================================================================

Number of units outstanding      2,580,600         4,172,221         4,394,969            77,060           42,504
                               =======================================================================================

Value per unit                    $  12.25          $  11.85         $   12.72            $ 6.31           $ 7.01
                               =======================================================================================

Total number of shares           2,879,500         4,304,193         5,036,295            26,297           41,639
                               =======================================================================================

Cost of shares                    $ 35,292          $ 51,527         $  59,470             $ 471            $ 366
                               =======================================================================================



SEE ACCOMPANYING NOTES.

                                                                 4d


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                       Statement of Operations

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                                FULLY           RISING            SMALL              EQUITY             HARD
                                               MANAGED         DIVIDENDS           CAP               INCOME            ASSETS
                                              DIVISION         DIVISION          DIVISION           DIVISION          DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                     $  758           $    168         $     35            $   92              $  -
                                           ----------------------------------------------------------------------------------------
Total investment income                           758                168               35                92                 -

Expenses:
 Mortality and expense risk charges               364                827              434                65                 3
 Annual contract charges                           21                 56               35                 4                 -
                                           ----------------------------------------------------------------------------------------
Total expenses                                    385                883              469                69                 3
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                      373               (715)            (434)               23                (3)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                      851             (1,204)         (10,007)               37               (13)
Capital gains distributions                       488                631                3               103                 -
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                  1,339               (573)         (10,004)              140               (13)

Net unrealized appreciation
 (depreciation) of investments                    134             (8,307)           9,004              (210)              (25)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations              $1,846            $(9,595)       $  (1,434)           $  (47)             $(41)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.


                                                                 5


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                               REAL             CAPITAL            VALUE         STRATEGIC      DEVELOPING
                                              ESTATE          APPRECIATION         EQUITY         EQUITY          WORLD
                                             DIVISION           DIVISION          DIVISION       DIVISION        DIVISION
                                           ------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                        $131       $       4          $    24      $        -        $   27
                                           ------------------------------------------------------------------------------------
Total investment income                            131               4               24               -            27

Expenses:
 Mortality and expense risk charges                 44              85               38             142            39
 Annual contract charges                             3               8                2              10             3
                                           ------------------------------------------------------------------------------------
Total expenses                                      47              93               40             152            42
                                           ------------------------------------------------------------------------------------
Net investment income (loss)                        84             (89)             (16)           (152)          (15)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                        86            (847)            (125)         (4,197)         (460)
Capital gains distributions                         47              13               36              65             4
                                           ------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                     133            (834)             (89)         (4,132)         (456)

Net unrealized appreciation
 (depreciation) of investments                     (51)            (91)            (188)          1,392           180
                                           ------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations                 $166         $(1,014)           $(293)        $(2,892)        $(291)
                                           ====================================================================================



  SEE ACCOMPANYING NOTES.


                                                                 6a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                            MID-CAP                              TOTAL             CAPITAL
                                             GROWTH          RESEARCH           RETURN             GROWTH            GROWTH
                                            DIVISION         DIVISION          DIVISION           DIVISION           DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                   $     784       $      292      $    8,681           $       -        $        -
                                           ----------------------------------------------------------------------------------------
Total investment income                            784              292           8,681                   -                 -

Expenses:
 Mortality and expense risk charges              3,243            3,758           2,928               1,094             1,566
 Annual contract charges                           197              237             165                  77               124
                                           ----------------------------------------------------------------------------------------
Total expenses                                   3,440            3,995           3,093               1,171             1,690
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                    (2,656)          (3,703)          5,588              (1,171)           (1,690)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                    (4,340)             690           4,536              (1,829)           (7,617)
Capital gains distributions                        284            5,893           4,254                   7                90
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                  (4,056)           6,583           8,790              (1,822)           (7,527)

Net unrealized appreciation
 (depreciation) of investments                 (64,015)         (78,089)        (16,752)            (11,343)          (36,688)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations             $(70,727)        $(75,209)     $   (2,374)           $(14,336)         $(45,905)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                  6b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                              CORE             LIMITED           LIQUID                         LARGE CAP
                                              BOND          MATURITY BOND        ASSET         INVESTORS         VALUE
                                            DIVISION          DIVISION          DIVISION        DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                   $  16              $1,210         $  1,469         $   31         $     9
                                           -----------------------------------------------------------------------------------
Total investment income                         16               1,210            1,469             31               9

Expenses:
 Mortality and expense risk charges             95                 428              561             54              66
 Annual contract charges                         5                  20               88              2               3
                                           -----------------------------------------------------------------------------------
Total expenses                                 100                 448              649             56              69
                                           -----------------------------------------------------------------------------------
Net investment income (loss)                   (84)                762              820            (25)            (60)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                  (107)                298                -            (28)           (122)
Capital gains distributions                     17                  (1)               3              3               2
                                           -----------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                 (90)                297                3            (25)           (120)

Net unrealized appreciation
 (depreciation) of investments                 234                 985                -           (219)             (2)
                                           -----------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations            $  60              $2,044         $    823          $(269)          $(182)
                                           ===================================================================================



  SEE ACCOMPANYING NOTES.

                                                                  7


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)

                                                                                                                          PIMCO
                                                                                                     PIMCO              STOCKSPLUS
                                              MANAGED                         INTERNATIONAL        HIGH YIELD           GROWTH AND
                                              GLOBAL        ALL CAP              EQUITY               BOND                INCOME
                                             DIVISION      DIVISION             DIVISION            DIVISION             DIVISION
                                           -----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                  $     2           $  66              $     -              $ 382              $   314
                                           -----------------------------------------------------------------------------------------
Total investment income                           2              66                    -                382                  314

Expenses:
 Mortality and expense risk charges              24              80                  449                 68                  105
 Annual contract charges                          1               4                   30                  3                    6
                                           -----------------------------------------------------------------------------------------
Total expenses                                   25              84                  479                 71                  111
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                    (23)            (18)                (479)               311                  203

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                   (290)           (107)              (2,923)              (324)                (740)
Capital gains distributions                      (1)             11                    4                  2                    2
                                           -----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                 (291)            (96)              (2,919)              (322)                (738)

Net unrealized appreciation
 (depreciation) of investments                   73             (78)              (6,038)                40                 (558)
                                           -----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations             $(241)          $(192)             $(9,436)             $  29              $(1,093)
                                           =========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)

                                                                     SMITH             SMITH           SMITH
                                              SMITH BARNEY           BARNEY            BARNEY          BARNEY
                                                LARGE CAP         INTERNATIONAL         HIGH           MONEY
                                                  VALUE           ALL CAP GROWTH       INCOME          MARKET        APPRECIATION
                                                DIVISION            DIVISION           DIVISION        DIVISION         DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                      $  1,124          $       -            $ 1,842           $471          $    825
                                           ----------------------------------------------------------------------------------------
Total investment income                            1,124                  -              1,842            471               825

Expenses:
 Mortality and expense risk charges                1,163                376                221            200             1,050
 Annual contract charges                              63                 20                 11             35                58
                                           ----------------------------------------------------------------------------------------
Total expenses                                     1,226                396                232            235             1,108
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                        (102)              (396)             1,610            236              (283)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                         661                209               (884)             -               874
Capital gains distributions                        2,892                  1                  -             (1)                2
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                     3,553                210               (884)            (1)              876

Net unrealized appreciation
 (depreciation) of investments                   (12,057)           (11,179)            (1,537)             -            (5,088)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations               $ (8,606)          $(11,365)          $   (811)          $235           $(4,495)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                                   SELECT            SELECT          SELECT           SELECT            SELECT
                                                 HIGH GROWTH         GROWTH         BALANCED       CONSERVATIVE         INCOME
                                                  DIVISION          DIVISION        DIVISION         DIVISION          DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                        $ 1,808           $      -         $ 2,128           $ 810             $ 286
                                           ----------------------------------------------------------------------------------------
Total investment income                             1,808                  -           2,128             810               286

Expenses:
 Mortality and expense risk charges                   502                755             801              53                15
 Annual contract charges                               37                 49              39               2                 -
                                           ----------------------------------------------------------------------------------------
Total expenses                                        539                804             840              55                15
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                        1,269               (804)          1,288             755               271

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                           83                222             431            (864)             (353)
Capital gains distributions                         1,685                  2           1,758              83                 -
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                      1,768                224           2,189            (781)             (353)

Net unrealized appreciation
 (depreciation) of investments                     (8,765)            (6,185)         (5,398)            200               136
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations                 $(5,728)           $(6,765)        $(1,921)          $ 174             $  54
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8c

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2001
                             (DOLLARS IN THOUSANDS)


                                                               PILGRIM
                                             PRUDENTIAL       WORLDWIDE
                                              JENNISON         GROWTH
                                              DIVISION         DIVISION
                                           ---------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                      $   -            $   -
                                           ---------------------------------
Total investment income                             -                -

Expenses:
 Mortality and expense risk charges                 3                4
 Annual contract charges                            -                -
                                           ---------------------------------
Total expenses                                      3                4
                                           ---------------------------------
Net investment income (loss)                       (3)              (4)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                      (99)             (16)
Capital gains distributions                         2                -
                                           ---------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                    (97)             (16)

Net unrealized appreciation
 (depreciation) of investments                     62              (49)
                                           ---------------------------------

Net increase (decrease) in net
 assets resulting from operations                $(38)            $(69)
                                           =================================



  SEE ACCOMPANYING NOTES.

                                       8d


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statements of Changes in Net Assets

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                                 FULLY             RISING                              EQUITY             HARD
                                                MANAGED          DIVIDENDS          SMALL CAP          INCOME            ASSETS
                                               DIVISION           DIVISION           DIVISION         DIVISION          DIVISION
                                            -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                   $16,537           $ 76,703           $ 37,613           $2,751            $ 955

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       747               (749)            10,595              108               (6)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     892              4,961             11,811             (339)             (14)
 Net unrealized appreciation
  (depreciation) of investments                   1,653             (6,996)           (31,047)             469              (21)
                                            -------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                3,292             (2,784)            (8,641)             238              (41)

Changes from principal transactions:
 Purchase payments                                1,070              4,867              3,980              215               24
 Contract distributions and
  terminations                                     (899)            (3,969)            (2,227)            (292)             (32)
 Transfer payments from (to) Fixed
  Account and other Divisions                     2,390             (4,060)             2,580              (44)            (658)
                                            -------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions             2,561             (3,162)             4,333             (121)            (666)
                                            -------------------------------------------------------------------------------------
Total increase (decrease)                         5,853             (5,946)            (4,308)             117             (707)
                                            -------------------------------------------------------------------------------------
Net assets at December 31, 2000                  22,390             70,757             33,305            2,868              248

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       373               (715)              (434)              23               (3)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                   1,339               (573)           (10,004)             140              (13)
 Net unrealized appreciation
  (depreciation) of investments                     134             (8,307)             9,004             (210)             (25)
                                            -------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                1,846             (9,595)            (1,434)             (47)             (41)

Changes from principal transactions:
 Purchase payments                                1,047              2,409              1,858              279               23
 Contract distributions and terminations         (1,278)            (2,459)            (1,296)            (339)              (9)
 Transfer payments from (to) Fixed
  Account and other Divisions                     6,015             (6,624)            (1,873)           2,957               69
                                            -------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions             5,784             (6,674)            (1,311)           2,897               83
                                            -------------------------------------------------------------------------------------
Total increase (decrease)                         7,630            (16,269)            (2,745)           2,850               42
                                            -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                 $30,020           $ 54,488           $ 30,560           $5,718            $ 290
                                            =====================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.


                                                                  9


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                              REAL               ALL-              CAPITAL             VALUE          STRATEGIC
                                             ESTATE             GROWTH           APPRECIATION          EQUITY           EQUITY
                                            DIVISION           DIVISION            DIVISION           DIVISION         DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                $  741             $ 1,557             $ 3,579            $1,512          $  5,696

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    78                 741                   3               (11)             (172)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  72                (304)               (895)             (201)           (1,036)
 Net unrealized appreciation
  (depreciation) of investments                 129                (417)               (664)              108            (3,586)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations              279                  20              (1,556)             (104)           (4,794)

Changes from principal transactions:
 Purchase payments                              120                   2               1,069               141             2,238
 Contract distributions and
  terminations                                 (129)                (20)               (239)             (205)             (675)
 Transfer payments from (to) Fixed
  Account and other Divisions                 1,473              (1,559)              4,633             1,418             9,735
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         1,464              (1,577)              5,463             1,354            11,298
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                     1,743              (1,557)              3,907             1,250             6,504
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000               2,484                   -               7,486             2,762            12,200

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    84                   -                 (89)              (16)             (152)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 133                   -                (834)              (89)           (4,132)
 Net unrealized appreciation
  (depreciation) of investments                 (51)                  -                 (91)             (188)            1,392
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations              166                   -              (1,014)             (293)           (2,892)

Changes from principal transactions:
 Purchase payments                              178                   -                 420               125               693
 Contract distributions and terminations       (155)                  -                (290)             (171)             (507)
 Transfer payments from (to) Fixed
  Account and other Divisions                 1,041                   -                (940)              500              (741)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         1,064                   -                (810)              454               555
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                     1,230                   -              (1,824)              161            (3,447)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $3,714            $      -             $ 5,662            $2,923           $ 8,753
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.


                                                                 10


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                               GROWTH        DEVELOPING         MID-CAP                              TOTAL
                                           OPPORTUNITIES       WORLD            GROWTH             RESEARCH         RETURN
                                              DIVISION        DIVISION         DIVISION            DIVISION        DIVISION
                                          ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                  $ 243          $  4,815        $ 236,452           $ 369,426        $214,998

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     12               (48)          97,534              (1,527)          6,716
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (21)              323           20,877              45,661          14,768
 Net unrealized appreciation
  (depreciation) of investments                   (5)           (1,905)        (105,352)            (65,131)          6,086
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               (14)           (1,630)          13,059             (20,997)         27,570

Changes from principal transactions:
 Purchase payments                                 -               577           11,645              11,958           7,776
 Contract distributions and
  terminations                                     -              (275)         (14,456)            (18,359)        (11,176)
 Transfer payments from (to) Fixed
  Account and other Divisions                   (229)             (639)          43,461              (4,322)        (22,420)
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions           (229)             (337)          40,650             (10,723)        (25,820)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                       (243)           (1,967)          53,709             (31,720)          1,750
                                          ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                    -             2,848          290,161             337,706         216,748

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      -               (15)          (2,656)             (3,703)          5,588
 Net realized gain (loss) on
  investments and capital gains
  distributions                                    -              (456)          (4,056)              6,583           8,790
 Net unrealized appreciation
  (depreciation) of investments                    -               180          (64,015)            (78,089)        (16,752)
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 -              (291)         (70,727)            (75,209)         (2,374)

Changes from principal transactions:
 Purchase payments                                 -               131            6,147               5,929           5,429
 Contract distributions and terminations           -              (136)          (8,115)             (9,551)         (8,854)
 Transfer payments from (to) Fixed
  Account and other Divisions                      -              (207)         (22,261)            (31,651)         (8,509)
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              -              (212)         (24,229)            (35,273)        (11,934)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                          -              (503)         (94,956)           (110,482)        (14,308)
                                          ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $     -           $ 2,345        $ 195,205           $ 227,224       $ 202,440
                                          =======================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 11


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                                   LIMITED
                                              CAPITAL                               CORE           MATURITY            LIQUID
                                              GROWTH              GROWTH            BOND             BOND              ASSET
                                              DIVISION          DIVISION          DIVISION         DIVISION           DIVISION
                                          ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                 $132,629           $195,012          $ 9,051         $ 37,221           $ 53,181

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     (366)             5,183              267            1,314              1,787
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  8,181             43,629             (280)            (163)                 8
 Net unrealized appreciation
  (depreciation) of investments                (30,192)           (95,276)             (84)             563                  -
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations             (22,377)           (46,464)             (97)           1,714              1,795

Changes from principal transactions:
 Purchase payments                               4,805             14,274              384            1,224             35,762
 Contract distributions and
  terminations                                  (5,843)           (11,380)            (485)          (2,156)           (60,056)
 Transfer payments from (to) Fixed
  Account and other Divisions                  (14,237)            (2,208)          (1,877)          (9,886)             3,307
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions          (15,275)               686           (1,978)         (10,818)           (20,987)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                      (37,652)           (45,778)          (2,075)          (9,104)           (19,192)
                                          ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                 94,977            149,234            6,976           28,117             33,989

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                   (1,171)            (1,690)             (84)             762                820
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 (1,822)            (7,527)             (90)             297                  3
 Net unrealized appreciation
  (depreciation) of investments                (11,343)           (36,688)             234              985                  -
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations             (14,336)           (45,905)              60            2,044                823

Changes from principal transactions:
 Purchase payments                               2,764              5,770              168              990             11,928
 Contract distributions and terminations        (2,877)            (4,479)            (339)          (1,805)           (66,550)
 Transfer payments from (to) Fixed
  Account and other Divisions                  (10,528)           (14,356)             181            2,215             61,522
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions          (10,641)           (13,065)              10            1,400              6,900
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                      (24,977)           (58,970)              70            3,444              7,723
                                          ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001               $ 70,000           $ 90,264          $ 7,046         $ 31,561           $ 41,712
                                          =======================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 12


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                    MANAGED                          INTERNATIONAL
                                             INVESTORS        LARGE CAP VALUE   GLOBAL DIVISION        ALL CAP          EQUITY
                                            DIVISION (e)        DIVISION (b)          (a)            DIVISION (c)      DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                $       -         $      -              $     -       $        -          $ 58,172

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       64                8                  289               66               366
 Net realized gain (loss) on
  investments and capital gains
  distributions                                      2              (14)                  64                9            11,849
 Net unrealized appreciation
  (depreciation) of investments                     (2)             (88)                (502)             (64)          (27,599)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                  64              (94)                (149)              11           (15,384)

Changes from principal transactions:
 Purchase payments                                 174              203                  153              264             2,685
 Contract distributions and
  terminations                                     (92)            (105)                  (7)             (31)           (3,180)
 Transfer payments from (to) Fixed
  Account and other Divisions                    2,802            3,831                1,266            3,254            (1,597)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            2,884            3,929                1,412            3,487            (2,092)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                        2,948            3,835                1,263            3,498           (17,476)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                  2,948            3,835                1,263            3,498            40,696

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      (25)             (60)                 (23)             (18)             (479)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                    (25)            (120)                (291)             (96)           (2,919)
 Net unrealized appreciation
  (depreciation) of investments                   (219)              (2)                  73              (78)           (6,038)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                (269)            (182)                (241)            (192)           (9,436)

Changes from principal transactions:
 Purchase payments                                 133              410                  209              480             1,173
 Contract distributions and terminations          (349)            (398)                 (78)            (415)           (1,344)
 Transfer payments from (to) Fixed
  Account and other Divisions                    1,321            2,108                  805            3,357            (3,881)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            1,105            2,120                  936            3,422            (4,052)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                          836            1,938                  695            3,230           (13,488)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                 $3,784           $5,773              $ 1,958           $6,728          $ 27,208
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 13a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                PIMCO              SMITH              SMITH               SMITH
                                               PIMCO         STOCKS PLUS           BARNEY             BARNEY              BARNEY
                                               HIGH           GROWTH AND         LARGE CAP      INTERNATIONAL ALL          HIGH
                                            YIELD BOND          INCOME             VALUE            CAP GROWTH            INCOME
                                             DIVISION          DIVISION           DIVISION           DIVISION            DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                  $4,398         $ 8,154             $104,328           $ 44,572            $ 21,057

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     309             475                 (167)              (346)              1,427
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (303)             61                6,664              1,204                (242)
 Net unrealized appreciation
  (depreciation) of investments                  (114)         (1,763)               2,719            (12,997)             (2,920)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               (108)         (1,227)               9,216            (12,139)             (1,735)

Changes from principal transactions:
 Purchase payments                                268             583                1,413                958                 435
 Contract distributions and
  terminations                                   (282)           (578)              (5,495)            (1,987)             (1,146)
 Transfer payments from (to) Fixed
  Account and other Divisions                      83           1,808              (17,616)             4,563              (2,266)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              69           1,813              (21,698)             3,534              (2,977)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                         (39)            586              (12,482)            (8,605)             (4,712)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                 4,359           8,740               91,846             35,967              16,345

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     311             203                 (102)              (396)              1,610
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (322)           (738)               3,553                210                (884)
 Net unrealized appreciation
  (depreciation) of investments                    40            (558)             (12,057)           (11,179)             (1,537)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 29          (1,093)              (8,606)           (11,365)               (811)

Changes from principal transactions:
 Purchase payments                                284             301                  789                291                 117
 Contract distributions and terminations         (284)           (275)              (3,286)              (731)               (604)
 Transfer payments from (to) Fixed
  Account and other Divisions                      44             (35)              (4,065)            (2,158)               (717)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              44              (9)              (6,562)            (2,598)             (1,204)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                          73          (1,102)             (15,168)           (13,963)             (2,015)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                $4,432         $ 7,638            $  76,678           $ 22,004            $ 14,330
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                              SMITH                                 SELECT
                                              BARNEY                                 HIGH           SELECT            SELECT
                                           MONEY MARKET       APPRECIATION          GROWTH          GROWTH           BALANCED
                                             DIVISION            DIVISION          DIVISION        DIVISION          DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                 $ 17,406            $ 92,147          $48,465        $ 71,104            $58,498

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      447                (637)             506             761                900
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     (4)              4,179            2,548           3,606              3,188
 Net unrealized appreciation
  (depreciation) of investments                      -              (5,282)          (7,276)         (8,593)            (2,305)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 443              (1,740)          (4,222)         (4,226)             1,783

Changes from principal transactions:
 Purchase payments                                 269               1,380            1,003             917                724
 Contract distributions and
  terminations                                 (29,588)             (3,754)          (1,668)         (2,510)            (2,393)
 Transfer payments from (to) Fixed
  Account and other Divisions                   20,731              (6,864)            (291)         (3,579)            (5,764)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions           (8,588)             (9,238)            (956)         (5,172)            (7,433)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                       (8,145)            (10,978)          (5,178)         (9,398)            (5,650)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                  9,261              81,169           43,287          61,706             52,848

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      236                (283)           1,269            (804)             1,288
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     (1)                876            1,768             224              2,189
 Net unrealized appreciation
  (depreciation) of investments                      -              (5,088)          (8,765)         (6,185)            (5,398)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 235              (4,495)          (5,728)         (6,765)            (1,921)

Changes from principal transactions:
 Purchase payments                                (179)                755              385             480                207
 Contract distributions and terminations       (36,467)             (2,661)          (1,219)         (1,662)            (3,135)
 Transfer payments from (to) Fixed
  Account and other Divisions                   44,792              (3,917)          (5,115)         (4,315)             7,900
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            8,146              (5,823)          (5,949)         (5,497)             4,972
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                        8,381             (10,318)         (11,677)        (12,262)             3,051
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001               $ 17,642            $ 70,851          $31,610        $ 49,444            $55,899
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13c


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                                  PILGRIM
                                             SELECT           SELECT         PRUDENTIAL          WORLDWIDE
                                           CONSERVATIVE       INCOME          JENNISON        GROWTH DIVISION
                                             DIVISION       DIVISION        DIVISION (d)            (d)
                                          ---------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000               $ 14,426          $ 5,911            $    -             $   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    439              201                (1)                -
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  412              (67)               10                (2)
 Net unrealized appreciation
  (depreciation) of investments                 (501)             (49)              (47)              (19)
                                          ---------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               350               85               (38)              (21)

Changes from principal transactions:
 Purchase payments                                72               25                50                38
 Contract distributions and
  terminations                                  (682)            (252)               (6)               (1)
 Transfer payments from (to) Fixed
  Account and other Divisions                 (2,426)          (2,452)              177               215
                                          ---------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         (3,036)          (2,679)              221               252
                                          ---------------------------------------------------------------------
Total increase (decrease)                     (2,686)          (2,594)              183               231
                                          ---------------------------------------------------------------------
Net assets at December 31, 2000               11,740            3,317               183               231

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    755              271                (3)               (4)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 (781)            (353)              (97)              (16)
 Net unrealized appreciation
  (depreciation) of investments                  200              136                62               (49)
                                          ---------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               174               54               (38)              (69)

Changes from principal transactions:
 Purchase payments                                10                2                63                60
 Contract distributions and terminations        (334)             (92)              (10)               (4)
 Transfer payments from (to) Fixed
  Account and other Divisions                (11,590)          (3,281)              288                80
                                          ---------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions        (11,914)          (3,371)              341               136
                                          ---------------------------------------------------------------------
Total increase (decrease)                    (11,740)          (3,317)              303                67
                                          ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $       -       $        -              $486              $298
                                          =====================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13d

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION

Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") in accordance with the provisions of Iowa Insurance laws to support the operations of variable annuity contracts ("Contracts"). Equitable Life is engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("EIC"), which is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services company based in the Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Equitable Life Fixed Interest Division, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business the Company may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company.

At December 31, 2001, the Account had, under the Company's Equi-Select Variable Annuity product, twenty-seven investment divisions: Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, Capital Appreciation, Value Equity, Strategic Equity, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Core Bond, Limited Maturity Bond, Liquid Asset, Investors, Large Cap Value, Managed Global, All Cap, International Equity, PIMCO High Yield Bond, PIMCO Stocks PLUS Growth and Income, Prudential Jennison, and Pilgrim Worldwide Growth. The Separate Account also had, under the Company's PrimElite variable annuity contracts, eleven investment divisions: Smith Barney Large Cap Value, Smith Barney International

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

All Cap Growth, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Mid-Cap Growth, Research, and Total Return (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., Prudential Series Fund Inc., or Pilgrim Variable Insurance Trust (the "Trusts").

On January 28, 2000, the consolidation of the All-Growth and Growth Opportunities Series into the Mid-Cap Growth Series took place at no cost to current contract holders. The separate accounts in the Series substituted shares of the Mid-Cap Growth Series for shares of the All-Growth and Growth Opportunities Series.

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current contract holders. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

On May 1, 2001, Pacific Investment Manager began serving as Portfolio Manager for the Global Fixed Income Series. At that date, the name of the Global Fixed Income Series was changed to the Core Bond Series.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to contract holders. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemption's of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of the Company.

RECLASSIFICATIONS

Certain amounts in the 2000 financial information have been reclassified to conform to the 2001 presentation.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES

The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account.

ANNUAL CONTRACT CHARGES

An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES

A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES

Premium taxes are deductible, where applicable, from the purchase payment or Contract value. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.




                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                    YEAR ENDED DECEMBER 31
                                                              2001                             2000
                                                -----------------------------------------------------------------
                                                   PURCHASES          SALES          PURCHASES         SALES
                                                -----------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
The GCG Trust:
  Fully Managed Series                               $18,532         $11,887          $   9,804       $  5,476
  Rising Dividends Series                              4,096          10,855             15,605         17,655
  Small Cap Series                                     7,404           9,146             44,061         26,965
  Equity Income Series                                 8,280           5,257              2,846          2,791
  Hard Assets Series                                     215             135              1,048          1,720
  Real Estate Series                                   4,019           2,824              5,755          4,213
  All-Growth Series                                        -               -                749          1,582
  Capital Appreciation Series                          3,064           3,950             14,552          8,912
  Value Equity Series                                  2,954           2,479             21,261         19,908
  Strategic Equity Series                              6,721           7,362             45,939         34,281
  Growth Opportunities Series                              -               -                 14            230
  Developing World Series                              1,123           1,346              2,182          2,555
  Mid-Cap Growth Series                                9,558          36,159            171,334         24,338
  Research Series                                     10,004          43,088             53,851         32,932
  Total Return Series                                 21,204          23,295             27,090         39,739
  Capital Growth Series                                6,575          18,381              9,100         22,773
  Growth Series                                       40,269          54,933             97,357         88,641
  Core Bond Series                                     1,092           1,149                996          2,707
  Limited Maturity Bond Series                        15,339          13,178              3,867         13,372
  Liquid Asset Series                                 93,492          85,769            208,900        228,097
  Investors Series                                     1,847             764              3,141            193
  Large Cap Value Series                               3,554           1,492              4,534            597
  Managed Global Series                                1,282             370              1,839             55
  All Cap Series                                       6,067           2,652              4,177            624
  International Equity Series                          6,564          11,090             32,129         29,580
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio                      4,270           3,912              5,231          4,853
  PIMCO Stocks PLUS Growth and Income
     Portfolio                                         2,231           2,034              7,559          5,268


                                                                 18



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                   2001                             2000
                                                     ------------------------------------------------------------------
                                                        PURCHASES          SALES         PURCHASES          SALES
                                                     ------------------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
Travelers Series Fund Inc.:
  Smith Barney Large Cap Value Portfolio               $   5,663         $    9,436         $  5,246    $   24,985
  Smith Barney International All Cap Growth
     Portfolio                                               350              3,342            6,312         3,125
  Smith Barney High Income Portfolio                       2,650              2,244            2,706         4,255
  Smith Barney Money Market Portfolio                     15,942              7,561            6,814        14,957
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio                                   3,206              9,310            4,529        13,233
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio                             3,648              6,643            6,239         5,585
  Select Growth Portfolio                                    867              7,167            5,264         7,627
  Select Balanced Portfolio                               19,644             11,626            4,670         9,037
  Select Conservative Portfolio                            1,172             12,249            1,215         3,557
  Select Income Portfolio                                    396              3,495              422         2,857
Prudential Series Fund Inc.:
  Prudential Jennison Series                                 639                299              326            83
Pilgrim Variable Insurance Trust:
  Pilgrim Worldwide Growth Series                            180                 48              271            19
                                                     ------------------------------------------------------------------
COMBINED                                                $334,113           $426,927         $838,935      $709,377
                                                     ==================================================================


                                                                 19



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)

5. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                        2001                                          2000
                                      ------------------------------------------------------------------------------------------
                                         UNITS          UNITS       NET INCREASE       UNITS          UNITS       NET INCREASE
                                         ISSUED       REDEEMED       (DECREASE)        ISSUED       REDEEMED       (DECREASE)
                                      ------------------------------------------------------------------------------------------
The GCG Trust:
   Fully Managed Division                 640,751        436,753         203,998        332,076          236,052         96,024
   Rising Dividends Division              157,825        478,245        (320,420)       533,924          665,474       (131,550)
   Small Cap Division                     403,233        503,552        (100,319)     1,283,981        1,121,731        162,250
   Equity Income Division                 340,416        221,047         119,369        121,957          130,125         (8,168)
   Hard Assets Division                    14,342          8,943           5,399         64,613          104,370        (39,757)
   Real Estate Division                   141,382        103,879          37,503        231,745          174,390         57,355
   All-Growth Division                          -              -              -              81           48,862        (48,781)
   Capital Appreciation Division          138,234        173,539         (35,305)       513,242          334,626        178,616
   Value Equity Division                  152,529        135,038          17,491      1,161,214        1,102,612         58,602
   Strategic Equity Division              435,524        485,008         (49,484)     1,886,924        1,502,053        384,871
   Growth Opportunities Division                -              -              -              49           21,338        (21,289)
   Developing World Division              137,981        182,355         (44,374)       199,560          238,647        (39,087)
   Mid-Cap Growth Division                255,083        987,244        (732,161)     1,439,061          540,510        898,551
   Research Division                      178,427      1,855,638      (1,677,211)       636,290        1,016,824       (380,534)
   Total Return Division                  448,629      1,047,755        (599,126)       590,447        2,047,917     (1,457,470)
   Capital Growth Division                442,956      1,179,222        (736,266)       309,266        1,088,475       (779,209)
   Growth Division                      2,303,965      3,121,541        (817,576)     3,118,615        3,154,012        (35,397)
   Core Bond Division                      92,203         92,400            (197)        56,755          229,846       (173,091)
   Limited Maturity Bond Division         771,006        698,209          72,797        127,201          770,211       (643,010)
   Liquid Asset Division                5,883,067      5,447,155         435,912     13,697,602       15,095,383     (1,397,781)
   Investors Division                     161,945         67,731          94,214        278,078           16,256        261,822
   Large Cap Value Division               359,051        146,611         212,440        419,567           55,898        363,669
   Managed Global Division                 68,425         19,254          49,171         65,141            2,630         62,511
   All Cap Division                       508,907        233,125         275,782        355,895           54,215        301,680
   International Equity Division          649,759      1,087,566        (437,807)     1,947,762        2,106,530       (158,768)
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Division         387,179        383,913           3,266        483,673          477,646          6,027
   PIMCO StocksPLUS Growth and
     Income Division                      188,980        188,022             958        518,754          394,120        124,634


                                                                 20



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                       2001                                          2000
                                     -----------------------------------------------------------------------------------------
                                        UNITS          UNITS       NET INCREASE       UNITS         UNITS      NET INCREASE
                                        ISSUED       REDEEMED       (DECREASE)       ISSUED        REDEEMED     (DECREASE)
                                     -----------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney Large Cap Value
     Division                             93,042        431,348        (338,306)      106,733         1,264,912    (1,158,179)
   Smith Barney International All
     Cap Growth Division                  27,641        227,262        (199,621)      281,425           141,942       139,483
   Smith Barney High Income
     Division                             68,366        168,263         (99,897)       79,044           299,782      (220,738)
   Smith Barney Money Market
     Division                          1,247,954        595,925         652,029       518,415         1,246,511      (728,096)
Greenwich Street Series Fund Inc.:
   Appreciation Division                 149,551        500,789        (351,238)      165,317           681,923      (516,606)
Smith Barney Concert Allocation
  Series Inc.:
     Select High Growth Division          16,601        499,274        (482,673)      275,627           345,499       (69,872)
     Select Growth Division               79,962        537,601        (457,639)      120,017           492,559      (372,542)
     Select Balanced Division          1,209,063        854,388         354,675        69,361           648,848      (579,487)
     Select Conservative Division         30,806        989,701        (958,895)       29,257           283,235      (253,978)
     Select Income Division                9,345        293,738        (284,393)       10,588           245,074      (234,486)
Prudential Series Fund Inc.:
  Prudential Jennison Division           101,174         47,475          53,699        32,923             9,562        23,361
Pilgrim Variable Insurance Trust:
  Pilgrim Worldwide Growth Division       22,428          6,357          16,071        28,450             2,017        26,433
                                     -----------------------------------------------------------------------------------------
COMBINED                              18,317,732     24,435,866      (6,118,134)   32,090,630        38,392,617    (6,301,987)
                                     =========================================================================================


                                                                 21



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the year ended December 31, 2001, along with unit values for the year ended December 31, 2000, follows:

                                                    ------------------------- --------------------------------------------
                                                      At December 31, 2000                At December 31, 2001
                                                    ------------------------- --------------------------------------------


                                                                                  Units        Unit Fair      Net Assets
Division                                                Unit Fair Value          (000s)          Value         (000s)
--------------------------------------------------  ------------------------- --------------  ------------  --------------
The GCG Trust:
    Fully Managed Division                                     $26.04               1,064         $28.22        $30,020
    Rising Dividends Division                                   24.94               2,517          21.65         54,488
    Small Cap Division                                          18.40               1,710          17.87         30,560
    Equity Income Division                                      23.91                 239          23.90          5,718
    Hard Assets Division                                        16.32                  20          14.15            290
    Real Estate Division                                        26.64                 131          28.40          3,714
    Capital Appreciation Division                               25.17                 262          21.60          5,662
    Value Equity Division                                       19.46                 159          18.34          2,923
    Strategic Equity Division                                   18.92                 595          14.71          8,753
    Developing World Division                                    7.58                 331           7.08          2,345
    Mid-Cap Growth Division                                     42.23               6,138          31.80        195,205
    Research Division                                           26.39              11,118          20.44        227,224
    Total Return Division                                       20.75               9,848          20.56        202,440
    Capital Growth Division                                     17.21               4,782          14.64         70,000
    Growth Division                                             22.02               5,961          15.14         90,264
    Core Bond Division                                          11.74                 594          11.86          7,046
    Limited Maturity Bond Division                              17.76               1,656          19.06         31,561
    Liquid Asset Division                                       15.47               2,633          15.84         41,712
    Investors Division                                          11.26                 356          10.63          3,784
    Large Cap Value Division                                    10.55                 576          10.02          5,773
    Managed Global Division                                     20.19                 112          17.53          1,958
    All Cap Division                                            11.59                 577          11.65          6,728
    International Equity Division                               11.37               3,141           8.66         27,208
PIMCO Variable Insurance Trust:
    PIMCO High Yield Bond Division                              10.01                 439          10.10          4,432
    PIMCO Stocks PLUS Growth and Income Division                11.72                 747          10.23          7,638
Travelers Series Fund Inc.:
    Smith Barney Large Cap Value Division                       21.16               4,002          19.16         76,678
    Smith Barney International All Cap Growth
       Division                                                 17.74               1,828          12.04         22,004
    Smith Barney High Income Division                           12.46               1,212          11.82         14,330
    Smith Barney Money Market Division                          12.27               1,407          12.54         17,642
Greenwich Street Series Fund Inc.:
    Appreciation Division                                       18.03               4,151          17.07         70,851
Smith Barney Concert Allocation Series Inc.:
    Select High Growth Division                                 14.13               2,581          12.25         31,610
    Select Growth Division                                      13.33               4,172          11.85         49,444
    Select Balanced Division                                    13.08               4,395          12.72         55,899
Prudential Series Fund Inc.:
    Prudential Jennison Division                                 7.85                  77           6.31            486
Pilgrim Variable Insurance Trust:
    Pilgrim Worldwide Growth Division                            8.75                  43           7.01            298


                                                                 22



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


6. UNIT VALUES (continued)


                                                      ----------------------------------------------------
                                                             For the Year Ended December 31, 2001
                                                      ----------------------------------------------------
                                                                         Mortality,
                                                       Investment      Expense Risk &
                                                         Income         Asset Based
Division                                                  Ratio         Admin Charges      Total Return
--------------------------------------------------    --------------  -----------------  -----------------
The GCG Trust:
    Fully Managed Division                                2.92             1.40%               8.37%
    Rising Dividends Division                             0.28             1.40%             -13.19%
    Small Cap Division                                    0.11             1.40%              -2.88%
    Equity Income Division                                1.98             1.40%              -0.04%
    Hard Assets Division                                  0.00             1.40%             -13.30%
    Real Estate Division                                  4.13             1.40%               6.61%
    Capital Appreciation Division                         0.07             1.40%             -14.18%
    Value Equity Division                                 0.87             1.40%              -5.76%
    Strategic Equity Division                             0.00             1.40%             -22.25%
    Developing World Division                             0.98             1.40%              -6.60%
    Mid-Cap Growth Division                               0.34             1.40%             -24.70%
    Research Division                                     0.11             1.40%             -22.55%
    Total Return Division                                 4.16             1.40%              -0.92%
    Capital Growth Division                               0.00             1.40%             -14.93%
    Growth Division                                       0.00             1.40%             -31.24%
    Core Bond Division                                    0.24             1.40%               1.02%
    Limited Maturity Bond Division                        3.96             1.40%               7.32%
    Liquid Asset Division                                 3.68             1.40%               2.39%
    Investors Division                                    0.81             1.40%              -5.60%
    Large Cap Value Division                              0.20             1.40%              -5.02%
    Managed Global Division                               0.14             1.40%             -13.17%
    All Cap Division                                      1.17             1.40%               0.52%
    International Equity Division                         0.00             1.40%             -23.83%
PIMCO Variable Insurance Trust:
    PIMCO High Yield Bond Division                        7.88             1.40%               0.90%
    PIMCO Stocks PLUS Growth and Income Division          4.18             1.40%             -12.71%
Travelers Series Fund Inc.:
    Smith Barney Large Cap Value Division                 1.36             1.40%              -9.45%
    Smith Barney International All Cap Growth
       Division                                           0.00             1.40%             -32.13%
    Smith Barney High Income Division                    11.77             1.40%              -5.14%
    Smith Barney Money Market Division                    3.32             1.40%               2.20%
Greenwich Street Series Fund Inc.:
    Appreciation Division                                 1.10             1.40%              -5.32%
Smith Barney Concert Allocation Series Inc.:
    Select High Growth Division                           5.05             1.40%             -13.31%
    Select Growth Division                                0.00             1.40%             -11.10%
    Select Balanced Division                              3.72             1.40%              -2.75%
Prudential Series Fund Inc.:
    Prudential Jennison Division                          0.00             1.40%             -19.62%
Pilgrim Variable Insurance Trust:
    Pilgrim Worldwide Growth Division                     0.00             1.40%             -19.89%


                                                                 23

                       Statement of Additional Information


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT



                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS




                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2002, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 2700, West Chester, Pennsylvania 19380, (800) 344-6864.



                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2002

                                TABLE OF CONTENTS

ITEM                                                                    PAGE

Company....................................................................1

Experts....................................................................1

Legal Opinions.............................................................1

Distributor................................................................1

Yield Calculations For Money Market Subaccounts............................1

Performance Information....................................................2

Annuity Provisions.........................................................5

Financial Statement of Equitable Life Insurance Company of Iowa

Financial Statements of Separate Account A.................................5

                                     COMPANY
Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS
The financial statements and schedules of the Company as of December 31, 2001 and for each of the two years in the period ended December 31, 2001, and the Statement of Assets and Liabilities of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years for the period then ended have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly J. Smith, Esquire, General Counsel and Secretary of the Company.


                                  DISTRIBUTOR
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated$$6,416,855.21 and $1,890,720, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS
The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2001, the annualized yield and effective yield for the Money Market Subaccounts were 0.47% and 0.47%, respectively. For the seven calendar days ended December 31, 2001, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 0.47% and 0.47%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION
From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

         P(1+T)(n)=ERV

Where:...      (1)  [P] equals a hypothetical initial premium payment of $1,000
               (2)  [T] equals an average annual total return
               (3)  [n] equals the number of years
               (4) [ERV] equals the ending redeemable value of a hypothetical
                   $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

         Yield = 2 x [((a - b)/(c x d) + 1)6 - 1]

Where:    [a] equals the net investment income earned during the period by the investment portfolio
              attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements) [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         P(1+T)n = ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2001 were as follows:

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/01-STANDARDIZED

                                                                                                     FROM       INCEPTION
                                                           1 YEAR       5 YEARS      10 YEAR      INCEPTION       DATE

     THE GCG TRUST
      Mid-Cap Growth                                      -32.56%       14.66%         N/A          17.24%      10/07/94
      Research                                            -30.43%        4.39%         N/A          10.26%      10/07/94
      Total Return                                         -8.93%        8.11%         N/A          10.34%      10/07/94

      TRAVELERS SERIES FUNDS, INC.
      Smith Barney High Income                            -13.08%       -1.57%         N/A          2.22%       04/28/95
      Smith Barney International
        All Cap Growth                                    -39.97%       -3.11%         N/A          2.48%       03/27/95
      Smith Barney Large Cap Value                        -17.41%        5.43%         N/A          9.91%       04/05/95
      Smith Barney Money Market                            -5.79%        2.68%         N/A          3.18%       05/24/95

      GREENWICH STREET SERIES FUND
      Appreciation                                        -13.30%        8.07%         N/A          9.31%       03/22/96

      SMITH BARNEY ALLOCATION   SERIES INC.
      Smith Barney Select Balanced                        -10.76%         N/A          N/A          4.29%       02/05/97
      Smith Barney Select High Growth                     -21.24%         N/A          N/A          3.47%       02/05/97
      Smith Barney Select Growth                          -19.02%         N/A          N/A          2.75%       02/05/97

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         [P(1+T)n] = ERV


Where:       (1)  [P]   equals a hypothetical initial premium payment of $1,000
             (2)  [T]   equals an average annual total return
             (3)  [n]   equals the number of years
             (4) [ERV] equals the ending redeemable value of a hypothetical
                 $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2001 were as follows:

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/01 NON-STANDARDIZED

                                                                                                    FROM       INCEPTION
                                                           1 YEAR       5 YEARS      10 YEAR      INCEPTION       DATE
     THE GCG TRUST
      Mid-Cap Growth                                      -24.52%       15.17%         N/A          17.34%      10/07/94
      Research                                            -22.40%        5.11%         N/A          10.38%      10/07/94
      Total Return                                         -0.91%        8.75%         N/A          10.47%      10/07/94

      TRAVELERS SERIES FUNDS, INC.
      Smith Barney High Income                             -5.06%       -0.66%         N/A          2.54%       04/28/95
      Smith Barney International
        All Cap Growth                                    -31.92%       -2.15%         N/A          2.78%       03/27/95
      Smith Barney Large Cap Value                         -9.38%        6.13%         N/A          10.13%      04/05/95
      Smith Barney Money Market                            2.22%         3.46%         N/A          3.50%       05/24/95

      GREENWICH STREET SERIES FUND
      Appreciation                                         -5.28%        8.70%         N/A          9.69%       03/22/96

      SMITH BARNEY ALLOCATION   SERIES INC.
      Smith Barney Select Balanced                         -2.74%         N/A          N/A          5.03%       02/05/97
      Smith Barney Select High Growth                     -13.21%         N/A          N/A          4.22%       02/05/97
      Smith Barney Select Growth                          -11.00%         N/A          N/A          3.52%       02/05/97

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account A included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

FINANCIAL STATEMENTS - STATUTORY-BASIS
Equitable Life Insurance Company of Iowa
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
WITH REPORT OF INDEPENDENT AUDITORS

                     Financial Statements - Statutory-Basis


                  Years ended December 31, 2001, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..............................................3
Statements of Operations - Statutory Basis....................................5
Statements of Changes in Capital and Surplus - Statutory Basis................6
Statements of Cash Flows - Statutory Basis....................................7
Notes to Financial Statements - Statutory Basis...............................8

                         Report of Independent Auditors

The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.

As discussed in Note 1 to the financial statements, in 2001 Equitable Life Insurance Company of Iowa changed various accounting principles to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.


Atlanta, Georgia
March 29, 2002



                    Equitable Life Insurance Company of Iowa

                        Balance Sheets - Statutory-Basis

                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)


                                                                                DECEMBER 31
                                                                        2001                  2000
                                                                --------------------------------------------
ADMITTED ASSETS
Bonds                                                                 $2,628,098            $2,138,216
Stocks:
   Common stock of unaffiliated companies, at fair value
     (cost:  2001 - $306;  2000 - $11,686)                                   306                11,582
   Common stock of affiliated companies (cost: 2001 -
     $1,035,027;  and 2000 - $284,024)                                   761,039               272,762
     Preferred stock of unaffiliated companies, at cost (fair
       value:  2001 - $490;  2000 - $593;)                                   490                   847
                                                                --------------------------------------------
                                                                         761,835               285,191


Mortgage loans on real estate                                            842,253               723,812
Real estate                                                                5,254                 5,337
Policy loans                                                             139,826               138,640
Cash and short-term investments                                           67,592               283,419
Derivative financial instruments                                          63,111                92,195
Funds in transit                                                           3,950                   372
Other invested assets                                                    199,297               199,219
                                                                --------------------------------------------
Total cash and investments                                             4,711,216             3,866,401


Due from non-affiliated reinsurers                                         1,020                 1,251
Electronic data processing equipment                                         373                   762
Premiums deferred and uncollected                                          5,736                 7,058
Investment income due and accrued                                         40,604                34,946
Federal income tax recoverable (including $1,565 admitted
   deferred tax asset at December 31, 2001)                               34,688                74,407
Due from affiliates                                                       29,687                61,669
Other assets                                                             273,482               138,249
Separate account assets                                                1,406,693             1,788,353
                                                                --------------------------------------------
Total admitted assets                                                 $6,503,499            $5,973,096
                                                                ============================================


                                       3


                    Equitable Life Insurance Company of Iowa

                  Balance Sheets - Statutory-Basis (continued)

                  (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)


                                                                                DECEMBER 31
                                                                        2001                  2000
                                                                --------------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy reserves:
     Annuity and life policy reserves                                 $3,580,706            $3,161,914
     Policy proceeds left at interest                                     39,612                41,514
     Policyholders' dividend accumulations                               108,713               109,277
                                                                --------------------------------------------
                                                                       3,729,031             3,312,705

   Policy and contract claims                                              8,122                 8,802
   Other policyholders' funds:
     Dividends payable to policyholders                                   24,385                24,570
     Premium deposit and other funds                                       3,869                 5,429
                                                                --------------------------------------------
                                                                          28,254                29,999

   Interest maintenance reserve                                           17,123                19,110
   Borrowed money                                                        135,948               122,288
   Other liabilities                                                     113,446                54,733
   Asset valuation reserve                                                26,060                38,439
   Separate account liabilities                                        1,406,693             1,788,353
                                                                --------------------------------------------
Total liabilities                                                      5,464,677             5,374,429

Commitments and contingencies


Capital and surplus:
   Common stock, par value $1.00 per share - authorized
     7,500,000 shares, issued and outstanding
     5,000,300 shares                                                      5,000                 5,000
   Additional paid-in capital                                            248,743               248,743
   Unassigned surplus                                                    785,079               344,924
                                                                --------------------------------------------
Total capital and surplus                                              1,038,822               598,667
                                                                --------------------------------------------
Total liabilities and capital and surplus                             $6,503,499            $5,973,096
                                                                ============================================



SEE ACCOMPANYING NOTES.


                                       4


                                              Equitable Life Insurance Company of Iowa

                                             Statements of Operations - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)

                                                                                  YEAR ENDED DECEMBER 31
                                                                         2001              2000             1999
                                                                   -----------------------------------------------------
Revenues:
   Premiums, policy proceeds, and other considerations                 $2,646,638        $2,531,441         $513,996
   Investment income, less investment expenses of $17,618 in
     2001, $10,937 in 2000 and $10,597 in 1999                            235,078           226,410          348,417
   Commission and expense allowances on reinsurance ceded                      91               598              112
   Investment management, administration, and contract
     guarantees for separate account fees                                  23,121            27,854           25,138
   Other income                                                            18,460            17,734            7,898
                                                                   -----------------------------------------------------
                                                                        2,923,388         2,804,037          895,561
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits                                                        41,922            39,336           36,480
     Annuity benefits                                                     103,305            78,580           72,953
     Surrender benefits                                                   513,693           467,002          330,285
     Payments from funds left at interest                                   7,043            28,544           33,560
     Other benefits                                                         6,906             3,663            1,912
     Increase in policy reserves                                          414,208           337,256          207,693
     Increase (decrease) in liability for premium deposit and
       other funds                                                      1,640,857         1,611,017          (14,803)
                                                                   -----------------------------------------------------
                                                                        2,727,934         2,565,398          668,080
   Insurance expenses:
     Commissions                                                          205,363           205,233           34,605
     General expenses                                                      77,209            77,867           81,926
     Insurance taxes, licenses, and fees                                    9,080             5,806            4,208
     Net transfers from separate account                                  (98,628)          (55,590)          (4,366)
     Interest expense                                                       4,375             4,375            4,375
     Other                                                                   (296)             (143)              14
                                                                   -----------------------------------------------------
                                                                          197,103           237,548          120,762
                                                                   -----------------------------------------------------
                                                                        2,925,037         2,802,946          788,842
                                                                   -----------------------------------------------------
(Loss) gain from operations before dividends to policyholders,
   federal income taxes (benefit), and net realized capital gains          (1,649)            1,091          106,719

Dividends to policyholders                                                 25,228            25,050           23,584
                                                                   -----------------------------------------------------
(Loss) gain from operations before federal income taxes (benefit)
   and net realized capital gains                                         (26,877)          (23,959)          83,135

Federal income taxes (benefit)                                             (1,605)          (45,692)         (15,294)
                                                                   -----------------------------------------------------
Net (loss) gain from operations before net realized capital
   (losses) gains                                                         (25,272)           21,733           98,429
Net realized capital (losses) gains                                       (37,807)             (616)           3,610
                                                                   -----------------------------------------------------
Net (loss) income                                                        $ (63,079)     $    21,117         $102,039
                                                                   =====================================================


SEE ACCOMPANYING NOTES.

                                                                 5


                                              Equitable Life Insurance Company of Iowa

                                   Statements of Changes in Capital and Surplus - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)


                                                                                                     TOTAL
                                                                 ADDITIONAL                         CAPITAL
                                                   COMMON         PAID-IN        UNASSIGNED           AND
                                                    STOCK         CAPITAL          SURPLUS          SURPLUS
                                                 --------------------------------------------------------------

Balance at December 31, 1998                        $5,000        $248,743         $308,054         $561,797
   Net income                                            -               -          102,039          102,039
   Net unrealized capital losses                         -               -          (19,594)         (19,594)
   Increase in non-admitted assets                       -               -           (2,880)          (2,880)
   Increase in asset valuation reserve                   -               -           (1,166)          (1,166)
   Dividends paid to parent                              -               -          (76,100)         (76,100)
   Increase in policy reserves due to change in
     valuation basis                                     -               -           (2,735)          (2,735)
                                                 --------------------------------------------------------------
Balance at December 31, 1999                         5,000         248,743          307,618          561,361
   Net income                                            -               -           21,117           21,117
   Net unrealized capital gains                          -               -           22,578           22,578
   Increase in non-admitted assets                       -               -           (1,726)          (1,726)
   Change in surplus as a result of reinsurance          -               -           (1,064)          (1,064)
   Increase in asset valuation reserve                   -               -           (4,212)          (4,212)
   Dissolution of Equitable American                     -               -              613              613
                                                 --------------------------------------------------------------
Balance at December 31, 2000                         5,000         248,743          344,924          598,667
   Net loss                                              -               -          (63,079)         (63,079)
   Change in net deferred income tax                     -               -           30,125           30,125
   Net unrealized capital gains                          -               -           35,976           35,976
   Decrease in non-admitted assets                       -               -           65,658           65,658
   Change in surplus as a result of reinsurance          -               -            1,000            1,000
   Cumulative effect of change in accounting
     principles                                          -               -           (6,073)          (6,073)
   Capital changes - transferred to surplus              -               -          451,582          451,582
   Decrease in asset valuation reserve                   -               -           12,378           12,378
   Transfer of qualified pension plan to parent          -               -          (87,412)         (87,412)
                                                 --------------------------------------------------------------
Balance at December 31, 2001                       $5,000         $248,743         $785,079       $1,038,822
                                                 ==============================================================



SEE ACCOMPANYING NOTES.

                                                        6


                                              Equitable Life Insurance Company of Iowa

                                             Statements of Cash Flows - Statutory-Basis

                                                       (DOLLARS IN THOUSANDS)


                                                                                 YEAR ENDED DECEMBER 31
                                                                         2001              2000              1999
                                                                  ------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                     $2,647,809         $2,532,303          $515,641
Investment income, less investment expenses                                243,697            316,378           248,414
Commissions and expense allowances on reinsurance ceded                         90                598               110
Fees associated with investment management, administration, and
   contract guarantees from Separate Accounts                               23,121             28,508            25,138
Other income                                                                18,751             19,920             6,585
Benefits                                                                  (673,320)          (628,007)         (478,275)
Insurance expenses                                                      (1,789,976)        (1,841,065)         (106,301)
Dividends to policyholders                                                 (25,412)           (24,620)          (24,751)
Federal income taxes paid                                                   71,450                  -            (4,116)
                                                                  ------------------------------------------------------
Net cash provided by operating activities                                  516,210            404,015           182,445

INVESTING  ACTIVITIES AND MISCELLANEOUS  SOURCES
Proceeds from investments sold, matured, or repaid:
   Bonds                                                                 2,401,946          1,144,609           921,197
   Common stocks - unaffiliated companies                                   11,486            118,332            11,380
   Common stocks - affiliates                                                    -                  -           203,800
   Preferred stocks - unaffiliated companies                                   357                  4                 -
   Mortgage loans on real estate                                            61,427             34,233            57,771
   Policy loans - net                                                            -                  -            14,365
   Real estate                                                                   -                  -             3,408
   Other invested assets                                                     6,950             17,321           243,429
                                                                  ------------------------------------------------------
                                                                         2,482,166          1,314,499         1,455,350
Cost of investments acquired:
   Bonds                                                                (2,938,801)        (1,340,306)       (1,124,069)
   Common stocks - unaffiliated companies                                        -                  -           (11,380)
    Common stocks - affiliated companies                                  (451,582)                 -                 -
    Preferred stocks - unaffiliated companies                                    -               (888)                -
   Mortgage loans on real estate                                          (179,836)          (117,095)         (119,081)
   Real estate                                                                   -                  -            (1,760)
   Other invested assets                                                    (3,834)           (15,513)         (186,623)
                                                                  ------------------------------------------------------
                                                                        (3,574,052)        (1,473,802)       (1,442,913)
Other                                                                     (105,393)          (121,534)          (62,177)
                                                                  ------------------------------------------------------
Net cash used in investing activities and miscellaneous sources         (1,197,279)          (280,837)          (49,740)

FINANCING ACTIVITIES
Capital and surplus paid in                                                451,582                  -                 -
Borrowed money                                                              13,660            118,987           (26,000)
Dividends paid to parent                                                         -                  -           (76,100)
                                                                  ------------------------------------------------------
Net cash provided by (used in) financing activities                        465,242            118,987          (102,100)
                                                                  ------------------------------------------------------
Increase (decrease) in cash and short-term investments                    (215,827)           242,165            30,605

Cash and short-term investments at beginning of year                       283,419             41,254            10,649
                                                                  ------------------------------------------------------
Cash and short-term investments at end of year                             $67,592           $283,419           $41,254
                                                                  ======================================================
SEE ACCOMPANYING NOTES.


                                                                 7

                    Equitable Life Insurance Company of Iowa

                          Notes to Financial Statements

                                December 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

Effective September 20, 2000, the Company dissolved Equitable American Life Insurance Company, a wholly owned subsidiary. On December 3, 2001, the Board of Directors of Equitable of Iowa Companies, Inc. approved a plan to contribute its holding of 100% of the stock of its wholly owned subsidiary Golden American Life Insurance Company to Equitable Life Insurance Company of Iowa. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware and resulted in an increase to surplus of $451,582,000. USG Annuity and Life Company is also a 100% wholly owned subsidiary of the Company.

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL STATEMENTS (CONTINUED)

any deviations prescribed or permitted by The State of Iowa insurance commissioner. Accounting changes adopted to conform to the provisions of the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to the unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $6,073,000 as of January 1, 2001. Included in this adjustment is a reduction in unassigned funds of approximately $12,669,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,596,000 related to prepayment penalties on mortgage loans and bonds released from the IMR liability.

The preparation of financial statements of the Company requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Changes in estimates and assumptions could materially impact the financial statements.

INVESTMENTS

Investments in bonds, except those to which the Securities Valuation Office of the NAIC has ascribed a value, mortgage loans on real estate, and short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing a method, which results in a constant yield over the security's expected life. The amortization of premiums and accretion of discounts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method for instruments with low interest rate volatility and the prospective method for instruments with high interest rate volatility. Common stocks of unaffiliated companies are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets with the reported net income of the subsidiaries and

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

all other changes in net assets included in unrealized capital gains.

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity, and quality. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally using the straight-line method.

Policy loans are reported at unpaid principal. Other invested assets consist principally of surplus notes receivable, which are recorded at cost, and investments in various joint ventures, which are recorded at the equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities, and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period of maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the AVR is determined using a formula prescribed by the NAIC and is reported as a liability.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 2001, $11,000 of investment income due and accrued was excluded with respect to such investments. At December 31, 2000, the Company excluded no investment income due and accrued with respect to such investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions"), and Standard & Poors' ("S&P") 500(R) Index call options ("call options") are deferred. The deferred premiums are amortized over the term of these instruments on a straight-line basis. Amortization of deferred premiums and any payments received in accordance with the terms of these instruments are recorded as an adjustment to investment income. These instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value also reflected in investment income. In addition to these instruments, the Company owns interest rate caps ("Mortgage Derivative caps") and an interest rate floor ("Mortgage Derivative floor"), which were valued consistently with caps, swaptions, and call options.

CASH AND SHORT-TERM INVESTMENTS

For purposes of the accompanying statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be short-term investments.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

REINSURANCE

Reinsurance   premiums  ceded  and  assumed,   and  the  related   benefits  and
commissions, are netted against the corresponding direct balances.

DEFERRED INCOME TAXES

Prior to January 1, 2001, deferred federal income taxes were provided for differences between the financial statement amounts and the tax bases of assets and liabilities in accordance with a specific permitted practice approved by the State of Iowa. Any resulting deferred tax assets were treated as non-admitted. Starting in 2001, deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

                    Equitable Life Insurance Company of Iowa

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying Statement of Operations.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Parent, which exceed an annual limitation. No dividends were paid in 2001 or 2000.

During 2002, the Company could pay dividends to its Parent of approximately $103,882,000 without prior approval of regulatory authorities.

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

                    Equitable Life Insurance Company of Iowa

2. BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from accounting principles generally accepted in the United States ("GAAP"). The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts; (6) bonds are valued at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of operations when declines in carrying value are judged to be other than temporary; (8) deferred income taxes relating to differences between the financial statement and income tax bases of assets and liabilities are provided for and admitted to an amount determined under a standard formula; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending

                    Equitable Life Insurance Company of Iowa

2. BASIS OF FINANCIAL REPORTING (CONTINUED)

upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable; (12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard ("SFAS") No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed; (14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any; (18) the financial statements of subsidiaries are not consolidated with those of the Company.

The  effects  of  the  foregoing   variances  from  GAAP  on  the   accompanying
statutory-basis financial statements have not been determined, but are presumed to be material.

At December 31, 2001, participating business approximated 11% of life insurance in force. Participating life insurance accounted for 1.0%, 1.0% and 5.0% of premium income from all products written by the Company in 2001, 2000 and 1999, respectively.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS

Major categories of net investment income are summarized below:

                                                                       YEAR ENDED DECEMBER 31
                                                                2001            2000            1999
                                                            ----------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
Fixed maturities                                               $205,052       $102,992        $156,201
Equity securities:
  Affiliated                                                     26,000         73,174         112,250
  Unaffiliated                                                      351            632             582
Mortgage loans on real estate                                    62,637         51,628          47,961
Real estate                                                         362             15             729
Policy loans                                                      7,844         11,853           9,009
Short-term investments                                            1,953          1,572             205
Other, net                                                        2,159          4,464           4,729
Derivative financial instruments                                (55,961)       (11,339)         24,678
Amortization of IMR                                               2,299          2,356           2,670
                                                            ----------------------------------------------
Gross investment income                                         252,696        237,347         359,014
Less:
  Investment expenses                                           (10,402)        (8,057)         (8,543)
  Interest expense                                               (7,323)        (2,836)         (2,006)
  Depreciation on real estate and other invested assets             107            (44)            (48)
                                                            ----------------------------------------------
Net investment income                                          $235,078       $226,410        $348,417
                                                            ==============================================

                                       16

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

At December 31, 2001 and 2000, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                                 GROSS           GROSS         ESTIMATED
                                               STATEMENT      UNREALIZED      UNREALIZED          FAIR
                                                 VALUE           GAINS          LOSSES           VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Bonds:
   United States government and
    agencies                                  $    35,463       $    306     $     (730)      $     35,039
   States and Municipalities                          248              -             (1)               247
   Foreign governments                            111,157          3,952         (3,077)           112,032
   Public utilities                               103,304          1,839         (4,541)           100,602
   Industrial and miscellaneous                 1,130,256         37,173        (22,792)         1,144,637
   Mortgage-backed securities                     873,372         27,484        (17,543)           883,313
   Other asset-backed securities                  374,298         13,007        (20,626)           366,679
                                            ----------------------------------------------------------------
Total                                          $2,628,098        $83,761       $(69,310)        $2,642,549
                                            ================================================================

                                                                 GROSS           GROSS         ESTIMATED
                                               STATEMENT      UNREALIZED      UNREALIZED          FAIR
                                                 VALUE           GAINS          LOSSES           VALUE
                                            ----------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
DECEMBER 31, 2000
Bonds:
   United States government and
    agencies                                   $   75,916        $ 3,088       $      -        $    79,004
   States and Municipalities                          250              1              -                251
   Public utilities                               158,197          2,850         (4,957)           156,090
   Industrial and miscellaneous                   933,437         25,938        (37,002)           922,373
   Mortgage-backed securities                     695,954         16,890        (20,819)           692,025
   Other asset-backed securities                  274,462          6,329        (12,313)           268,478
                                            ----------------------------------------------------------------
Total                                          $2,138,216        $55,096       $(75,091)        $2,118,221
                                            ================================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 STATEMENT       ESTIMATED
                                                   VALUE         FAIR VALUE
                                             ---------------------------------
                                                  (DOLLARS IN THOUSANDS)

   Due in one year or less                      $    27,946      $    28,213
   Due after one year through five years            475,774          488,389
   Due after five years through ten years           584,163          590,534
   Due after ten years                              292,545          285,421
                                             ---------------------------------
                                                  1,380,428        1,392,557
   Mortgage-backed securities                       873,372          883,313
   Other asset-backedsecurities                     374,298          366,679
                                             ---------------------------------
   Total                                         $2,628,098       $2,642,549
                                             =================================

Realized capital (losses) gains on investments are as follows:

                                                               YEAR ENDED DECEMBER 31
                                                        2001             2000             1999
                                                  --------------------------------------------------
                                                               (DOLLARS IN THOUSANDS)

   Bonds                                               $(27,951)        $(23,807)        $(3,086)
   Common stocks of unaffiliated mutual funds                 -                -           3,880
   Common stocks of unaffiliated companies                    -                -               -
   Preferred stocks of unaffiliated companies               106              (37)              -
   Mortgage loans on real estate                              -                -             (44)
   Real estate                                                -                -              71
   Derivative instruments                                 1,250            1,820             850
   Other invested assets                                  3,138            3,079           2,507
                                                  --------------------------------------------------
   Realized capital (losses) gains                      (23,457)         (18,945)          4,178
   Tax effect                                            (7,441)           6,567          (1,463)
   Transfer to IMR                                       (6,909)          11,762             895
                                                  --------------------------------------------------
   Net realized capital (losses) gains                 $(37,807)       $    (616)        $ 3,610
                                                  ==================================================


                                                                 18

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

Realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $4,458,000, $8,325,000, and $11,079,000 and gross losses on the sale or prepayment of bonds of $54,637,000, $32,132,000 and $14,165,000, for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company's investment policies related to its investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in basic industrials (42% in 2001, 34% in 2000), various non-governmental mortgage-backed securities (38% in 2001, 32% in 2000), public utilities (8% in 2001, 7% in 2000), and financial companies (7% in 2001, 6% in 2000). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified in Pennsylvania (8% in 2001, 10% in 2000), Florida (7% in 2001, 7% in 2000) and California (17% in 2001, 8% in 2000).
Mortgage loans on real estate have also been analyzed by collateral type with concentrations identified in retail facilities (25% in 2001, 25% in 2000), office buildings (27% in 2001, 29% in 2000), industrial buildings (31% in 2001, 28% in 2000), and multi-family residential buildings (13% in 2001, 14% in 2000). Common stocks of unaffiliated companies, real estate, and other invested assets are not significant to the Company's overall investment portfolio.

During  2001,  the  Company  recognized  impairments  on bonds in the  amount of
$23,576,000  to  reduce  book  value  to  the  estimated   realizable  value  of
$12,369,000. During 2000, no impairments on bonds were recorded.

During 2001 and 2000, the Company recognized no impairments on commercial mortgage loans.

                    Equitable Life Insurance Company of Iowa

3. INVESTMENT OPERATIONS (CONTINUED)

During 2001, the maximum and minimum lending rates for mortgage loans were 8.5% and 6.58%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 78%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 2001, affidavits of deposits covering bonds with a par value of $2,561,383,000 (2000 - $2,062,153,000), mortgage loans with an unpaid principal balance of $842,252,000 (2000 - $723,811,000), and policy loans with an unpaid balance of $139,825,000 (2000 - $138,640,000) were on deposit with state agencies to meet regulatory requirements.

The Company entered into dollar roll transactions to increase its return on investments and improve liquidity. Dollar rolls involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls are accounted for as short-term collateralized financings and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $84,000,000 at December 31, 2001. Such borrowings averaged approximately $134,221,000 during 2001 and were collateralized by investment securities with fair values approximately equal to the loan value. The primary risk associated with short term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). The Company believes the counterparties to dollar roll agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate duration. The terms of the reverse repurchase agreement call for payment of interest at a rate of between 1.80% and 2.26%. The agreements mature prior to the end of January 2002. The amount due on these agreements included in borrowed money is $1,800,000.

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

The Company has a hedging program under which certain derivative financial instruments, caps and swaptions, are purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from increases in interest rates and to reduce and manage the risk of change in the value, yield, price or cash flow of specific assets or liabilities. The current notional amounts of caps and swaptions at December 31, 2001 totaled $1,115 million and $50 million, respectively. The Company had no open interest rate floors at December 31, 2001.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (5.6% and 9.0%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

At December 31, 2001, the Company has several equity-indexed products for which call options are purchased to hedge potential increases in policyholder account balances resulting from increases in the S&P index to which the product is linked. During 2001, the Company paid $26,753,000 in premiums for call options

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

HEDGING PROGRAM (CONTINUED)

which mature in 2002 through 2010. During 2000, the Company paid $42,490,000 in premiums for call options which mature in 2001 through 2009. During 1999, the Company paid $22,835,000 in premiums for call options which mature in 2000 through 2008. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity products. The call options do not require any additional payments by the Company.

The agreement for the call options entitles the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to investment income.


The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 2001:

                                   2002        2003         2004          2005         2006         TOTAL
                                ------------------------------------------------------------------------------
                                                           (DOLLARS IN THOUSANDS)

Interest rate caps                $500,000    $170,000     $300,000      $145,000   $       -     $1,115,000
Cash settled put swaptions          50,000           -            -             -           -         50,000
                                ------------------------------------------------------------------------------
Total notional amount             $550,000    $170,000     $300,000      $145,000   $       -     $1,165,000
                                ==============================================================================

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the caps, swaptions, and call options of $56,280,000, $7,966,000 and $10,820,000, for 2001, 2000 and 1999, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at amortized cost in 2001.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 2001, 2000 and 1999, the Company (decreased) increased investment income by recording a market value adjustment of $(15,131,000), $(1,645,000) and $35,928,000, respectively, on the call options.

The following tables summarize the carrying value, amortized cost, gross unrealized gains and losses, and estimated fair value of these instruments:

                                                                      GROSS           GROSS       ESTIMATED
                                      CARRYING       AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                        VALUE          COST           GAINS          LOSSES         VALUE
                                    --------------------------------------------------------------------------
                                                              (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Interest rate caps                      $ 2,547        $ 2,547         $  -          $   (291)     $  2,256
Cash settled put swaptions                   68             68            -               (66)            2
S&P 500 call options                     60,496         60,496            -           (14,775)       45,721
                                    --------------------------------------------------------------------------
Total                                   $63,111        $63,111         $  -          $(15,131)      $47,979
------------------------------------==========================================================================

December 31, 2000
Interest rate caps                      $ 3,695        $ 3,695          $ -          $ (1,009)      $ 2,686
Cash settled put swaptions                  662            662            -              (636)           26
S&P 500 call options                     87,887         87,838           49                 -        87,887
                                    --------------------------------------------------------------------------
Total                                   $92,244        $92,195          $49          $ (1,645)      $90,599
------------------------------------==========================================================================


                                       23

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

ACCOUNTING TREATMENT (CONTINUED)

The differences between fair value and amortized cost for the caps, swaptions, and call options reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of the caps, swaptions, call options, and Mortgage Derivative caps. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) plus the market value adjustment, if any, for these instruments, because no additional payments are required by the Company after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps, Mortgage Derivative caps, swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

                    Equitable Life Insurance Company of Iowa

4. FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE (CONTINUED)

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 2001, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments are as follows:

                                                                NET REPLACEMENT VALUE
                                            ---------------------------------------------------------------
                                                                 CASH           S&P 500
                                            INTEREST RATE     SETTLED PUT        CALL
                                                 CAPS          SWAPTIONS        OPTIONS          TOTAL
                                            ---------------------------------------------------------------
                                                                (DOLLARS IN THOUSANDS)
Counterparties credit quality:
   AAA                                          $2,256              $-          $28,088         $30,344
   AA+ to AA-                                        -               2           17,633          17,635
                                            ---------------------------------------------------------------
Total                                           $2,256              $2          $45,721         $47,979
                                            ===============================================================

5. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts, and debt fall within the standard's definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company closely monitors the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities, which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                                         DECEMBER 31
                                                             2001                          2000
                                                  -----------------------------------------------------------
                                                    CARRYING     ESTIMATED        CARRYING      ESTIMATED
                                                      VALUE      FAIR VALUE        VALUE        FAIR VALUE
                                                  ---------------------------  ------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ASSETS
Bonds                                              $2,628,098    $2,642,549      $2,138,216    $2,118,221
Common stock of unaffiliated companies                    306           306          11,582        11,582
Preferred stock of unaffiliated companies                 490           490             847           593
Mortgage loans on real estate                         842,253       875,493         723,812       735,009
Policy loans                                          139,826       139,826         138,640       138,640
Cash and short-term investments                        67,592        67,592         283,419       283,419
Surplus notes                                         185,000       268,149         185,000       152,634
Mortgage derivative investments                         2,828         3,037           1,568         1,568
Derivative financial instruments                       63,111        47,979          92,195        90,599
Separate account assets                             1,406,693     1,406,693       1,788,353     1,788,353

LIABILITIES
Annuity products                                    2,611,782     2,439,374       2,201,677     1,748,502
Borrowed money                                        135,948       135,948         118,987       118,987
Separate account liabilities                        1,406,693     1,406,693       1,788,353     1,788,353


                                       26

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating fair values:

BONDS: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third-party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.

COMMON AND PREFERRED STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheets approximate estimated fair value for these instruments due to their short-term nature.

SURPLUS NOTES: Estimated fair value of the surplus notes issued by Golden American Life Insurance Company ("Golden American") to the Company was based upon discounted future cash flows using a discount rate approximating the current market value.

MORTGAGE  DERIVATIVE   INVESTMENTS:   Estimated  fair  values  of  the  mortgage
derivative investments are the average of quotes, if more than one quote is available, obtained from third-parties.

DERIVATIVE FINANCIAL INSTRUMENTS: Estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

                    Equitable Life Insurance Company of Iowa

5. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

SEPARATE ACCOUNT ASSETS: Separate account assets are reported at the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies, are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED  MONEY:   Carrying  value  reported  in  the  Company's  balance  sheet approximates estimated fair value for these instruments, which are callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account values in the Company's balance sheet. Estimated fair values of the separate account liabilities are equal to their carrying amount.

6. INCOME TAXES

The Company files a consolidated federal income tax return with USG Annuity and Life Company. The method of tax allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with USG Annuity and Life Company receiving current credit for net losses.

                    Equitable Life Insurance Company of Iowa

6. INCOME TAXES (CONTINUED)

The components of the net admitted deferred tax asset are as follows:

                                                                DECEMBER 31,        JANUARY 1,
                                                                    2001               2001           CHANGE
                                                             -----------------------------------------------------
                                                                                (IN THOUSANDS)

   Gross deferred tax asset                                        $102,914           $69,154          $33,760
   Gross deferred tax liabilities                                     6,542             2,907            3,635
                                                             -----------------------------------------------------
   Net deferred taxes and change for the year                        96,372            66,247           30,125
   Nonadmitted deferred tax assets and change
      for the year                                                   94,807            66,247           28,560
                                                             -----------------------------------------------------
   Net admitted deferred tax asset and change
      for the year                                                  $ 1,565           $     -         $  1,565
                                                             =====================================================

For 2000 and 1999, income before federal income taxes differs from taxable income principally due to investments, deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and statutory - basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $2,755,000 from 2001.

                    Equitable Life Insurance Company of Iowa

6. INCOME TAXES (CONTINUED)

The Company's federal income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before taxes (including capital gains) for the following reasons:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                              2001
                                                                                    -------------------------
                                                                                         (IN THOUSANDS)

Expected federal income tax expense at the statutory rate of 35%                              $(17,617)
Deferred acquisition costs                                                                       1,425
Insurance reserves                                                                              14,178
Investments                                                                                     14,977
Subsidiary dividend income                                                                      (9,100)
Other                                                                                             (857)
Prior year true up to return                                                                     2,830
                                                                                    -------------------------
Total federal income tax expense                                                                 5,836
Change in deferred taxes                                                                       (30,125)
                                                                                    -------------------------
Total statutory federal income taxes                                                          $(24,289)
                                                                                    =========================

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993, 1994, 1995, and 1996 consolidated income tax returns were not examined by the IRS. The 1997, 1998, 1999, 2000 and 2001 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment.

The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees.

At December 31, 2001, the qualified pension benefit plan of certain United States subsidiaries of ING North America Insurance Holdings, including Equitable Life Insurance Company of Iowa, were merged into one plan which will be recognized in ING's financial statements. As a result, the Company transferred their qualified pension assets to ING North America Insurance Company, an affiliate.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.

The following tables summarize the benefit obligations, fair value of plan assets, and funded status for pension and other benefits:

                                                                        PENSION BENEFITS
                                                --------------------------------------------------------------
                                                        2001                 2000                1999
                                                --------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
  Accumulated benefit obligation:
    Vested                                               $  9,262            $65,676             $62,568
    Nonvested                                                 882              3,193               1,447
                                                --------------------------------------------------------------
                                                          $10,144            $68,869             $64,015
                                                ==============================================================

                                                                         OTHER BENEFITS
                                                --------------------------------------------------------------
                                                        2001                 2000                1999
                                                --------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
  Accumulated postretirement:
    Benefit obligation:
      Retirees                                            $ 4,020            $ 7,226             $ 5,342
      Fully eligible active plan participants               1,363                226                 309
                                                --------------------------------------------------------------
                                                          $ 5,383            $ 7,452             $ 5,651
                                                ==============================================================





                                              Equitable Life Insurance Company of Iowa

                                              Notes to Financial Statements (continued)


7. PENSION BENEFITS (CONTINUED)

                                                            PENSION BENEFITS                             OTHER BENEFITS
                                              --------------------------------------------------------------------------------------
                                                  2001            2000            1999         2001         2000           1999
                                              --------------------------------------------------------------------------------------
                                                                              (DOLLARS IN THOUSANDS)
 Change in projected benefit obligations:
    Projected benefit obligations at
     January 1                                  $  73,510      $  71,755        $ 73,777      $  7,452       $5,651       $ 4,935
    Service cost                                    1,820          2,087           2,302           211          100           186
    Interest cost                                   5,643          5,712           5,324           564          498           393
    Contribution by plan participants                   -              -               -           234            -             -
    Actuarial loss (gain)                           5,767          1,350          (5,533)       (2,811)       1,775           735
    Special termination benefits                     (114)            11             135             -            -             -
    Benefits payments                              (5,085)        (4,872)         (4,250)         (618)        (572)         (598)
    Business combinations, divestitures,
     curtailments, settlements and special
     termination benefits                         (68,526)        (2,533)              -           351            -             -
                                              --------------------------------------------------------------------------------------
    Projected benefit obligations at
      December 31                               $  13,015      $  73,510         $71,755      $  5,383       $7,452        $ 5,651
                                              ======================================================================================

  Change in plan assets:
    Fair value of plan assets at
     January 1                                   $151,069       $160,208        $148,491             -            -             -
    Actual return on plan assets                   (7,383)        (4,264)         15,832             -            -             -
    Employer contributions                            199              -             135      $    383       $  572         $ 598
    Plan participants' contributions                    -              -               -           234            -
    Benefit payments                               (5,085)        (4,875)         (4,250)         (617)        (572)         (598)
    Business combinations, divestitures,
     curtailments, settlements and special
     termination benefits                        (138,800)             -               -             -            -             -
                                              --------------------------------------------------------------------------------------
    Fair value of plan assets at
      December 31                               $       -       $151,069        $160,208      $      -       $    -         $   -
                                              ======================================================================================


                                                                 33


                                              Equitable Life Insurance Company of Iowa

                                              Notes to Financial Statements (continued)


7. PENSION BENEFITS (CONTINUED)

                                                           PENSION BENEFITS                    OTHER BENEFITS
                                                ----------------------------------------------------------------------------
                                                    2001         2000        1999         2001         2000        1999
                                                ----------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Funded status:
     Funded status at December 31                 $(10,028)       $75,029    $ 88,453      $(5,383)     $(7,452)    $(5,651)
     Unrecognized net actuarial (gain) loss              -         (3,023)    (23,856)        (885)       2,035         105
     Unrecognized prior service cost                     -             (4)          -         (844)        (943)       (826)
     Unrecognized net transition obligation              -              -           -        3,341        3,646       3,950
                                                ----------------------------------------------------------------------------
     Net amount recognized                        $(10,028)       $72,002    $ 64,597      $(3,771)     $(2,714)    $(2,422)
                                                ============================================================================

   Amounts recognized in the statement of
    financial position consist of:
     Prepaid benefit cost                                -        $80,096    $ 72,091)           -            -           -
     Accrued benefit cost                         $(10,028)        (8,094)     (7,494)     $(3,771)     $(2,714)    $(2,422)
                                                ----------------------------------------------------------------------------
     Net amount recognized                        $(10,028)       $72,002    $ 64,597      $(3,771)     $(2,714)    $(2,422)
                                                ============================================================================

Upon the adoption of Codification, the pension benefits related to vested employees not previously recognized has been recorded as part of the cumulative effect of accounting change adjustment.

The prepaid pension cost asset of $0 and $80,096,000 at December 31, 2001 and 2000, respectively, is nonadmitted as prescribed by statutory accounting practices. The weighted average assumptions used in the measurement of the Company's benefit obligation follows:




                                                   PENSION BENEFITS                    OTHER BENEFITS
                                         ----------------------------------------------------------------------
                                              2001       2000     1999          2001       2000       1999
                                         ----------------------------------------------------------------------
Weighted-average assumptions:
  Discount rate                               7.50%      7.75%    8.00%         7.50%     7.75%       8.00%
  Expected return on plan assets               N/A       9.25     9.25          4.50      5.00         N/A
  Expected compensation increase              4.50       5.00     5.00           N/A       N/A        5.00

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 8.50%, 7.75% and 8.00% at December 31, 2001, 2000 and 1999, respectively, for employees under 65 and 8.50%,  8.50%, 8.00% at December 31, 2001, 2000, and 1999

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

respectively for employees over 65, with the rates for both groups to be graded down to 5.50% for 2007 and thereafter.

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

                                             PENSION BENEFITS                      OTHER BENEFITS
                                    2001         2000         1999         2001       2000        1999
                                 ------------------------------------------------------------------------
                                                         (DOLLARS IN THOUSANDS)
Service cost                       $  1,820   $   2,087        $ 2,302      $   212     $100       $ 186
Interest cost                         5,643       5,712          5,324          565      498         393
Expected return on assets           (13,750)    (14,630)       (13,912)           -        -           -
Amortization of:
   Transition obligation             (2,452)       (462)             -          304      304           -
   Prior service cost                     -           -              -          (98)     (98)          -
   Actuarial loss                         -           -              5          109       59           2
Amount of gain recognized due
to aSettlement or curtailment
                                          -           -              -          351        -           -
                                 ------------------------------------------------------------------------
Net periodic benefit (income)
cost                                $(8,739)  $  (7,293)      $ (6,281)      $1,443     $863        $581
                                 ========================================================================

The assumed health care cost trend rate has a significant effect on the amounts reported. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

                                                        1% POINT INCREASE          1% POINT DECREASE
                                                    -----------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
Effect on total service and interest
   cost components                                             $  23                            $  22
Effect on postretirement benefit
   obligation                                                    177                              163

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13,858,000, $10,144,000 and $0, respectively, as of December 31, 2001 and $5,849,000, $4,188,000 and $0 respectively, as of December 31, 2000.

                    Equitable Life Insurance Company of Iowa

7. PENSION BENEFITS (CONTINUED)

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 2001, 2000 and 1999 were $521,000, $764,000 and $389,000, respectively.

Equitable Life Employee Pension Plan invests in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

8. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts, and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty.

                    Equitable Life Insurance Company of Iowa

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts, and separate account reserves are summarized as follows:

                                                                          DECEMBER 31
                                                              2001                          2000
                                                     -------------------------------------------------------
                                                                     PERCENT                       PERCENT
                                                                       OF                            OF
                                                        AMOUNT        TOTAL           AMOUNT        TOTAL
                                                     -------------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
Subject to discretionary withdrawal with market
    value adjustment                                   $1,329,561       30%         $1,071,332        24%
Subject to discretionary withdrawal at book value
    less surrender charge (charges of 5% or more)         718,764       16             576,279        13
Subject to discretionary withdrawal at market value     1,365,750       30           1,734,519        38
Subject to discretionary withdrawal at book value
    (charges of less than 5%)                             452,336       10             484,077        11
Not subject to discretionary withdrawal
   provision                                              653,795       14             650,421        14
                                                     ------------------------     --------------------------
                                                        4,520,206      100%          4,516,628       100%
                                                                    =========                     ==========
Less reinsurance ceded                                    542,675                      580,432
                                                     --------------               ---------------
Total policy reserves on annuities and deposit
    fund liabilities                                   $3,977,531                   $3,936,196
                                                     ==============               ===============


                                                    37

                    Equitable Life Insurance Company of Iowa

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets, which are reported as premiums deferred and uncollected, and the amounts of the related gross premiums and loading are as follows:


                                                                        GROSS        LOADING         NET
                                                                   -----------------------------------------
                                                                            (DOLLARS IN THOUSANDS)
  DECEMBER 31, 2001
  Ordinary direct first year business                                 $    11     $      9      $       2
  Ordinary direct renewal business                                      7,729          985          6,744
  Reinsurance ceded                                                      (855)           -           (855)
                                                                   -----------------------------------------
                                                                      $  6,885    $    994        $ 5,891
                                                                   =========================================

  DECEMBER 31, 2000
  Ordinary direct first year business                                 $   129     $     92        $     7
  Ordinary direct renewal business                                      9,058        1,041          8,017
  Reinsurance ceded                                                    (1,082)           -         (1,082)
                                                                   -----------------------------------------
                                                                      $ 8,105       $1,133        $ 6,972
                                                                   =========================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $254,936,000 and $92,790,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,709,000 and $1,021,000 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 2001 and 2000 is as follows:

                                                                                        NON-GUARANTEED
                                                                                       SEPARATE ACCOUNT
                                                                                    ----------------------
                                                                                    (DOLLARS IN THOUSANDS)
2001
Premiums, considerations, or deposits for the year ended December 31, 2001                    $   52,233
                                                                                         =================
Reserves at December 31, 2001
   For accounts with assets at market value                                                   $1,365,750
                                                                                         =================
Reserves at December 31, 2001 By withdrawal characteristics:
     Subject to discretionary withdrawal at market value                                      $1,365,750
                                                                                         =================

2000
Premiums, considerations, or deposits for the year ended December 31, 2000                    $  113,695
                                                                                         =================
Reserves at December 31, 2000:
   For accounts with assets at market value                                                   $1,734,519
                                                                                         =================
Reserves at December 31, 2000:
   By withdrawal characteristics:
     Subject to discretionary withdrawal at market value                                      $1,734,519
                                                                                         =================

1999
Premiums, considerations, or deposits for the year ended December 31, 1999                    $  128,375
                                                                                         =================
Reserves at December 31, 1999:
   Fr accounts with assets at market value                                                     $1,880,329
                                                                                         =================
Reserves at December 31, 1999:
   By withdrawal characteristics:
    Subject to discretionary withdrawal at market value                                       $1,880,329
                                                                                         =================

                                                                 39

                    Equitable Life Insurance Company of Iowa

9. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amount transferred from and to the separate account is presented below:

                                                                  YEAR ENDED DECEMBER 31
                                                         2001               2000              1999
                                                   ------------------------------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Transfers as reported in summary of
 operations of the separate account statement:
     Transfers to separate account                    $   52,388          $ 113,954        $ 128,811
     Transfers from separate account                    (151,016)          (168,852)        (133,744)
                                                   ------------------------------------------------------
Net transfers from separate account                      (98,628)           (54,898)          (4,933)

Reconciling adjustments:
   Surrender and annual charges received by the
     general account and other adjustments                     -                692              567
                                                   ------------------------------------------------------
Transfers as reported in the summary of
 operations of the life, accident, and health
 annual statement                                     $  (98,628)         $ (55,590)       $  (4,366)
                                                   ======================================================

10. RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $9,729,000, $7,806,000 and $6,928,000 during the years ended December 31, 2001, 2000 and 1999 respectively.

Golden American, a subsidiary, provides certain advisory, computer, and other resources and services to the Company. Expenses for these services incurred by the Company totaled $8,191,000, $6,192,000 and $6,107,000 for the years ended DECEMBER 31, 2001, 2000 and 1999, respectively.

The Company purchases certain administrative services from Life Insurance Company of Georgia, an affiliate. For the years ended December 31, 2001, 2000 and 1999 expenses of $5,966,000, $8,817,000 and $8,284,000 respectively, were incurred.

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the years ended December 31, 2001, 2000 and 1999 revenues of $308,000, $2,014,000 and $1,251,000, respectively, were recorded, which reduced general expenses.

The Company provides substantially all administrative services to USG Annuity & Life Company ("USG"), a wholly-owned subsidiary. For the years ended December 31, 2001, 2000 and 1999, revenues of $14,115,000, $17,208,000 and $9,804,000, respectively, were recorded which reduced general expenses.

The Company has a service agreement dated January 19, 1999 and effective December 1, 1998 with Ameribest Life Insurance Company ("Ameribest") in which the Company provides certain advisory, computer, and other resources. For the year ended December 31, 2001, 2000 and 1999 revenues of $597,000, $1,208,000 and
$1,004,000 respectively, were recorded which reduced general expenses.

The Company also provides administrative services to Locust Street Securities, Inc., an affiliate. Revenues of $4,912,000, $4,964,000 and $77,000 were recorded as a reduction of general expenses for the years ended December 31, 2001, 2000 and 1999 respectively.

The Company provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenue for these services, which reduce general expenses incurred by the Company, totaled $0, $74,000 and $147,000, respectively for the year ended December 31, 2001,2000 and 1999.

The Company entered into a service agreement on May 1, 1999 with United Life & Annuity Insurance Company ("United Life"), an affiliate, in which the Company provides certain advisory, computer, and other resources to the Company. For the year ended December 31, 2001, 2000 and 1999, the Company recorded $432,000, $870,000 and $704,000 respectively, in revenue related to this agreement which reduced general expenses incurred by the company.

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

Effective July 1, 2000, the Company entered into an agreement with Finance Shared Services of ING America Insurance Holdings, an affiliate, in Atlanta. Finance Shared Services provides the Company with financial reporting services. For the year ended December 31, 2001 and 2000, the Company incurred expenses of $15,037,000 and $3,874,000 under this agreement respectively.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 2001, 2000 and 1999.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to EIC. Interest is charged at an annual rate of 8.75%. The Company incurred interest expense of $4,375,000 on this note for each of the years ended December 31, 2001, 2000 and 1999. As a result of the merger, the promissory note is payable to EIC.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000, as amended on October 12, 1998, from one another. Interest on any Company borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus

                    Equitable Life Insurance Company of Iowa

10. RELATED PARTY TRANSACTIONS (CONTINUED)

0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The Company incurred interest expense of $512,000, $475,000 and $483,000 and recognized interest income of $1,750,000, $1,759,000 and $273,000 under this agreement for the years ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001, there were no funds payable to or receivable from ING AIH under this agreement.

On December 30, 1999, Golden American issued a surplus note in the amount of $50,000,000 to the Company. Interest on the note is charged at an annual rate of 8.179%. The note will mature on December 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,089,000 in both 2001 and 2000.

On September 30, 1999, Golden American issued a surplus note in the amount of $75,000,000 to ING AIH. The note is charged at an annual rate of 7.75%. The note will mature on September 29, 2029. Any payment of principal and/or interest is subject to the prior approval of the Delaware Insurance Commissioner. On December 30, 1999, ING AIH assigned the note to the Company. Under this agreement, the Company recorded revenue of $5,812,000 in both 2001 and 2000.

On December 30, 1998, Golden American issued a surplus note in the amount of $60,000,000 to the Company. Interest on the note is charged at an annual rate of 7.25%. The note will mature on December 29, 2028. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, the Company recorded revenue of $4,350,000 in each of 2001, 2000 and 1999.

During 2001, the Company did not pay any dividends to its Parent. During 2000 and 1999, the Company paid $0 and $76,100,000 of cash dividends to its Parent. The Company also received dividends from USG of $26,000,000, $150,000,000 and $203,000,000 during 2001, 2000 and 1999, respectively.

                    Equitable Life Insurance Company of Iowa

11. REINSURANCE

Policy reserves, premiums, and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $588,336,000 at December 31, 2001 and $603,488,000 at December 31, 2000 for
reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $3,564,000, $20,586,000, and $5,622,000 and insurance benefits have been reduced by $8,023,000, $8,650,000 and $18,010,000 in 2001, 2000 and
1999, respectively, for the cession agreements.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 2001, life insurance in force ceded amounted to $846,229,000 or 12.0% of total life insurance in force. At December 31, 2000, life insurance in force ceded amounted to $944,183,000 or 11.7% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During 2001 and 2000, the Company did not have any ceded net premiums to USG. Reserves ceded under this agreement aggregated $63,018,000 and $73,982,000 at December 31, 2001 and 2000, respectively.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement, the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. During 1998, the Company also began assuming USG's Advantage Index Annuity policies. At December 31, 2001, the Company had assumed premiums and reserves of $224,053,000 and $774,332,000, respectively. During the year ended December 31, 2000, the Company had assumed premiums and reserves of $293,259,000 and $642,364,254, respectively. During the year ended December 31, 1999, the Company had assumed premiums and reserves of $139,642,000 and $432,939,000, respectively.

                    Equitable Life Insurance Company of Iowa

11. REINSURANCE (CONTINUED)

For the years ended December 31, 2001, 2000 and 1999, the Company incurred $16,810,000, $12,802,000 and $12,248,000 of commissions plus fees, respectively.

Effective January 1, 2000, the Company entered into a coinsurance agreement with an affiliate, Southland Life. Under this agreement, the Company cedes 100% of its BOLI business to Southland Life. At December 31, 2001, the Company ceded reserves of $17,485,000.

Effective December 1, 2000, the Company entered into a coinsurance agreement with Ameribest, an affiliate. Under this agreement, the Company assumes all of Ameribest's Equity Index Annuity policies and pays Ameribest an allowance equal to commissions paid plus a fee of 0.1% of premiums. At December 31, 2001, the Company has assumed premiums and reserves of $11,403,000 and $18,699,000, respectively. At December 31, 2000, the Company had assumed premiums and reserves of $9,136,000 and $9,823,000, respectively. For the years ended December 31, 2001 and 2000, the Company incurred $1,757,000 and $969,000 of commissions plus fees respectively.

On June 30, 2000, effective January 1, 2000, the Company entered into a modified coinsurance agreement with Golden American Life Insurance Company, a subsidiary, covering a considerable portion of Golden American's variable annuities issued excluding those with an interest rate guarantee. At December 31, 2001, premiums and increase in liability for premium deposit and other funds include $1,877,782,000 and $3,229,884,000, respectively, related to this agreement. At December 31, 2000, the Company had assumed premiums and reserves of $1,710,221,000 and $1,603,805,000 respectively. For the year ended December 31, 2001 and 2000, the Company incurred $156,132,000 and $140,052,000 of commissions and fees, respectively, related to this agreement.

                    Equitable Life Insurance Company of Iowa

12. COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided for in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 2001, 2000 and 1999, rent expense totaled $8,509,000, $6,435,000 and $7,514,000, respectively. At December 31, 2001, minimum rental payments due under all non-cancelable operating leases are: 2002 - $6,077,000; 2003 - $5,714,000; 2004
-  $4,973,000;   2005  -  $2,680,000;   2006  -  $2,566,000;  and  thereafter  -
$28,192,000.

At December 31, 2001 and 2000, outstanding commitments to fund private placements and commercial mortgage loans totaled $15,633,000 and $6,000, respectively.

LITIGATION

The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Company currently believes no pending or threatened lawsuits or actions exist that are reasonably like to have a material adverse impact on the Company.

                    Equitable Life Insurance Company of Iowa

12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

VULNERABILITY FROM CONCENTRATIONS

The  Company  has  various  concentrations  in  its  investment  portfolio.  The
Company's asset growth, net investment income, and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

REVOLVING NOTE PAYABLE

To enhance short-term liquidity, the Company has established a revolving note payable effective July 27, 1998, and expiring on July 31 each year with SunTrust Bank, Atlanta (the "Bank"). On July 31, 2001, the revolving note facility was extended to July 31, 2002. The total amount the Company may have outstanding is $100,000,000. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or
(2) a rate quoted by the Bank to the Company for the advance. The terms of the agreement require the Company to maintain a minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. Under this agreement, the Company incurred interest expense of $1,646,000, $1,180,000 and $34,000 during 2001, 2000 and 1999, respectively. At December 31,
2001, there were no funds payable to the Bank under this agreement.



                    Equitable Life Insurance Company of Iowa

                    Notes to Financial Statements (continued)


13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG and Golden is summarized as follows:

                                                                                    DECEMBER 31
                                                                               2001             2000
                                                                         ----------------------------------
                                                                              (DOLLARS IN THOUSANDS)
 ADMITTED ASSETS
 Cash and investments                                                       $ 7,483,533       $6,851,426
 Investment income due and accrued                                               73,180           79,688
 Separate account assets                                                     12,966,440                -
 Other assets                                                                    33,723           20,837
                                                                         ----------------------------------
 Total admitted assets                                                      $20,556,876       $6,951,951
                                                                         ==================================
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities:
   Annuity and life policy reserves                                         $ 6,452,697       $6,186,091
   Other policy liabilities                                                     244,494          257,577
   Interest maintenance reserve                                                   5,040            9,381
   Borrowed money                                                               184,494           47,824
   Separate account liabilities                                              12,968,988                -
   Other liabilities                                                           (140,884)          88,553
   Asset valuation reserve                                                       81,009           89,764
                                                                         ----------------------------------
 Total liabilities                                                           19,795,838        6,679,190
 Capital and surplus                                                            761,038          272,762
                                                                         ----------------------------------
 Total liabilities and capital and surplus                                  $20,556,876       $6,951,951
                                                                         ==================================


                                                                 48


                    Equitable Life Insurance Company of Iowa

                    Notes to Financial Statements (continued)


13. CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES (CONTINUED)

                                                                      YEAR ENDED DECEMBER 31
                                                             2001              2000             1999
                                                       -----------------------------------------------------
                                                                      (DOLLARS IN THOUSANDS)
   Premiums, policy proceeds, and other
    considerations                                        $  5,341,855       $ 1,138,892    $    847,040
   Investment income, less investment expenses                 527,270           532,210         545,487
   Other income                                                 42,452            77,593          41,289
   Benefits                                                 (2,085,266)       (1,523,898)     (1,225,456)
   Insurance expenses                                       (3,852,256)         (110,298)        (63,251)
   Federal income taxes                                        (49,899)          (40,757)        (46,968)
                                                       -----------------------------------------------------
   (Loss) gain from operations before net realized
     capital gains (losses)                                    (75,844)           73,742          98,141
   Net realized capital gains (losses)                         (51,090)           (6,971)          5,946
                                                       -----------------------------------------------------
   Net (loss) income                                      $   (126,934)      $    66,771     $   104,087
                                                       =====================================================



14. RECONCILIATION TO THE ANNUAL STATEMENT

At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following (in thousands):

                                                                                        CAPITAL AND
                                                                NET INCOME                SURPLUS
                                                           -------------------------------------------
Amounts as reported in the
 2001 Annual Statement                                               $(89,079)            $1,038,822
Subsidiary dividend income                                             26,000                      -
                                                           -------------------------------------------
Amounts as reported in the accompanying
 statutory-basis financial statements                                $(63,079)            $1,038,822
                                                           ===========================================


                                                                 49

FINANCIAL STATEMENTS
Equitable Life Insurance Company of Iowa
Separate Account A
YEAR ENDED DECEMBER 31, 2001
WITH REPORT OF INDEPENDENT AUDITORS

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                              Financial Statements

                          Year ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................9
Notes to Financial Statements.................................................14

                         Report of Independent Auditors

The Board of Directors and Participants
Equitable Life Insurance Company of Iowa

We have audited the accompanying statement of assets and liabilities of Equitable Life Insurance Company of Iowa Separate Account A (comprised of the Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, All-Growth, Capital Appreciation, Value Equity, Strategic Equity, Growth Opportunities, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Core Bond, Limited Maturity Bond, Liquid Asset, Investors, Large Cap Value, Managed Global, All Cap, International Equity, PIMCO High Yield Bond, PIMCO Stocks PLUS Growth and Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Select Conservative, Select Income, Prudential Jennison, and Pilgrim Worldwide Growth Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa Separate Account A at December 31, 2001, and the results of its operations and changes in its net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.



Atlanta, Georgia
February 15, 2002



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Assets and Liabilities

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                      FULLY           RISING          SMALL          EQUITY          HARD          REAL
                                     MANAGED         DIVIDENDS         CAP           INCOME         ASSETS        ESTATE
                                      SERIES          SERIES         SERIES          SERIES         SERIES        SERIES
                               ----------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value              $ 30,020        $ 54,488       $ 30,560        $ 5,718         $ 290      $   3,714
                               ----------------------------------------------------------------------------------------------
Total assets                           30,020          54,488         30,560          5,718           290          3,714
                               ----------------------------------------------------------------------------------------------

Net assets                           $ 30,020  $       54,488       $ 30,560        $ 5,718         $ 290      $   3,714
                               ==============================================================================================

Number of units outstanding         1,063,957       2,517,253      1,710,079        239,291        20,494        130,769
                               ==============================================================================================

Value per unit                       $  28.22  $        21.65       $  17.87        $ 23.90        $14.15      $   28.40
                               ==============================================================================================

Total number of shares              1,715,460       2,669,668      2,902,273        501,166        29,600        237,461
                               ==============================================================================================

Cost of shares                       $ 29,313  $       61,326       $ 42,150        $ 5,865         $ 316      $   3,743
                               ==============================================================================================


SEE ACCOMPANYING NOTES.


                                                                  2


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                    CAPITAL           VALUE       STRATEGIC        DEVELOPING           MID-CAP
                                 APPRECIATION        EQUITY        EQUITY             WORLD             GROWTH          RESEARCH
                                    SERIES           SERIES        SERIES            SERIES             SERIES           SERIES
                               -----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $  5,662        $   2,923     $   8,753         $    2,345      $     195,205     $    227,224
                               -----------------------------------------------------------------------------------------------------
Total assets                          5,662            2,923         8,753              2,345            195,205          227,224
                               -----------------------------------------------------------------------------------------------------

Net assets                         $  5,662        $   2,923     $   8,753         $    2,345      $     195,205     $    227,224
                               =====================================================================================================

Number of units outstanding         262,158          159,381       595,198            331,242          6,138,194       11,117,778
                               =====================================================================================================

Value per unit                     $  21.60        $   18.34     $   14.71         $     7.08      $      31.80      $      20.44
                               =====================================================================================================

Total number of shares              398,703          187,948       665,162            330,324         13,766,844       14,203,540
                               =====================================================================================================

Cost of shares                     $  6,292        $   3,085     $   9,981         $    3,219      $     280,783     $    275,625
                               =====================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 3


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                  TOTAL            CAPITAL                                      LIMITED MATURITY         LIQUID
                                  RETURN           GROWTH            GROWTH       CORE BOND          BONDS               ASSET
                                  SERIES           SERIES            SERIES         SERIES           SERIES              SERIES
                               ----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $ 202,440        $ 70,000        $ 90,264        $ 7,046          $ 31,561           $  41,712
                               ----------------------------------------------------------------------------------------------------
Total assets                         202,440          70,000          90,264          7,046            31,561              41,712
                               ----------------------------------------------------------------------------------------------------

Net assets                         $ 202,440        $ 70,000        $ 90,264        $ 7,046          $ 31,561           $  41,712
                               ====================================================================================================

Number of units outstanding        9,848,164       4,782,459       5,960,686        594,210         1,655,740           2,632,853
                               ====================================================================================================

Value per unit                      $  20.56        $  14.64        $  15.14        $ 11.86          $  19.06            $  15.84
                               ====================================================================================================

Total number of shares            12,699,043       5,490,587       6,541,487        720,095         2,863,962          41,711,706
                               ====================================================================================================

Cost of shares                     $ 198,389        $ 84,845       $ 143,985        $ 7,814          $ 31,198           $  41,712
                               ====================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                                 LARGE
                                                  CAP           MANAGED                         INTERNATIONAL         PIMCO
                                 INVESTORS       VALUE          GLOBAL           ALL CAP            EQUITY        HIGH YIELD BOND
                                   SERIES       SERIES          SERIES            SERIES            SERIES           PORTFOLIO
                               --------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value            $ 3,784       $ 5,773         $ 1,958          $ 6,728           $ 27,208          $ 4,432
                               --------------------------------------------------------------------------------------------------
Total assets                         3,784         5,773           1,958            6,728             27,208            4,432
                               --------------------------------------------------------------------------------------------------

Net assets                         $ 3,784       $ 5,773         $ 1,958          $ 6,728           $ 27,208          $ 4,432
                               ==================================================================================================

Number of units outstanding        356,036       576,109         111,682          577,462          3,140,798          438,816
                               ==================================================================================================

Value per unit                     $ 10.63       $ 10.02         $ 17.53          $ 11.65           $   8.66          $ 10.10
                               ==================================================================================================

Total number of shares             360,396       567,046         188,330          583,474          3,280,893          562,505
                               ==================================================================================================

Cost of shares                     $ 4,005       $ 5,863         $ 2,387          $ 6,870           $ 43,287          $ 4,620
                               ==================================================================================================



SEE ACCOMPANYING NOTES.


                                                                 4b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)


                                      PIMCO        SMITH BARNEY     SMITH BARNEY      SMITH BARNEY
                                    STOCKSPLUS       LARGE CAP    INTERNATIONAL ALL       HIGH        SMITH BARNEY
                                 GROWTH & INCOME       VALUE         CAP GROWTH          INCOME       MONEY MARKET   APPRECIATION
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO       PORTFOLIO
                               ----------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value               $ 7,638         $ 76,678         $ 22,004         $ 14,330        $ 17,642        $ 70,851
                               ----------------------------------------------------------------------------------------------------
Total assets                            7,638           76,678           22,004           14,330          17,642          70,851
                               ----------------------------------------------------------------------------------------------------

Net assets                            $ 7,638         $ 76,678         $ 22,004         $ 14,330        $ 17,642        $ 70,851
                               ====================================================================================================

Number of units outstanding           746,623        4,001,713        1,827,559        1,212,079       1,406,526       4,150,696
                               ====================================================================================================

Value per unit                        $ 10.23         $  19.16         $  12.04         $  11.82        $  12.54        $  17.07
                               ====================================================================================================

Total number of shares                817,027        4,124,225        1,838,260        1,674,014      17,642,160       3,270,836
                               ====================================================================================================

Cost of shares                        $ 9,867         $ 81,518         $ 27,768         $ 20,280        $ 17,642        $ 67,157
                               ====================================================================================================



SEE ACCOMPANYING NOTES.

                                                                 4c


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statement of Assets and Liabilities (continued)

                                                          December 31, 2001
                                            (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)



                                SELECT HIGH                                           PRUDENTIAL          PILGRIM
                                  GROWTH         SELECT GROWTH    SELECT BALANCED      JENNISON      WORLDWIDE GROWTH
                                 PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          SERIES
                               ---------------------------------------------------------------------------------------
ASSETS
  Investments in mutual
    funds at fair value           $ 31,610          $ 49,444         $  55,899             $ 486            $ 298
                               ---------------------------------------------------------------------------------------
Total assets                        31,610            49,444            55,899               486              298
                               ---------------------------------------------------------------------------------------

Net assets                        $ 31,610          $ 49,444         $  55,899             $ 486            $ 298
                               =======================================================================================

Number of units outstanding      2,580,600         4,172,221         4,394,969            77,060           42,504
                               =======================================================================================

Value per unit                    $  12.25          $  11.85         $   12.72            $ 6.31           $ 7.01
                               =======================================================================================

Total number of shares           2,879,500         4,304,193         5,036,295            26,297           41,639
                               =======================================================================================

Cost of shares                    $ 35,292          $ 51,527         $  59,470             $ 471            $ 366
                               =======================================================================================



SEE ACCOMPANYING NOTES.

                                                                 4d


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                       Statement of Operations

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                                FULLY           RISING            SMALL              EQUITY             HARD
                                               MANAGED         DIVIDENDS           CAP               INCOME            ASSETS
                                              DIVISION         DIVISION          DIVISION           DIVISION          DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                     $  758           $    168         $     35            $   92              $  -
                                           ----------------------------------------------------------------------------------------
Total investment income                           758                168               35                92                 -

Expenses:
 Mortality and expense risk charges               364                827              434                65                 3
 Annual contract charges                           21                 56               35                 4                 -
                                           ----------------------------------------------------------------------------------------
Total expenses                                    385                883              469                69                 3
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                      373               (715)            (434)               23                (3)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                      851             (1,204)         (10,007)               37               (13)
Capital gains distributions                       488                631                3               103                 -
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                  1,339               (573)         (10,004)              140               (13)

Net unrealized appreciation
 (depreciation) of investments                    134             (8,307)           9,004              (210)              (25)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations              $1,846            $(9,595)       $  (1,434)           $  (47)             $(41)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.


                                                                 5


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                               REAL             CAPITAL            VALUE         STRATEGIC      DEVELOPING
                                              ESTATE          APPRECIATION         EQUITY         EQUITY          WORLD
                                             DIVISION           DIVISION          DIVISION       DIVISION        DIVISION
                                           ------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                        $131       $       4          $    24      $        -        $   27
                                           ------------------------------------------------------------------------------------
Total investment income                            131               4               24               -            27

Expenses:
 Mortality and expense risk charges                 44              85               38             142            39
 Annual contract charges                             3               8                2              10             3
                                           ------------------------------------------------------------------------------------
Total expenses                                      47              93               40             152            42
                                           ------------------------------------------------------------------------------------
Net investment income (loss)                        84             (89)             (16)           (152)          (15)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                        86            (847)            (125)         (4,197)         (460)
Capital gains distributions                         47              13               36              65             4
                                           ------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                     133            (834)             (89)         (4,132)         (456)

Net unrealized appreciation
 (depreciation) of investments                     (51)            (91)            (188)          1,392           180
                                           ------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations                 $166         $(1,014)           $(293)        $(2,892)        $(291)
                                           ====================================================================================



  SEE ACCOMPANYING NOTES.


                                                                 6a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                            MID-CAP                              TOTAL             CAPITAL
                                             GROWTH          RESEARCH           RETURN             GROWTH            GROWTH
                                            DIVISION         DIVISION          DIVISION           DIVISION           DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                   $     784       $      292      $    8,681           $       -        $        -
                                           ----------------------------------------------------------------------------------------
Total investment income                            784              292           8,681                   -                 -

Expenses:
 Mortality and expense risk charges              3,243            3,758           2,928               1,094             1,566
 Annual contract charges                           197              237             165                  77               124
                                           ----------------------------------------------------------------------------------------
Total expenses                                   3,440            3,995           3,093               1,171             1,690
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                    (2,656)          (3,703)          5,588              (1,171)           (1,690)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                    (4,340)             690           4,536              (1,829)           (7,617)
Capital gains distributions                        284            5,893           4,254                   7                90
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                  (4,056)           6,583           8,790              (1,822)           (7,527)

Net unrealized appreciation
 (depreciation) of investments                 (64,015)         (78,089)        (16,752)            (11,343)          (36,688)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations             $(70,727)        $(75,209)     $   (2,374)           $(14,336)         $(45,905)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                  6b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                              CORE             LIMITED           LIQUID                         LARGE CAP
                                              BOND          MATURITY BOND        ASSET         INVESTORS         VALUE
                                            DIVISION          DIVISION          DIVISION        DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                   $  16              $1,210         $  1,469         $   31         $     9
                                           -----------------------------------------------------------------------------------
Total investment income                         16               1,210            1,469             31               9

Expenses:
 Mortality and expense risk charges             95                 428              561             54              66
 Annual contract charges                         5                  20               88              2               3
                                           -----------------------------------------------------------------------------------
Total expenses                                 100                 448              649             56              69
                                           -----------------------------------------------------------------------------------
Net investment income (loss)                   (84)                762              820            (25)            (60)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                  (107)                298                -            (28)           (122)
Capital gains distributions                     17                  (1)               3              3               2
                                           -----------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                 (90)                297                3            (25)           (120)

Net unrealized appreciation
 (depreciation) of investments                 234                 985                -           (219)             (2)
                                           -----------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations            $  60              $2,044         $    823          $(269)          $(182)
                                           ===================================================================================



  SEE ACCOMPANYING NOTES.

                                                                  7


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)

                                                                                                                          PIMCO
                                                                                                     PIMCO              STOCKSPLUS
                                              MANAGED                         INTERNATIONAL        HIGH YIELD           GROWTH AND
                                              GLOBAL        ALL CAP              EQUITY               BOND                INCOME
                                             DIVISION      DIVISION             DIVISION            DIVISION             DIVISION
                                           -----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                  $     2           $  66              $     -              $ 382              $   314
                                           -----------------------------------------------------------------------------------------
Total investment income                           2              66                    -                382                  314

Expenses:
 Mortality and expense risk charges              24              80                  449                 68                  105
 Annual contract charges                          1               4                   30                  3                    6
                                           -----------------------------------------------------------------------------------------
Total expenses                                   25              84                  479                 71                  111
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                    (23)            (18)                (479)               311                  203

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                   (290)           (107)              (2,923)              (324)                (740)
Capital gains distributions                      (1)             11                    4                  2                    2
                                           -----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                 (291)            (96)              (2,919)              (322)                (738)

Net unrealized appreciation
 (depreciation) of investments                   73             (78)              (6,038)                40                 (558)
                                           -----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations             $(241)          $(192)             $(9,436)             $  29              $(1,093)
                                           =========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)

                                                                     SMITH             SMITH           SMITH
                                              SMITH BARNEY           BARNEY            BARNEY          BARNEY
                                                LARGE CAP         INTERNATIONAL         HIGH           MONEY
                                                  VALUE           ALL CAP GROWTH       INCOME          MARKET        APPRECIATION
                                                DIVISION            DIVISION           DIVISION        DIVISION         DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                      $  1,124          $       -            $ 1,842           $471          $    825
                                           ----------------------------------------------------------------------------------------
Total investment income                            1,124                  -              1,842            471               825

Expenses:
 Mortality and expense risk charges                1,163                376                221            200             1,050
 Annual contract charges                              63                 20                 11             35                58
                                           ----------------------------------------------------------------------------------------
Total expenses                                     1,226                396                232            235             1,108
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                        (102)              (396)             1,610            236              (283)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                         661                209               (884)             -               874
Capital gains distributions                        2,892                  1                  -             (1)                2
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                     3,553                210               (884)            (1)              876

Net unrealized appreciation
 (depreciation) of investments                   (12,057)           (11,179)            (1,537)             -            (5,088)
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations               $ (8,606)          $(11,365)          $   (811)          $235           $(4,495)
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statement of Operations (continued)

                                                For the year ended December 31, 2001
                                                       (DOLLARS IN THOUSANDS)



                                                   SELECT            SELECT          SELECT           SELECT            SELECT
                                                 HIGH GROWTH         GROWTH         BALANCED       CONSERVATIVE         INCOME
                                                  DIVISION          DIVISION        DIVISION         DIVISION          DIVISION
                                           ----------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                        $ 1,808           $      -         $ 2,128           $ 810             $ 286
                                           ----------------------------------------------------------------------------------------
Total investment income                             1,808                  -           2,128             810               286

Expenses:
 Mortality and expense risk charges                   502                755             801              53                15
 Annual contract charges                               37                 49              39               2                 -
                                           ----------------------------------------------------------------------------------------
Total expenses                                        539                804             840              55                15
                                           ----------------------------------------------------------------------------------------
Net investment income (loss)                        1,269               (804)          1,288             755               271

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                           83                222             431            (864)             (353)
Capital gains distributions                         1,685                  2           1,758              83                 -
                                           ----------------------------------------------------------------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                      1,768                224           2,189            (781)             (353)

Net unrealized appreciation
 (depreciation) of investments                     (8,765)            (6,185)         (5,398)            200               136
                                           ----------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from operations                 $(5,728)           $(6,765)        $(1,921)          $ 174             $  54
                                           ========================================================================================



  SEE ACCOMPANYING NOTES.

                                                                 8c

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                       Statement of Operations (continued)

                      For the year ended December 31, 2001
                             (DOLLARS IN THOUSANDS)


                                                               PILGRIM
                                             PRUDENTIAL       WORLDWIDE
                                              JENNISON         GROWTH
                                              DIVISION         DIVISION
                                           ---------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                      $   -            $   -
                                           ---------------------------------
Total investment income                             -                -

Expenses:
 Mortality and expense risk charges                 3                4
 Annual contract charges                            -                -
                                           ---------------------------------
Total expenses                                      3                4
                                           ---------------------------------
Net investment income (loss)                       (3)              (4)

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on
 investments                                      (99)             (16)
Capital gains distributions                         2                -
                                           ---------------------------------
Total realized gain (loss) on
 investments and capital gains
 distributions                                    (97)             (16)

Net unrealized appreciation
 (depreciation) of investments                     62              (49)
                                           ---------------------------------

Net increase (decrease) in net
 assets resulting from operations                $(38)            $(69)
                                           =================================



  SEE ACCOMPANYING NOTES.

                                       8d


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                                 Statements of Changes in Net Assets

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)




                                                 FULLY             RISING                              EQUITY             HARD
                                                MANAGED          DIVIDENDS          SMALL CAP          INCOME            ASSETS
                                               DIVISION           DIVISION           DIVISION         DIVISION          DIVISION
                                            -------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                   $16,537           $ 76,703           $ 37,613           $2,751            $ 955

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       747               (749)            10,595              108               (6)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     892              4,961             11,811             (339)             (14)
 Net unrealized appreciation
  (depreciation) of investments                   1,653             (6,996)           (31,047)             469              (21)
                                            -------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                3,292             (2,784)            (8,641)             238              (41)

Changes from principal transactions:
 Purchase payments                                1,070              4,867              3,980              215               24
 Contract distributions and
  terminations                                     (899)            (3,969)            (2,227)            (292)             (32)
 Transfer payments from (to) Fixed
  Account and other Divisions                     2,390             (4,060)             2,580              (44)            (658)
                                            -------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions             2,561             (3,162)             4,333             (121)            (666)
                                            -------------------------------------------------------------------------------------
Total increase (decrease)                         5,853             (5,946)            (4,308)             117             (707)
                                            -------------------------------------------------------------------------------------
Net assets at December 31, 2000                  22,390             70,757             33,305            2,868              248

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       373               (715)              (434)              23               (3)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                   1,339               (573)           (10,004)             140              (13)
 Net unrealized appreciation
  (depreciation) of investments                     134             (8,307)             9,004             (210)             (25)
                                            -------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                1,846             (9,595)            (1,434)             (47)             (41)

Changes from principal transactions:
 Purchase payments                                1,047              2,409              1,858              279               23
 Contract distributions and terminations         (1,278)            (2,459)            (1,296)            (339)              (9)
 Transfer payments from (to) Fixed
  Account and other Divisions                     6,015             (6,624)            (1,873)           2,957               69
                                            -------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions             5,784             (6,674)            (1,311)           2,897               83
                                            -------------------------------------------------------------------------------------
Total increase (decrease)                         7,630            (16,269)            (2,745)           2,850               42
                                            -------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                 $30,020           $ 54,488           $ 30,560           $5,718            $ 290
                                            =====================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.


                                                                  9


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                              REAL               ALL-              CAPITAL             VALUE          STRATEGIC
                                             ESTATE             GROWTH           APPRECIATION          EQUITY           EQUITY
                                            DIVISION           DIVISION            DIVISION           DIVISION         DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                $  741             $ 1,557             $ 3,579            $1,512          $  5,696

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    78                 741                   3               (11)             (172)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  72                (304)               (895)             (201)           (1,036)
 Net unrealized appreciation
  (depreciation) of investments                 129                (417)               (664)              108            (3,586)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations              279                  20              (1,556)             (104)           (4,794)

Changes from principal transactions:
 Purchase payments                              120                   2               1,069               141             2,238
 Contract distributions and
  terminations                                 (129)                (20)               (239)             (205)             (675)
 Transfer payments from (to) Fixed
  Account and other Divisions                 1,473              (1,559)              4,633             1,418             9,735
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         1,464              (1,577)              5,463             1,354            11,298
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                     1,743              (1,557)              3,907             1,250             6,504
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000               2,484                   -               7,486             2,762            12,200

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    84                   -                 (89)              (16)             (152)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 133                   -                (834)              (89)           (4,132)
 Net unrealized appreciation
  (depreciation) of investments                 (51)                  -                 (91)             (188)            1,392
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations              166                   -              (1,014)             (293)           (2,892)

Changes from principal transactions:
 Purchase payments                              178                   -                 420               125               693
 Contract distributions and terminations       (155)                  -                (290)             (171)             (507)
 Transfer payments from (to) Fixed
  Account and other Divisions                 1,041                   -                (940)              500              (741)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         1,064                   -                (810)              454               555
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                     1,230                   -              (1,824)              161            (3,447)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $3,714            $      -             $ 5,662            $2,923           $ 8,753
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.


                                                                 10


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                               GROWTH        DEVELOPING         MID-CAP                              TOTAL
                                           OPPORTUNITIES       WORLD            GROWTH             RESEARCH         RETURN
                                              DIVISION        DIVISION         DIVISION            DIVISION        DIVISION
                                          ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                  $ 243          $  4,815        $ 236,452           $ 369,426        $214,998

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     12               (48)          97,534              (1,527)          6,716
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (21)              323           20,877              45,661          14,768
 Net unrealized appreciation
  (depreciation) of investments                   (5)           (1,905)        (105,352)            (65,131)          6,086
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               (14)           (1,630)          13,059             (20,997)         27,570

Changes from principal transactions:
 Purchase payments                                 -               577           11,645              11,958           7,776
 Contract distributions and
  terminations                                     -              (275)         (14,456)            (18,359)        (11,176)
 Transfer payments from (to) Fixed
  Account and other Divisions                   (229)             (639)          43,461              (4,322)        (22,420)
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions           (229)             (337)          40,650             (10,723)        (25,820)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                       (243)           (1,967)          53,709             (31,720)          1,750
                                          ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                    -             2,848          290,161             337,706         216,748

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      -               (15)          (2,656)             (3,703)          5,588
 Net realized gain (loss) on
  investments and capital gains
  distributions                                    -              (456)          (4,056)              6,583           8,790
 Net unrealized appreciation
  (depreciation) of investments                    -               180          (64,015)            (78,089)        (16,752)
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 -              (291)         (70,727)            (75,209)         (2,374)

Changes from principal transactions:
 Purchase payments                                 -               131            6,147               5,929           5,429
 Contract distributions and terminations           -              (136)          (8,115)             (9,551)         (8,854)
 Transfer payments from (to) Fixed
  Account and other Divisions                      -              (207)         (22,261)            (31,651)         (8,509)
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              -              (212)         (24,229)            (35,273)        (11,934)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                          -              (503)         (94,956)           (110,482)        (14,308)
                                          ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001              $     -           $ 2,345        $ 195,205           $ 227,224       $ 202,440
                                          =======================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 11


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                                   LIMITED
                                              CAPITAL                               CORE           MATURITY            LIQUID
                                              GROWTH              GROWTH            BOND             BOND              ASSET
                                              DIVISION          DIVISION          DIVISION         DIVISION           DIVISION
                                          ---------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                 $132,629           $195,012          $ 9,051         $ 37,221           $ 53,181

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     (366)             5,183              267            1,314              1,787
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  8,181             43,629             (280)            (163)                 8
 Net unrealized appreciation
  (depreciation) of investments                (30,192)           (95,276)             (84)             563                  -
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations             (22,377)           (46,464)             (97)           1,714              1,795

Changes from principal transactions:
 Purchase payments                               4,805             14,274              384            1,224             35,762
 Contract distributions and
  terminations                                  (5,843)           (11,380)            (485)          (2,156)           (60,056)
 Transfer payments from (to) Fixed
  Account and other Divisions                  (14,237)            (2,208)          (1,877)          (9,886)             3,307
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions          (15,275)               686           (1,978)         (10,818)           (20,987)
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                      (37,652)           (45,778)          (2,075)          (9,104)           (19,192)
                                          ---------------------------------------------------------------------------------------
Net assets at December 31, 2000                 94,977            149,234            6,976           28,117             33,989

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                   (1,171)            (1,690)             (84)             762                820
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 (1,822)            (7,527)             (90)             297                  3
 Net unrealized appreciation
  (depreciation) of investments                (11,343)           (36,688)             234              985                  -
                                          ---------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations             (14,336)           (45,905)              60            2,044                823

Changes from principal transactions:
 Purchase payments                               2,764              5,770              168              990             11,928
 Contract distributions and terminations        (2,877)            (4,479)            (339)          (1,805)           (66,550)
 Transfer payments from (to) Fixed
  Account and other Divisions                  (10,528)           (14,356)             181            2,215             61,522
                                          ---------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions          (10,641)           (13,065)              10            1,400              6,900
                                          ---------------------------------------------------------------------------------------
Total increase (decrease)                      (24,977)           (58,970)              70            3,444              7,723
                                          ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001               $ 70,000           $ 90,264          $ 7,046         $ 31,561           $ 41,712
                                          =======================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 12


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)



                                                                                    MANAGED                          INTERNATIONAL
                                             INVESTORS        LARGE CAP VALUE   GLOBAL DIVISION        ALL CAP          EQUITY
                                            DIVISION (e)        DIVISION (b)          (a)            DIVISION (c)      DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                $       -         $      -              $     -       $        -          $ 58,172

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                       64                8                  289               66               366
 Net realized gain (loss) on
  investments and capital gains
  distributions                                      2              (14)                  64                9            11,849
 Net unrealized appreciation
  (depreciation) of investments                     (2)             (88)                (502)             (64)          (27,599)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                  64              (94)                (149)              11           (15,384)

Changes from principal transactions:
 Purchase payments                                 174              203                  153              264             2,685
 Contract distributions and
  terminations                                     (92)            (105)                  (7)             (31)           (3,180)
 Transfer payments from (to) Fixed
  Account and other Divisions                    2,802            3,831                1,266            3,254            (1,597)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            2,884            3,929                1,412            3,487            (2,092)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                        2,948            3,835                1,263            3,498           (17,476)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                  2,948            3,835                1,263            3,498            40,696

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      (25)             (60)                 (23)             (18)             (479)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                    (25)            (120)                (291)             (96)           (2,919)
 Net unrealized appreciation
  (depreciation) of investments                   (219)              (2)                  73              (78)           (6,038)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                (269)            (182)                (241)            (192)           (9,436)

Changes from principal transactions:
 Purchase payments                                 133              410                  209              480             1,173
 Contract distributions and terminations          (349)            (398)                 (78)            (415)           (1,344)
 Transfer payments from (to) Fixed
  Account and other Divisions                    1,321            2,108                  805            3,357            (3,881)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            1,105            2,120                  936            3,422            (4,052)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                          836            1,938                  695            3,230           (13,488)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                 $3,784           $5,773              $ 1,958           $6,728          $ 27,208
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                 13a


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)

                                                                PIMCO              SMITH              SMITH               SMITH
                                               PIMCO         STOCKS PLUS           BARNEY             BARNEY              BARNEY
                                               HIGH           GROWTH AND         LARGE CAP      INTERNATIONAL ALL          HIGH
                                            YIELD BOND          INCOME             VALUE            CAP GROWTH            INCOME
                                             DIVISION          DIVISION           DIVISION           DIVISION            DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                  $4,398         $ 8,154             $104,328           $ 44,572            $ 21,057

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     309             475                 (167)              (346)              1,427
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (303)             61                6,664              1,204                (242)
 Net unrealized appreciation
  (depreciation) of investments                  (114)         (1,763)               2,719            (12,997)             (2,920)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               (108)         (1,227)               9,216            (12,139)             (1,735)

Changes from principal transactions:
 Purchase payments                                268             583                1,413                958                 435
 Contract distributions and
  terminations                                   (282)           (578)              (5,495)            (1,987)             (1,146)
 Transfer payments from (to) Fixed
  Account and other Divisions                      83           1,808              (17,616)             4,563              (2,266)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              69           1,813              (21,698)             3,534              (2,977)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                         (39)            586              (12,482)            (8,605)             (4,712)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                 4,359           8,740               91,846             35,967              16,345

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                     311             203                 (102)              (396)              1,610
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  (322)           (738)               3,553                210                (884)
 Net unrealized appreciation
  (depreciation) of investments                    40            (558)             (12,057)           (11,179)             (1,537)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 29          (1,093)              (8,606)           (11,365)               (811)

Changes from principal transactions:
 Purchase payments                                284             301                  789                291                 117
 Contract distributions and terminations         (284)           (275)              (3,286)              (731)               (604)
 Transfer payments from (to) Fixed
  Account and other Divisions                      44             (35)              (4,065)            (2,158)               (717)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions              44              (9)              (6,562)            (2,598)             (1,204)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                          73          (1,102)             (15,168)           (13,963)             (2,015)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                $4,432         $ 7,638            $  76,678           $ 22,004            $ 14,330
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13b


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                              SMITH                                 SELECT
                                              BARNEY                                 HIGH           SELECT            SELECT
                                           MONEY MARKET       APPRECIATION          GROWTH          GROWTH           BALANCED
                                             DIVISION            DIVISION          DIVISION        DIVISION          DIVISION
                                          -----------------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000                 $ 17,406            $ 92,147          $48,465        $ 71,104            $58,498

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      447                (637)             506             761                900
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     (4)              4,179            2,548           3,606              3,188
 Net unrealized appreciation
  (depreciation) of investments                      -              (5,282)          (7,276)         (8,593)            (2,305)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 443              (1,740)          (4,222)         (4,226)             1,783

Changes from principal transactions:
 Purchase payments                                 269               1,380            1,003             917                724
 Contract distributions and
  terminations                                 (29,588)             (3,754)          (1,668)         (2,510)            (2,393)
 Transfer payments from (to) Fixed
  Account and other Divisions                   20,731              (6,864)            (291)         (3,579)            (5,764)
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions           (8,588)             (9,238)            (956)         (5,172)            (7,433)
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                       (8,145)            (10,978)          (5,178)         (9,398)            (5,650)
                                          -----------------------------------------------------------------------------------------
Net assets at December 31, 2000                  9,261              81,169           43,287          61,706             52,848

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                      236                (283)           1,269            (804)             1,288
 Net realized gain (loss) on
  investments and capital gains
  distributions                                     (1)                876            1,768             224              2,189
 Net unrealized appreciation
  (depreciation) of investments                      -              (5,088)          (8,765)         (6,185)            (5,398)
                                          -----------------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations                 235              (4,495)          (5,728)         (6,765)            (1,921)

Changes from principal transactions:
 Purchase payments                                (179)                755              385             480                207
 Contract distributions and terminations       (36,467)             (2,661)          (1,219)         (1,662)            (3,135)
 Transfer payments from (to) Fixed
  Account and other Divisions                   44,792              (3,917)          (5,115)         (4,315)             7,900
                                          -----------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions            8,146              (5,823)          (5,949)         (5,497)             4,972
                                          -----------------------------------------------------------------------------------------
Total increase (decrease)                        8,381             (10,318)         (11,677)        (12,262)             3,051
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001               $ 17,642            $ 70,851          $31,610        $ 49,444            $55,899
                                          =========================================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13c


                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                           Statements of Changes in Net Assets (continued)

                                   For the years ended December 31, 2001 and 2000, except as noted
                                                       (DOLLARS IN THOUSANDS)


                                                                                                  PILGRIM
                                             SELECT           SELECT         PRUDENTIAL          WORLDWIDE
                                           CONSERVATIVE       INCOME          JENNISON        GROWTH DIVISION
                                             DIVISION       DIVISION        DIVISION (d)            (d)
                                          ---------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 2000               $ 14,426          $ 5,911            $    -             $   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    439              201                (1)                -
 Net realized gain (loss) on
  investments and capital gains
  distributions                                  412              (67)               10                (2)
 Net unrealized appreciation
  (depreciation) of investments                 (501)             (49)              (47)              (19)
                                          ---------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               350               85               (38)              (21)

Changes from principal transactions:
 Purchase payments                                72               25                50                38
 Contract distributions and
  terminations                                  (682)            (252)               (6)               (1)
 Transfer payments from (to) Fixed
  Account and other Divisions                 (2,426)          (2,452)              177               215
                                          ---------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions         (3,036)          (2,679)              221               252
                                          ---------------------------------------------------------------------
Total increase (decrease)                     (2,686)          (2,594)              183               231
                                          ---------------------------------------------------------------------
Net assets at December 31, 2000               11,740            3,317               183               231

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                    755              271                (3)               (4)
 Net realized gain (loss) on
  investments and capital gains
  distributions                                 (781)            (353)              (97)              (16)
 Net unrealized appreciation
  (depreciation) of investments                  200              136                62               (49)
                                          ---------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from operations               174               54               (38)              (69)

Changes from principal transactions:
 Purchase payments                                10                2                63                60
 Contract distributions and terminations        (334)             (92)              (10)               (4)
 Transfer payments from (to) Fixed
  Account and other Divisions                (11,590)          (3,281)              288                80
                                          ---------------------------------------------------------------------
 Increase (decrease) in net assets
  derived from principal transactions        (11,914)          (3,371)              341               136
                                          ---------------------------------------------------------------------
Total increase (decrease)                    (11,740)          (3,317)              303                67
                                          ---------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001            $       -       $        -              $486              $298
                                          =====================================================================

(a) Commencement of operations, May 2, 2000.
(b) Commencement of operations, May 3, 2000.
(c) Commencement of operations, May 9, 2000.
(d) Commencement of operations, May 30, 2000.
(e) Commencement of operations, June 7, 2000.


SEE ACCOMPANYING NOTES.

                                                                13d

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION

Equitable Life Insurance Company of Iowa Separate Account A (the "Account") was established by Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Company") in accordance with the provisions of Iowa Insurance laws to support the operations of variable annuity contracts ("Contracts"). Equitable Life is engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("EIC"), which is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services company based in the Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Equitable Life Fixed Interest Division, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business the Company may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company.

At December 31, 2001, the Account had, under the Company's Equi-Select Variable Annuity product, twenty-seven investment divisions: Fully Managed, Rising Dividends, Small Cap, Equity Income, Hard Assets, Real Estate, Capital Appreciation, Value Equity, Strategic Equity, Developing World, Mid-Cap Growth, Research, Total Return, Capital Growth, Growth, Core Bond, Limited Maturity Bond, Liquid Asset, Investors, Large Cap Value, Managed Global, All Cap, International Equity, PIMCO High Yield Bond, PIMCO Stocks PLUS Growth and Income, Prudential Jennison, and Pilgrim Worldwide Growth. The Separate Account also had, under the Company's PrimElite variable annuity contracts, eleven investment divisions: Smith Barney Large Cap Value, Smith Barney International

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

All Cap Growth, Smith Barney High Income, Smith Barney Money Market, Appreciation, Select High Growth, Select Growth, Select Balanced, Mid-Cap Growth, Research, and Total Return (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, PIMCO Variable Insurance Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund Inc., Smith Barney Concert Allocation Series Inc., Prudential Series Fund Inc., or Pilgrim Variable Insurance Trust (the "Trusts").

On January 28, 2000, the consolidation of the All-Growth and Growth Opportunities Series into the Mid-Cap Growth Series took place at no cost to current contract holders. The separate accounts in the Series substituted shares of the Mid-Cap Growth Series for shares of the All-Growth and Growth Opportunities Series.

Following approval by their respective shareholders, the Smith Barney Select Income Series and Smith Barney Select Conservative Series were consolidated by a merger of their assets into the Smith Barney Select Balanced Series on April 27, 2001 at no cost to current contract holders. Travelers Investment Adviser, Inc., the Series' manager, absorbed all costs associated with the merger.

On May 1, 2001, Pacific Investment Manager began serving as Portfolio Manager for the Global Fixed Income Series. At that date, the name of the Global Fixed Income Series was changed to the Core Bond Series.

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to contract holders. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemption's of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of the Company.

RECLASSIFICATIONS

Certain amounts in the 2000 financial information have been reclassified to conform to the 2001 presentation.

                    Equitable Life Insurance Company of Iowa
                               Separate Account A

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts
to  cover  the  Company's   expenses  in   connection   with  the  issuance  and
administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES

The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account.

ANNUAL CONTRACT CHARGES

An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

OTHER CHARGES

A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

PREMIUM TAXES

Premium taxes are deductible, where applicable, from the purchase payment or Contract value. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.




                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                    YEAR ENDED DECEMBER 31
                                                              2001                             2000
                                                -----------------------------------------------------------------
                                                   PURCHASES          SALES          PURCHASES         SALES
                                                -----------------------------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
The GCG Trust:
  Fully Managed Series                               $18,532         $11,887          $   9,804       $  5,476
  Rising Dividends Series                              4,096          10,855             15,605         17,655
  Small Cap Series                                     7,404           9,146             44,061         26,965
  Equity Income Series                                 8,280           5,257              2,846          2,791
  Hard Assets Series                                     215             135              1,048          1,720
  Real Estate Series                                   4,019           2,824              5,755          4,213
  All-Growth Series                                        -               -                749          1,582
  Capital Appreciation Series                          3,064           3,950             14,552          8,912
  Value Equity Series                                  2,954           2,479             21,261         19,908
  Strategic Equity Series                              6,721           7,362             45,939         34,281
  Growth Opportunities Series                              -               -                 14            230
  Developing World Series                              1,123           1,346              2,182          2,555
  Mid-Cap Growth Series                                9,558          36,159            171,334         24,338
  Research Series                                     10,004          43,088             53,851         32,932
  Total Return Series                                 21,204          23,295             27,090         39,739
  Capital Growth Series                                6,575          18,381              9,100         22,773
  Growth Series                                       40,269          54,933             97,357         88,641
  Core Bond Series                                     1,092           1,149                996          2,707
  Limited Maturity Bond Series                        15,339          13,178              3,867         13,372
  Liquid Asset Series                                 93,492          85,769            208,900        228,097
  Investors Series                                     1,847             764              3,141            193
  Large Cap Value Series                               3,554           1,492              4,534            597
  Managed Global Series                                1,282             370              1,839             55
  All Cap Series                                       6,067           2,652              4,177            624
  International Equity Series                          6,564          11,090             32,129         29,580
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio                      4,270           3,912              5,231          4,853
  PIMCO Stocks PLUS Growth and Income
     Portfolio                                         2,231           2,034              7,559          5,268


                                                                 18



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


4. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                          YEAR ENDED DECEMBER 31
                                                                   2001                             2000
                                                     ------------------------------------------------------------------
                                                        PURCHASES          SALES         PURCHASES          SALES
                                                     ------------------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
Travelers Series Fund Inc.:
  Smith Barney Large Cap Value Portfolio               $   5,663         $    9,436         $  5,246    $   24,985
  Smith Barney International All Cap Growth
     Portfolio                                               350              3,342            6,312         3,125
  Smith Barney High Income Portfolio                       2,650              2,244            2,706         4,255
  Smith Barney Money Market Portfolio                     15,942              7,561            6,814        14,957
Greenwich Street Series Fund Inc.:
  Appreciation Portfolio                                   3,206              9,310            4,529        13,233
Smith Barney Concert Allocation Series Inc.:
  Select High Growth Portfolio                             3,648              6,643            6,239         5,585
  Select Growth Portfolio                                    867              7,167            5,264         7,627
  Select Balanced Portfolio                               19,644             11,626            4,670         9,037
  Select Conservative Portfolio                            1,172             12,249            1,215         3,557
  Select Income Portfolio                                    396              3,495              422         2,857
Prudential Series Fund Inc.:
  Prudential Jennison Series                                 639                299              326            83
Pilgrim Variable Insurance Trust:
  Pilgrim Worldwide Growth Series                            180                 48              271            19
                                                     ------------------------------------------------------------------
COMBINED                                                $334,113           $426,927         $838,935      $709,377
                                                     ==================================================================


                                                                 19



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)

5. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                        2001                                          2000
                                      ------------------------------------------------------------------------------------------
                                         UNITS          UNITS       NET INCREASE       UNITS          UNITS       NET INCREASE
                                         ISSUED       REDEEMED       (DECREASE)        ISSUED       REDEEMED       (DECREASE)
                                      ------------------------------------------------------------------------------------------
The GCG Trust:
   Fully Managed Division                 640,751        436,753         203,998        332,076          236,052         96,024
   Rising Dividends Division              157,825        478,245        (320,420)       533,924          665,474       (131,550)
   Small Cap Division                     403,233        503,552        (100,319)     1,283,981        1,121,731        162,250
   Equity Income Division                 340,416        221,047         119,369        121,957          130,125         (8,168)
   Hard Assets Division                    14,342          8,943           5,399         64,613          104,370        (39,757)
   Real Estate Division                   141,382        103,879          37,503        231,745          174,390         57,355
   All-Growth Division                          -              -              -              81           48,862        (48,781)
   Capital Appreciation Division          138,234        173,539         (35,305)       513,242          334,626        178,616
   Value Equity Division                  152,529        135,038          17,491      1,161,214        1,102,612         58,602
   Strategic Equity Division              435,524        485,008         (49,484)     1,886,924        1,502,053        384,871
   Growth Opportunities Division                -              -              -              49           21,338        (21,289)
   Developing World Division              137,981        182,355         (44,374)       199,560          238,647        (39,087)
   Mid-Cap Growth Division                255,083        987,244        (732,161)     1,439,061          540,510        898,551
   Research Division                      178,427      1,855,638      (1,677,211)       636,290        1,016,824       (380,534)
   Total Return Division                  448,629      1,047,755        (599,126)       590,447        2,047,917     (1,457,470)
   Capital Growth Division                442,956      1,179,222        (736,266)       309,266        1,088,475       (779,209)
   Growth Division                      2,303,965      3,121,541        (817,576)     3,118,615        3,154,012        (35,397)
   Core Bond Division                      92,203         92,400            (197)        56,755          229,846       (173,091)
   Limited Maturity Bond Division         771,006        698,209          72,797        127,201          770,211       (643,010)
   Liquid Asset Division                5,883,067      5,447,155         435,912     13,697,602       15,095,383     (1,397,781)
   Investors Division                     161,945         67,731          94,214        278,078           16,256        261,822
   Large Cap Value Division               359,051        146,611         212,440        419,567           55,898        363,669
   Managed Global Division                 68,425         19,254          49,171         65,141            2,630         62,511
   All Cap Division                       508,907        233,125         275,782        355,895           54,215        301,680
   International Equity Division          649,759      1,087,566        (437,807)     1,947,762        2,106,530       (158,768)
PIMCO Variable Insurance Trust:
   PIMCO High Yield Bond Division         387,179        383,913           3,266        483,673          477,646          6,027
   PIMCO StocksPLUS Growth and
     Income Division                      188,980        188,022             958        518,754          394,120        124,634


                                                                 20



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


5. CHANGES IN UNITS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                       2001                                          2000
                                     -----------------------------------------------------------------------------------------
                                        UNITS          UNITS       NET INCREASE       UNITS         UNITS      NET INCREASE
                                        ISSUED       REDEEMED       (DECREASE)       ISSUED        REDEEMED     (DECREASE)
                                     -----------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney Large Cap Value
     Division                             93,042        431,348        (338,306)      106,733         1,264,912    (1,158,179)
   Smith Barney International All
     Cap Growth Division                  27,641        227,262        (199,621)      281,425           141,942       139,483
   Smith Barney High Income
     Division                             68,366        168,263         (99,897)       79,044           299,782      (220,738)
   Smith Barney Money Market
     Division                          1,247,954        595,925         652,029       518,415         1,246,511      (728,096)
Greenwich Street Series Fund Inc.:
   Appreciation Division                 149,551        500,789        (351,238)      165,317           681,923      (516,606)
Smith Barney Concert Allocation
  Series Inc.:
     Select High Growth Division          16,601        499,274        (482,673)      275,627           345,499       (69,872)
     Select Growth Division               79,962        537,601        (457,639)      120,017           492,559      (372,542)
     Select Balanced Division          1,209,063        854,388         354,675        69,361           648,848      (579,487)
     Select Conservative Division         30,806        989,701        (958,895)       29,257           283,235      (253,978)
     Select Income Division                9,345        293,738        (284,393)       10,588           245,074      (234,486)
Prudential Series Fund Inc.:
  Prudential Jennison Division           101,174         47,475          53,699        32,923             9,562        23,361
Pilgrim Variable Insurance Trust:
  Pilgrim Worldwide Growth Division       22,428          6,357          16,071        28,450             2,017        26,433
                                     -----------------------------------------------------------------------------------------
COMBINED                              18,317,732     24,435,866      (6,118,134)   32,090,630        38,392,617    (6,301,987)
                                     =========================================================================================


                                                                 21



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the year ended December 31, 2001, along with unit values for the year ended December 31, 2000, follows:

                                                    ------------------------- --------------------------------------------
                                                      At December 31, 2000                At December 31, 2001
                                                    ------------------------- --------------------------------------------


                                                                                  Units        Unit Fair      Net Assets
Division                                                Unit Fair Value          (000s)          Value         (000s)
--------------------------------------------------  ------------------------- --------------  ------------  --------------
The GCG Trust:
    Fully Managed Division                                     $26.04               1,064         $28.22        $30,020
    Rising Dividends Division                                   24.94               2,517          21.65         54,488
    Small Cap Division                                          18.40               1,710          17.87         30,560
    Equity Income Division                                      23.91                 239          23.90          5,718
    Hard Assets Division                                        16.32                  20          14.15            290
    Real Estate Division                                        26.64                 131          28.40          3,714
    Capital Appreciation Division                               25.17                 262          21.60          5,662
    Value Equity Division                                       19.46                 159          18.34          2,923
    Strategic Equity Division                                   18.92                 595          14.71          8,753
    Developing World Division                                    7.58                 331           7.08          2,345
    Mid-Cap Growth Division                                     42.23               6,138          31.80        195,205
    Research Division                                           26.39              11,118          20.44        227,224
    Total Return Division                                       20.75               9,848          20.56        202,440
    Capital Growth Division                                     17.21               4,782          14.64         70,000
    Growth Division                                             22.02               5,961          15.14         90,264
    Core Bond Division                                          11.74                 594          11.86          7,046
    Limited Maturity Bond Division                              17.76               1,656          19.06         31,561
    Liquid Asset Division                                       15.47               2,633          15.84         41,712
    Investors Division                                          11.26                 356          10.63          3,784
    Large Cap Value Division                                    10.55                 576          10.02          5,773
    Managed Global Division                                     20.19                 112          17.53          1,958
    All Cap Division                                            11.59                 577          11.65          6,728
    International Equity Division                               11.37               3,141           8.66         27,208
PIMCO Variable Insurance Trust:
    PIMCO High Yield Bond Division                              10.01                 439          10.10          4,432
    PIMCO Stocks PLUS Growth and Income Division                11.72                 747          10.23          7,638
Travelers Series Fund Inc.:
    Smith Barney Large Cap Value Division                       21.16               4,002          19.16         76,678
    Smith Barney International All Cap Growth
       Division                                                 17.74               1,828          12.04         22,004
    Smith Barney High Income Division                           12.46               1,212          11.82         14,330
    Smith Barney Money Market Division                          12.27               1,407          12.54         17,642
Greenwich Street Series Fund Inc.:
    Appreciation Division                                       18.03               4,151          17.07         70,851
Smith Barney Concert Allocation Series Inc.:
    Select High Growth Division                                 14.13               2,581          12.25         31,610
    Select Growth Division                                      13.33               4,172          11.85         49,444
    Select Balanced Division                                    13.08               4,395          12.72         55,899
Prudential Series Fund Inc.:
    Prudential Jennison Division                                 7.85                  77           6.31            486
Pilgrim Variable Insurance Trust:
    Pilgrim Worldwide Growth Division                            8.75                  43           7.01            298


                                                                 22



                                              Equitable Life Insurance Company of Iowa
                                                         Separate Account A

                                              Notes to Financial Statements (continued)


6. UNIT VALUES (continued)


                                                      ----------------------------------------------------
                                                             For the Year Ended December 31, 2001
                                                      ----------------------------------------------------
                                                                         Mortality,
                                                       Investment      Expense Risk &
                                                         Income         Asset Based
Division                                                  Ratio         Admin Charges      Total Return
--------------------------------------------------    --------------  -----------------  -----------------
The GCG Trust:
    Fully Managed Division                                2.92             1.40%               8.37%
    Rising Dividends Division                             0.28             1.40%             -13.19%
    Small Cap Division                                    0.11             1.40%              -2.88%
    Equity Income Division                                1.98             1.40%              -0.04%
    Hard Assets Division                                  0.00             1.40%             -13.30%
    Real Estate Division                                  4.13             1.40%               6.61%
    Capital Appreciation Division                         0.07             1.40%             -14.18%
    Value Equity Division                                 0.87             1.40%              -5.76%
    Strategic Equity Division                             0.00             1.40%             -22.25%
    Developing World Division                             0.98             1.40%              -6.60%
    Mid-Cap Growth Division                               0.34             1.40%             -24.70%
    Research Division                                     0.11             1.40%             -22.55%
    Total Return Division                                 4.16             1.40%              -0.92%
    Capital Growth Division                               0.00             1.40%             -14.93%
    Growth Division                                       0.00             1.40%             -31.24%
    Core Bond Division                                    0.24             1.40%               1.02%
    Limited Maturity Bond Division                        3.96             1.40%               7.32%
    Liquid Asset Division                                 3.68             1.40%               2.39%
    Investors Division                                    0.81             1.40%              -5.60%
    Large Cap Value Division                              0.20             1.40%              -5.02%
    Managed Global Division                               0.14             1.40%             -13.17%
    All Cap Division                                      1.17             1.40%               0.52%
    International Equity Division                         0.00             1.40%             -23.83%
PIMCO Variable Insurance Trust:
    PIMCO High Yield Bond Division                        7.88             1.40%               0.90%
    PIMCO Stocks PLUS Growth and Income Division          4.18             1.40%             -12.71%
Travelers Series Fund Inc.:
    Smith Barney Large Cap Value Division                 1.36             1.40%              -9.45%
    Smith Barney International All Cap Growth
       Division                                           0.00             1.40%             -32.13%
    Smith Barney High Income Division                    11.77             1.40%              -5.14%
    Smith Barney Money Market Division                    3.32             1.40%               2.20%
Greenwich Street Series Fund Inc.:
    Appreciation Division                                 1.10             1.40%              -5.32%
Smith Barney Concert Allocation Series Inc.:
    Select High Growth Division                           5.05             1.40%             -13.31%
    Select Growth Division                                0.00             1.40%             -11.10%
    Select Balanced Division                              3.72             1.40%              -2.75%
Prudential Series Fund Inc.:
    Prudential Jennison Division                          0.00             1.40%             -19.62%
Pilgrim Variable Insurance Trust:
    Pilgrim Worldwide Growth Division                     0.00             1.40%             -19.89%


                                                                 23


                                     PART C
                                OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS



The following audited financial statements of the Company prepared in accordance with statutory accounting practices for the years ended December 31, 2001, 2000 and 1999 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets - Statutory Basis - as of December 31, 2001 and 2000.

     3. Statements of Operations - Statutory Basis - for the years ended December 31, 2001, 2000 and 1999.

     4. Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2001, 2000 and 1999.

     5. Statements of Cash Flows - Statutory Basis - for the years ended December 31, 2001, 2000 and 1999.

     6.  Notes to Financial  Statements.


The following financial statements of the Separate Account (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets December 31, 2001

     2.  Statement of Operations for the year ended December 31, 2001

     3.  Statements of Changes in Net Assets for the years ended
          December 31, 2001 and 2000.

     4.  Notes  to Financial Statements.

B.      EXHIBITS

1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account. (2)

2.   Not Applicable.

3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc. (2)

4.   Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)

5.   Application Form. (5)

6.

(i)  Copy of Restated Articles of Incorporation of the Company. (1)
(ii) Copy of the Restated Bylaws of the Company. (1)

7.   Not Applicable.

8.
(i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc. (1)

(ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust. (3)
(iii)Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (5)
(iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. (5)
(v) Participation Agreement between Golden American and Prudential Series Fund, Inc. (6)
(vi) Participation Agreement between Golden American and ING Variable Insurance Trust. (6)

9.   Opinion and Consent of Counsel.

10. (a) Consent of Ernst & Young LLP, Independent Auditors.

11. Not Applicable.

12.

(i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994. (2)
(ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.(2)
(iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996. (2)
(iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996. (2)

13. Performance Calculation Information

(i)  SEC Standard Total Return Calculations for Money Market SubAccounts (4)
(ii) Nonstandard Total Return Calculations (4)
(iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market SubAccounts (3)

14. Not applicable

15. Powers of Attorney (7)

16. Subsidiaries of ING Groep N.V. (7)

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 as filed electronically on May 3, 1999.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed electronically on April 28, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            Principal                  Position(s)
Name                     Business Address              with Depositor
----                     ----------------              --------------

Chris D. Schreier       ReliaStar Financial Corp.      President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Thomas J. McInerney     ING Aetna Financial Services   Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations       Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

P. Randall Lowery       ING Insurance Operations       Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations       Director and Chief
                        5780 Powers Ferry Road         Financial Officer
                        Atlanta, GA  30327-4390

Stephen M. Christopher  Security Life of Denver        CEO, US Life Group
                        1290 Broadway
                        Denver, CO  80203

James R. Gelder         Security Connecticut Life      CEO, US Life Group
                        Insurance Co.
                        20 Security Drive
                        Avon, CT  06001

Jerome J. Cwiok         Equitable Life Ins. Co.        President Investment
                        909 Locust Street              Products
                        Des Moines, Iowa 50309

Stephen J. Preston      Golden American Life Ins. Co.  Executive Vice President
                        1475 Dunwoody Drive            and Chief Actuary
                        West Chester, PA  19380

Michael J. Dubes        ReliaStar Financial Corp.      Executive Vice
                        20 Washington Avenue South     President, US Life
                        Minneapolis, MN  55402         Group

Christopher R. Welp     Equitable Life Ins. Co.        Executive Vice President
                        909 Locust Street
                        Des Moines, Iowa 50309

David L. Jacobson       Golden American Life Ins. Co.  Senior Vice President and
                        1475 Dunwoody Drive            Assistant Secretary
                        West Chester, PA  19380

Robert W. Crispin       ING Investment Management Inc. Senior Vice President
                        5780 Powers Ferry Road         Investment
                        Atlanta, GA  30327-4390

Boyd G. Combs           ING Insurance Operations       Senior Vice President
                        5780 Powers Ferry Road         Taxation
                        Atlanta, GA  30327-4390

Devin L. Reimer         Equitable Life Ins. Co.        Senior Vice President
                        909 Locust Street
                        Des Moines, Iowa 50309

Paula Cludray-Engelke   ReliaStar Financial Corp.      Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM  27.  NUMBER OF CONTRACT OWNERS

There are 22,014 qualified contract owners and 21,178 non-qualified contract owners as of March 28, 2002.

ITEM  28.  INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section  1.
In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section  2.
A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section 490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The Restated Bylaws of the Company (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

(a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American Life Insurance Company and The GCG Trust.

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company and ING Americas, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and 5780 Powers Ferry Road, N.W., Atlanta, GA.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 30th day of April, 2002.



                                     SEPARATE ACCOUNT A
                                      (Registrant)

                                By:  EQUITABLE LIFE INSURANCE
                                     COMPANY OF IOWA
                                     (Depositor)

                                By:
                                     --------------------
                                     Chris D. Schreier*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2002.

Signature                     Title
---------                     -----

                              President
--------------------
Chris D. Schreier*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor


*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                            INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----

9         Opinion and Consent of Counsel                             EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10A